UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31 fiscal year end:

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period: February 28, 2017

ITEM 1. INVESTMENTS

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 95.04%

Consumer Discretionary : 14.13%

Hotels, Restaurants & Leisure : 2.70%
Brinker International Incorporated «	82,000	$3,463,680
Carnival Corporation	113,300	6,339,135

		9,802,815

Household Durables : 2.01%
Whirlpool Corporation	40,900	7,304,331

Media : 5.14%
Omnicom Group Incorporated	109,500	9,318,450
Twenty-First Century Fox Incorporated Class A	311,000	9,305,120

		18,623,570

Textiles, Apparel & Luxury Goods : 4.28%
Gildan Activewear Incorporated «	336,900	8,550,522
HanesBrands Incorporated «	347,300	6,949,473

		15,499,995

Consumer Staples : 5.98%

Beverages : 1.86%
Diageo plc ADR «	58,920	6,735,145

Personal Products : 2.54%
Unilever NV ADR «	194,800	9,219,884

Tobacco : 1.58%
Philip Morris International	52,300	5,719,005

Energy : 4.56%

Oil, Gas & Consumable Fuels : 4.56%
Chevron Corporation	31,200	3,510,000
Exxon Mobil Corporation	86,800	7,058,576
World Fuel Services Corporation	165,000	5,968,050

		16,536,626

Financials : 24.32%

Banks : 6.22%
Bank of America Corporation	177,000	4,368,360
JPMorgan Chase & Company	121,300	10,992,206
PNC Financial Services Group Incorporated	56,600	7,201,218

		22,561,784

Capital Markets : 2.68%
State Street Corporation	122,000	9,724,620

Consumer Finance : 1.36%
American Express Company	61,400	4,915,684

Diversified Financial Services : 1.96%
Berkshire Hathaway Incorporated Class B †	41,400	7,096,788

Insurance : 10.07%
Chubb Limited	64,500	8,911,965
FNF Group	265,400	10,172,782
RenaissanceRe Holdings Limited	49,800	7,352,472
The Progressive Corporation	257,500	10,088,850

		36,526,069

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value

Real Estate Management & Development : 2.03%
Brookfield Asset Management Incorporated	203,700	$7,351,533

Health Care : 15.47%

Health Care Equipment & Supplies : 4.56%
Abbott Laboratories	256,100	11,544,988
Becton Dickinson & Company	27,300	4,997,265

		16,542,253

Health Care Providers & Services : 7.16%
Cardinal Health Incorporated	89,400	7,274,478
Laboratory Corporation of America Holdings †	82,900	11,793,354
UnitedHealth Group Incorporated	41,600	6,879,808

		25,947,640

Pharmaceuticals : 3.75%
Allergan plc	30,500	7,467,010
Johnson & Johnson	50,200	6,134,942

		13,601,952

Industrials : 14.70%

Aerospace & Defense : 2.00%
Rockwell Collins Incorporated	75,900	7,255,281

Air Freight & Logistics : 1.70%
United Parcel Service Incorporated Class B	58,100	6,144,656

Electrical Equipment : 4.37%
AMETEK Incorporated	124,500	6,719,265
Eaton Corporation plc	127,000	9,141,460

		15,860,725

Industrial Conglomerates : 1.24%
3M Company	24,200	4,509,670

Machinery : 2.45%
Donaldson Company Incorporated	113,900	4,892,005
Parker-Hannifin Corporation	25,700	3,979,388

		8,871,393

Trading Companies & Distributors : 2.94%
AerCap Holdings NV †	235,200	10,654,560

Information Technology : 7.84%

Electronic Equipment, Instruments & Components : 0.99%
TE Connectivity Limited	48,300	3,596,901

IT Services : 4.71%
Alliance Data Systems Corporation	33,000	8,018,340
Cognizant Technology Solutions Corporation Class A †	91,800	5,440,986
The Western Union Company	184,600	3,625,544

		17,084,870

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name			Shares	Value

Semiconductors & Semiconductor Equipment : 2.14%
Linear Technology Corporation			119,800	$7,736,684

Materials : 6.22%

Chemicals : 2.24%
Axalta Coating Systems Limited †			279,000	8,121,690

Containers & Packaging : 3.98%
Ball Corporation			91,500	6,727,995
Crown Holdings Incorporated †			143,900	7,711,601

				14,439,596

Real Estate : 1.82%

Real Estate Management & Development : 1.82%
CBRE Group Incorporated Class A †			185,600	6,611,072

Total Common Stocks (Cost $250,685,122)				344,596,792

		Yield

Short-Term Investments : 13.33%

Investment Companies : 13.33%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84%	33,306,171	33,309,501
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48	15,028,006	15,028,006

Total Short-Term Investments (Cost $48,337,458)				48,337,507

Total investments in securities (Cost $299,022,580)*	108.37%			392,934,299

Other assets and liabilities, net	(8.37)			(30,347,083)

Total net assets	100.00%			$362,587,216

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $300,097,160 and unrealized gains (losses) consists of:

Gross unrealized gains	$96,414,982
Gross unrealized losses	(3,577,843)

Net unrealized gains	$92,837,139

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$51,230,711	$0	$0	$51,230,711
Consumer staples	21,674,034	0	0	21,674,034
Energy	16,536,626	0	0	16,536,626
Financials	88,176,478	0	0	88,176,478
Health care	56,091,845	0	0	56,091,845
Industrials	53,296,285	0	0	53,296,285
Information technology	28,418,455	0	0	28,418,455
Materials	22,561,286	0	0	22,561,286
Real estate	6,611,072	0	0	6,611,072
Short-term investments
Investment companies	15,028,006	0	0	15,028,006
Investments measured at net asset value*				33,309,501

Total assets	$359,624,798	$0	$0	$392,934,299

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $33,309,501 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 99.29%

Consumer Discretionary : 16.68%

Auto Components : 0.72%
Lear Corporation	5,453	$774,271

Automobiles : 0.66%
General Motors Company	19,272	709,980

Hotels, Restaurants & Leisure : 1.29%
Marriott International Incorporated Class A	2,760	240,092
Royal Caribbean Cruises Limited	1,770	170,097
Starbucks Corporation	17,388	988,856

		1,399,045

Internet & Direct Marketing Retail : 4.34%
Amazon.com Incorporated †	4,760	4,022,390
The Priceline Group Incorporated †	390	672,411

		4,694,801

Leisure Products : 0.11%
The Brunswick Corporation	1,960	117,384

Media : 0.81%
Comcast Corporation Class A	20,956	784,174
The Walt Disney Company	880	96,879

		881,053

Multiline Retail : 1.51%
Dollar Tree Incorporated †	21,350	1,637,118

Specialty Retail : 6.64%
Burlington Stores Incorporated †	5,020	446,830
Foot Locker Incorporated	9,766	738,993
Lowe’s Companies Incorporated	9,599	713,878
O’Reilly Automotive Incorporated †	4,650	1,263,452
The Home Depot Incorporated	18,558	2,689,240
The TJX Companies Incorporated	8,081	633,954
Tractor Supply Company	4,260	302,077
ULTA Salon Cosmetics & Fragrance Incorporated †	1,470	401,942

		7,190,366

Textiles, Apparel & Luxury Goods : 0.60%
Nike Incorporated Class B	9,300	531,588
Under Armour Incorporated Class C †	0	0
VF Corporation	2,230	116,964

		648,552

Consumer Staples : 4.73%

Beverages : 0.56%
Constellation Brands Incorporated Class A	3,050	484,371
The Coca-Cola Company	3,020	126,719

		611,090

Food & Staples Retailing : 2.65%
Costco Wholesale Corporation	5,830	1,032,959
CVS Health Corporation	7,121	573,810
Sysco Corporation	12,045	635,012
Wal-Mart Stores Incorporated	8,777	622,553

		2,864,334

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value

Food Products : 0.65%
Pinnacle Foods Incorporated	12,335	$704,699

Household Products : 0.21%
Colgate-Palmolive Company	3,070	224,049

Personal Products : 0.66%
The Estee Lauder Companies Incorporated Class A	8,610	713,339

Energy : 3.33%

Energy Equipment & Services : 0.37%
Schlumberger Limited	5,020	403,407

Oil, Gas & Consumable Fuels : 2.96%
Chevron Corporation	5,824	655,200
Concho Resources Incorporated †	6,930	917,879
EOG Resources Incorporated	3,980	386,020
Extraction Oil & Gas Incorporated †	693	12,266
Exxon Mobil Corporation	7,322	595,425
Valero Energy Corporation	9,325	633,634

		3,200,424

Financials : 7.66%

Banks : 3.64%
Bank of America Corporation	29,604	730,627
Citizens Financial Group Incorporated	18,711	699,230
Huntington Bancshares Incorporated	53,383	754,836
JPMorgan Chase & Company	9,630	872,671
SunTrust Banks Incorporated	14,910	886,996

		3,944,360

Capital Markets : 2.49%
Morgan Stanley	11,250	513,788
TD Ameritrade Holding Corporation	5,040	197,064
The Charles Schwab Corporation	13,000	525,330
The Goldman Sachs Group Incorporated	5,856	1,452,639

		2,688,821

Insurance : 1.53%
Lincoln National Corporation	12,661	888,296
Prudential Financial Incorporated	6,953	768,585

		1,656,881

Health Care : 14.37%

Biotechnology : 6.77%
Alexion Pharmaceuticals Incorporated †	2,690	353,063
Amgen Incorporated	6,658	1,175,337
BioMarin Pharmaceutical Incorporated †	11,670	1,096,163
Celgene Corporation †	16,440	2,030,504
Gilead Sciences Incorporated	6,835	481,731
Incyte Corporation †	5,430	722,733
Regeneron Pharmaceuticals Incorporated †	1,200	448,200
Tesaro Incorporated †«	2,160	406,879
Vertex Pharmaceuticals Incorporated †	6,810	617,122

		7,331,732

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies : 1.68%
Boston Scientific Corporation †	21,190	$520,215
Danaher Corporation	8,040	687,822
Edwards Lifesciences Corporation †	3,710	348,888
Intuitive Surgical Incorporated †	130	95,810
West Pharmaceutical Services Incorporated	2,060	169,888

		1,822,623

Health Care Providers & Services : 3.85%
Acadia Healthcare Company Incorporated †«	17,710	791,991
Aetna Incorporated	6,085	783,505
Centene Corporation †	9,992	704,436
Envision Healthcare Corporation †	7,535	527,450
HCA Holdings Incorporated †	7,278	634,933
UnitedHealth Group Incorporated	4,354	720,065

		4,162,380

Life Sciences Tools & Services : 0.41%
Agilent Technologies Incorporated	2,820	144,666
Patheon NV †	3,220	101,430
PRA Health Sciences Incorporated †	3,300	194,733

		440,829

Pharmaceuticals : 1.66%
Merck & Company Incorporated	9,800	645,526
Zoetis Incorporated	21,552	1,148,937

		1,794,463

Industrials : 10.00%

Aerospace & Defense : 1.96%
Northrop Grumman Corporation	3,072	759,060
Spirit AeroSystems Holdings Incorporated Class A	12,758	786,020
The Boeing Company	3,210	578,538

		2,123,618

Air Freight & Logistics : 0.68%
FedEx Corporation	3,820	737,184

Airlines : 0.70%
Delta Air Lines Incorporated	13,225	660,324
Southwest Airlines Company	1,643	94,965

		755,289

Building Products : 0.17%
Johnson Controls International plc	4,310	180,761

Commercial Services & Supplies : 1.15%
KAR Auction Services Incorporated	18,561	831,904
Waste Connections Incorporated	4,700	410,733

		1,242,637
Construction & Engineering : 0.52%
EMCOR Group Incorporated	9,183	564,571

Electrical Equipment : 0.33%
Rockwell Automation Incorporated	2,350	355,085

Industrial Conglomerates : 0.94%
3M Company	3,060	570,231
Honeywell International Incorporated	3,650	454,425

		1,024,656

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value

Machinery : 0.99%
Fortive Corporation	7,535	$434,393
Stanley Black & Decker Incorporated	5,019	638,166

		1,072,559

Professional Services : 0.17%
IHS Markit Limited †	4,600	183,080

Road & Rail : 2.39%
CSX Corporation	4,640	225,318
Norfolk Southern Corporation	4,930	596,678
Union Pacific Corporation	16,370	1,766,978

		2,588,974

Information Technology : 37.20%

Electronic Equipment, Instruments & Components : 1.40%
CDW Corporation of Delaware	14,704	866,066
Jabil Circuit Incorporated	25,638	654,025

		1,520,091

Internet Software & Services : 10.49%
Akamai Technologies Incorporated †	6,400	400,640
Alphabet Incorporated Class A †	3,954	3,340,853
Alphabet Incorporated Class C †	2,539	2,090,130
CoStar Group Incorporated †	1,140	231,625
eBay Incorporated †	26,080	884,112
Facebook Incorporated Class A †	30,980	4,199,029
MercadoLibre Incorporated	630	132,848
Trivago NV ADR †	6,222	72,860

		11,352,097

IT Services : 6.94%
Accenture plc Class A	8,981	1,100,173
Fidelity National Information Services Incorporated	1,290	106,128
FleetCor Technologies Incorporated †	4,870	827,900
Global Payments Incorporated	1,430	113,957
MasterCard Incorporated Class A	16,650	1,839,159
PayPal Holdings Incorporated †	25,600	1,075,200
Square Incorporated Class A †	11,150	193,118
Visa Incorporated Class A	25,670	2,257,420

		7,513,055

Semiconductors & Semiconductor Equipment : 6.90%
Broadcom Limited	6,851	1,445,081
Intel Corporation	16,720	605,264
Linear Technology Corporation	12,222	789,297
Microchip Technology Incorporated «	24,989	1,812,202
NVIDIA Corporation	10,883	1,104,407
NXP Semiconductors NV †	1,880	193,283
Texas Instruments Incorporated	19,860	1,521,673

		7,471,207

Software : 8.72%
Adobe Systems Incorporated †	10,491	1,241,505
CDK Global Incorporated	5,080	337,464
Electronic Arts Incorporated †	8,156	705,494

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name			Shares	Value

Software (continued)
Microsoft Corporation			62,614	$4,006,043
Salesforce.com Incorporated †			11,414	928,529
ServiceNow Incorporated †			9,020	784,018
Splunk Incorporated †			15,718	970,272
Ultimate Software Group Incorporated †			2,426	469,164

				9,442,489

Technology Hardware, Storage & Peripherals : 2.75%
Apple Incorporated			15,912	2,179,784
NetApp Incorporated			18,949	792,637

				2,972,421

Materials : 4.46%

Chemicals : 3.81%
Air Products & Chemicals Incorporated			4,617	648,550
Ecolab Incorporated			11,620	1,440,531
Praxair Incorporated			10,810	1,283,255
The Dow Chemical Company			12,111	754,031

				4,126,367

Containers & Packaging : 0.65%
Avery Dennison Corporation			8,692	701,531

Real Estate : 0.86%

Equity REITs : 0.86%
American Tower Corporation			2,870	329,447
Prologis Incorporated			11,740	599,327

				928,774

Total Common Stocks (Cost $75,674,232)				107,472,447

		Yield

Short-Term Investments : 2.11%

Investment Companies : 2.11%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84%	1,536,690	1,536,843
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48	742,654	742,654

Total Short-Term Investments (Cost $2,279,472)				2,279,497

Total investments in securities (Cost $77,953,704)*	101.40%			109,751,944

Other assets and liabilities, net	(1.40)			(1,510,510)

Total net assets	100.00%			$108,241,434

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $77,844,423 and unrealized gains (losses) consists of:

Gross unrealized gains	$32,179,582
Gross unrealized losses	(272,061)

Net unrealized gains	$31,907,521

5

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$18,052,570	$0	$0	$18,052,570
Consumer staples	5,117,511	0	0	5,117,511
Energy	3,603,831	0	0	3,603,831
Financials	8,290,062	0	0	8,290,062
Health care	15,552,027	0	0	15,552,027
Industrials	10,828,414	0	0	10,828,414
Information technology	40,271,360	0	0	40,271,360
Materials	4,827,898	0	0	4,827,898
Real estate	928,774	0	0	928,774
Short-term investments
Investment companies	742,654	0	0	742,654
Investments measured at net asset value*				1,536,843

Total assets	$108,215,101	$0	$0	$109,751,944

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,536,843 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 95.29%

Consumer Discretionary : 11.71%

Auto Components : 0.88%
Cooper-Standard Holdings Incorporated †	43,860	$4,912,320
LCI Industries	20,430	2,200,311

		7,112,631

Diversified Consumer Services : 0.62%
Grand Canyon Education Incorporated †	80,660	4,950,911

Hotels, Restaurants & Leisure : 3.54%
Papa John’s International Incorporated	40,900	3,227,828
Planet Fitness Incorporated Class A	351,891	7,569,175
Popeyes Louisiana Kitchen Incorporated †	64,000	5,056,640
The Habit Restaurants Incorporated Class A †	383,678	5,160,469
Wingstop Incorporated «	283,968	7,468,358

		28,482,470

Household Durables : 0.87%
iRobot Corporation †	77,900	4,446,532
Universal Electronics Incorporated †	36,800	2,528,160

		6,974,692

Leisure Products : 0.90%
MCBC Holdings Incorporated	253,706	3,724,404
Nautilus Group Incorporated †	215,830	3,474,863

		7,199,267

Media : 1.66%
IMAX Corporation †	249,350	8,066,473
Nexstar Broadcasting Group Incorporated	76,400	5,267,780

		13,334,253

Multiline Retail : 0.92%
Ollie’s Bargain Outlet Holdings Incorporated †	237,060	7,431,831

Specialty Retail : 2.32%
Camping World Holdings Incorporated Class A	75,760	2,664,479
Five Below Incorporated †	100,397	3,870,304
Lithia Motors Incorporated Class A	126,230	12,076,424

		18,611,207

Energy : 3.40%

Energy Equipment & Services : 0.16%
Keane Group Incorporated †«	74,084	1,297,952

Oil, Gas & Consumable Fuels : 3.24%
Extraction Oil & Gas Incorporated †	59,898	1,060,195
Matador Resources Company †«	160,736	3,868,916
PDC Energy Incorporated †	135,190	9,137,492
RSP Permian Incorporated †	302,358	11,940,117

		26,006,720

Financials : 7.30%

Capital Markets : 4.71%
Financial Engines Incorporated «	318,070	14,090,501
MarketAxess Holdings Incorporated	121,941	23,806,541

		37,897,042

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value

Insurance : 0.55%
Kinsale Capital Group Incorporated	149,242	$4,380,253

Thrifts & Mortgage Finance : 2.04%
LendingTree Incorporated †	138,532	16,402,189

Health Care : 25.27%

Biotechnology : 5.28%
Alder Biopharmaceuticals Incorporated †«	5,990	136,872
Clovis Oncology Incorporated †«	125,700	7,266,717
Ligand Pharmaceuticals Incorporated †«	86,560	9,056,773
Radius Health Incorporated †«	65,935	2,778,501
Repligen Corporation †	321,680	10,136,137
Spark Therapeutics Incorporated †«	87,200	5,561,616
Ultragenyx Pharmaceutical Incorporated †	88,144	7,499,292

		42,435,908

Health Care Equipment & Supplies : 13.72%
Cantel Medical Corporation	30,900	2,537,199
Cerus Corporation †«	946,718	3,966,748
Cynosure Incorporated Class A †	97,278	6,420,348
Entellus Medical Incorporated †	41,272	574,506
Glaukos Corporation †	230,252	10,476,466
Inogen Incorporated †	116,850	8,018,247
Integra LifeSciences Holdings Corporation †	282,140	12,058,664
iRhythm Technologies Incorporated †	175,512	6,760,722
Nevro Corporation †	151,155	14,509,368
NxStage Medical Incorporated †	449,670	12,842,575
The Spectranetics Corporation †	699,739	19,470,238
Zeltiq Aesthetics Incorporated †	228,450	12,646,992

		110,282,073

Health Care Providers & Services : 4.24%
Acadia Healthcare Company Incorporated †	280,910	12,562,295
HealthEquity Incorporated †	292,712	12,791,514
Surgery Partners Incorporated †	157,530	3,544,425
Teladoc Incorporated †«	235,479	5,192,312

		34,090,546

Life Sciences Tools & Services : 1.59%
Cambrex Corporation †	51,600	2,907,660
ICON plc ADR †	20,340	1,703,882
INC Research Holdings Incorporated Class A †	187,825	8,198,561

		12,810,103

Pharmaceuticals : 0.44%
Heska Corporation †	37,900	3,514,846

Industrials : 16.90%

Aerospace & Defense : 0.69%
HEICO Corporation	67,300	5,528,695

Airlines : 0.94%
SkyWest Incorporated	215,830	7,586,425

Building Products : 1.23%
Apogee Enterprises Incorporated	152,460	8,717,663
JELD-WEN Holding Incorporated †	36,389	1,136,792

		9,854,455

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies : 0.45%
Advanced Disposal Services Incorporated †	166,222	$3,636,937

Construction & Engineering : 2.33%
Dycom Industries Incorporated †«	84,330	6,930,239
Granite Construction Incorporated	177,350	9,401,324
MasTec Incorporated †	61,900	2,429,575

		18,761,138

Machinery : 4.71%
John Bean Technologies Corporation	150,590	13,462,746
Milacron Holdings Corporation †«	419,828	7,624,076
Mueller Water Products Incorporated Class A	440,520	5,458,043
REV Group Incorporated †	89,483	2,545,791
Rexnord Corporation †	393,410	8,721,900

		37,812,556

Professional Services : 4.89%
On Assignment Incorporated †	441,813	20,849,155
WageWorks Incorporated †	240,114	18,488,778

		39,337,933

Trading Companies & Distributors : 1.66%
Beacon Roofing Supply Incorporated †	177,010	8,043,334
BMC Stock Holdings Incorporated †	253,560	5,324,760

		13,368,094

Information Technology : 30.71%

Communications Equipment : 0.36%
Quantenna Communications Incorporated †«	137,222	2,873,429

Electronic Equipment, Instruments & Components : 1.74%
Littelfuse Incorporated	44,740	7,223,273
Mercury Computer Systems Incorporated †	182,086	6,802,733

		14,026,006

Internet Software & Services : 11.56%
2U Incorporated †	220,350	8,053,793
Coupa Software Incorporated †«	100,880	2,668,276
Criteo SA ADR †«	42,491	1,996,227
Envestnet Incorporated †	429,592	16,603,731
Five9 Incorporated †	494,650	7,869,882
GrubHub Incorporated †	101,200	3,548,072
LogMeIn Incorporated	105,520	9,681,460
Q2 Holdings Incorporated †	628,643	22,599,716
SPS Commerce Incorporated †	147,238	8,146,679
Twilio Incorporated Class A †«	130,904	4,152,275
Wix.com Limited †	50,300	3,133,690
Xactly Corporation †	358,777	4,448,835

		92,902,636

IT Services : 1.95%
InterXion Holding NV †	402,220	15,646,356

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name			Shares	Value

Semiconductors & Semiconductor Equipment : 5.19%
Cavium Incorporated †			151,880	$9,949,659
Inphi Corporation †			43,200	2,027,808
MaxLinear Incorporated Class A †			240,178	6,254,235
Microsemi Corporation †			199,150	10,319,953
Monolithic Power Systems Incorporated			150,180	13,211,335

				41,762,990

Software : 9.91%
BlackLine Incorporated †			110,353	3,148,371
CommVault Systems Incorporated †			53,250	2,611,913
CyberArk Software Limited †			234,010	11,836,226
HubSpot Incorporated †			217,676	12,951,722
Paycom Software Incorporated †«			159,730	8,598,266
Paylocity Holding Corporation †			130,193	4,590,605
Proofpoint Incorporated †			199,080	15,681,532
Ringcentral Incorporated Class A †			254,660	6,799,422
Synchronoss Technologies Incorporated †			247,981	6,715,325
Talend SA †«			247,156	6,700,399

				79,633,781

Total Common Stocks (Cost $531,813,199)				765,946,325

Exchange-Traded Funds : 2.41%
iShares Russell 2000 Growth Index Fund ETF «			120,953	19,382,718

Total Exchange-Traded Funds (Cost $18,946,147)				19,382,718

		Yield

Short-Term Investments : 13.26%

Investment Companies : 13.26%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84%	90,424,503	90,433,545
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48	16,187,772	16,187,772

Total Short-Term Investments (Cost $106,614,091)				106,621,317

Total investments in securities (Cost $657,373,437)*	110.96%			891,950,360

Other assets and liabilities, net	(10.96)			(88,103,881)

Total net assets	100.00%			$803,846,479

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $660,932,475 and unrealized gains (losses) consists of:

Gross unrealized gains	$242,807,147
Gross unrealized losses	(11,789,262)

Net unrealized gains	$231,017,885

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Publiclimited company

4

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$94,097,262	$0	$0	$94,097,262
Energy	27,304,672	0	0	27,304,672
Financials	58,679,484	0	0	58,679,484
Health care	203,133,476	0	0	203,133,476
Industrials	135,886,233	0	0	135,886,233
Information technology	246,845,198	0	0	246,845,198
Exchange-traded funds	19,382,718	0	0	19,382,718
Short-term investments
Investment companies	16,187,772	0	0	16,187,772
Investments measured at net asset value*				90,433,545

Total assets	$801,516,815	$0	$0	$891,950,360

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $90,433,545 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 95.29%

Consumer Discretionary : 11.52%

Auto Components : 0.18%
BorgWarner Incorporated	20,813	$878,097
Delphi Automotive plc	28,155	2,143,440
The Goodyear Tire & Rubber Company	27,138	951,187

		3,972,724

Automobiles : 0.52%
Ford Motor Company	405,727	5,083,759
General Motors Company	144,203	5,312,439
Harley-Davidson Incorporated	18,377	1,036,095

		11,432,293

Distributors : 0.11%
Genuine Parts Company	15,462	1,479,868
LKQ Corporation †	31,968	1,009,549

		2,489,417

Diversified Consumer Services : 0.02%
H&R Block Incorporated	21,531	442,677

Hotels, Restaurants & Leisure : 1.49%
Carnival Corporation	43,592	2,438,972
Chipotle Mexican Grill Incorporated †	3,010	1,260,407
Darden Restaurants Incorporated	12,795	955,531
Marriott International Incorporated Class A	33,286	2,895,549
McDonald’s Corporation	86,330	11,020,025
Royal Caribbean Cruises Limited	17,400	1,672,140
Starbucks Corporation	151,298	8,604,317
Wyndham Worldwide Corporation	11,204	932,621
Wynn Resorts Limited	8,250	793,238
Yum! Brands Incorporated	36,245	2,367,523

		32,940,323

Household Durables : 0.46%
D.R. Horton Incorporated	35,279	1,128,928
Garmin Limited «	11,950	616,740
Harman International Industries Incorporated	7,247	808,910
Leggett & Platt Incorporated	13,897	683,454
Lennar Corporation Class A	20,427	996,633
Mohawk Industries Incorporated †	6,553	1,483,337
Newell Rubbermaid Incorporated	50,148	2,458,756
PulteGroup Incorporated	30,944	682,315
Whirlpool Corporation	7,808	1,394,431

		10,253,504

Internet & Direct Marketing Retail : 2.34%
Amazon.com Incorporated †	40,999	34,645,795
Expedia Incorporated	12,554	1,494,428
Netflix Incorporated †	44,613	6,340,846
The Priceline Group Incorporated †	5,130	8,844,787
TripAdvisor Incorporated †	11,882	492,747

		51,818,603

Leisure Products : 0.09%
Hasbro Incorporated	11,675	1,130,957
Mattel Incorporated	35,558	914,907

		2,045,864

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Media : 2.96%
CBS Corporation Class B	40,748	$2,686,108
Charter Communications Incorporated Class A †	22,510	7,272,081
Comcast Corporation Class A	495,536	18,542,957
Discovery Communications Incorporated Class A †	15,795	454,264
Discovery Communications Incorporated Class C †	22,932	643,701
Interpublic Group of Companies Incorporated	41,272	994,655
News Corporation Class A	39,704	509,005
News Corporation Class B	12,452	164,366
Omnicom Group Incorporated	24,521	2,086,737
Scripps Networks Interactive Incorporated Class A	9,903	799,865
Tegna Incorporated	22,290	571,293
The Walt Disney Company	152,207	16,756,469
Time Warner Incorporated	80,164	7,872,906
Twenty-First Century Fox Incorporated Class A	110,070	3,293,294
Twenty-First Century Fox Incorporated Class B	50,637	1,486,196
Viacom Incorporated Class B	36,112	1,569,066

		65,702,963

Multiline Retail : 0.43%
Dollar General Corporation	26,422	1,929,334
Dollar Tree Incorporated †	24,541	1,881,804
Kohl’s Corporation	18,345	781,864
Macy’s Incorporated	31,776	1,055,599
Nordstrom Incorporated «	12,073	563,326
Target Corporation	58,392	3,431,698

		9,643,625

Specialty Retail : 2.28%
Advance Auto Parts Incorporated	7,656	1,199,006
AutoNation Incorporated †	6,828	313,405
AutoZone Incorporated †	3,000	2,209,650
Bed Bath & Beyond Incorporated	15,810	638,724
Best Buy Company Incorporated	28,383	1,252,542
CarMax Incorporated †«	19,786	1,276,988
Foot Locker Incorporated	14,066	1,064,374
L Brands Incorporated	24,971	1,313,974
Lowe’s Companies Incorporated	90,426	6,724,982
O’Reilly Automotive Incorporated †	9,820	2,668,192
Ross Stores Incorporated	41,227	2,827,348
Signet Jewelers Limited «	7,233	459,946
Staples Incorporated	67,629	607,985
The Gap Incorporated	22,806	566,045
The Home Depot Incorporated	126,635	18,350,678
The TJX Companies Incorporated	67,769	5,316,478
Tiffany & Company «	11,127	1,022,237
Tractor Supply Company	13,644	967,496
ULTA Salon Cosmetics & Fragrance Incorporated †	6,095	1,666,556
Urban Outfitters Incorporated †	9,183	239,033

		50,685,639

Textiles, Apparel & Luxury Goods : 0.64%
Coach Incorporated	29,146	1,110,171
HanesBrands Incorporated «	39,290	786,193
Michael Kors Holdings Limited †	17,074	623,201
Nike Incorporated Class B	138,904	7,939,753
PVH Corporation	8,240	754,784
Ralph Lauren Corporation	5,854	464,398
Under Armour Incorporated Class A «	19,101	393,863
Under Armour Incorporated Class C †«	19,208	356,500
VF Corporation	34,406	1,804,595

		14,233,458

2

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Consumer Staples : 9.00%

Beverages : 1.92%
Brown-Forman Corporation Class B	18,961	$924,538
Constellation Brands Incorporated Class A	18,475	2,934,015
Dr Pepper Snapple Group Incorporated	19,098	1,784,517
Molson Coors Brewing Company Class B	19,158	1,923,272
Monster Beverage Corporation †	42,143	1,746,406
PepsiCo Incorporated	149,092	16,456,775
The Coca-Cola Company	403,523	16,931,825

		42,701,348

Food & Staples Retailing : 1.92%
Costco Wholesale Corporation	45,442	8,051,414
CVS Health Corporation	110,863	8,933,341
Sysco Corporation	52,308	2,757,678
The Kroger Company	98,153	3,121,265
Wal-Mart Stores Incorporated	156,544	11,103,666
Walgreens Boots Alliance Incorporated	88,965	7,684,797
Whole Foods Market Incorporated	33,101	1,015,208

		42,667,369

Food Products : 1.50%
Archer Daniels Midland Company	59,816	2,809,558
Campbell Soup Company	20,142	1,195,428
ConAgra Foods Incorporated	43,233	1,781,632
General Mills Incorporated	61,478	3,711,427
Hormel Foods Corporation	28,057	989,009
Kellogg Company	26,265	1,945,449
McCormick & Company Incorporated	11,909	1,172,084
Mead Johnson Nutrition Company	19,203	1,685,831
Mondelez International Incorporated Class A	160,551	7,051,400
The Hershey Company	14,500	1,571,075
The J.M. Smucker Company	12,104	1,715,500
The Kraft Heinz Company	62,006	5,674,169
Tyson Foods Incorporated Class A	30,205	1,889,625

		33,192,187

Household Products : 1.81%
Church & Dwight Company Incorporated	26,883	1,339,849
Colgate-Palmolive Company	92,401	6,743,425
Kimberly-Clark Corporation	37,232	4,935,102
The Clorox Company	13,384	1,831,065
The Procter & Gamble Company	278,186	25,334,399

		40,183,840

Personal Products : 0.13%
Coty Incorporated Class A	48,878	917,929
The Estee Lauder Companies Incorporated Class A	23,107	1,914,415

		2,832,344

Tobacco : 1.72%
Altria Group Incorporated	202,743	15,189,506
Philip Morris International	161,272	17,635,093
Reynolds American Incorporated	85,967	5,292,988

		38,117,587

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Energy : 6.31%

Energy Equipment & Services : 1.06%
Baker Hughes Incorporated	43,952	$2,649,427
Halliburton Company	89,865	4,804,183
Helmerich & Payne Incorporated «	11,246	768,889
National Oilwell Varco Incorporated	39,263	1,587,010
Schlumberger Limited	144,635	11,622,869
TechnipFMC plc †	48,869	1,579,446
Transocean Limited †«	40,469	559,282

		23,571,106

Oil, Gas & Consumable Fuels : 5.25%
Anadarko Petroleum Corporation	58,101	3,756,230
Apache Corporation	39,444	2,074,360
Cabot Oil & Gas Corporation	48,355	1,058,975
Chesapeake Energy Corporation †«	77,490	422,321
Chevron Corporation	196,245	22,077,563
Cimarex Energy Company	9,872	1,241,108
Concho Resources Incorporated †	15,183	2,010,988
ConocoPhillips	128,805	6,127,254
Devon Energy Corporation	54,431	2,360,128
EOG Resources Incorporated	59,926	5,812,223
EQT Corporation	17,959	1,075,565
Exxon Mobil Corporation	431,074	35,054,938
Hess Corporation	27,721	1,425,968
Kinder Morgan Incorporated	199,578	4,253,007
Marathon Oil Corporation	88,073	1,409,168
Marathon Petroleum Corporation	54,870	2,721,552
Murphy Oil Corporation	16,827	476,036
Newfield Exploration Company †	20,505	747,612
Noble Energy Incorporated	44,564	1,622,575
Occidental Petroleum Corporation	79,442	5,207,423
ONEOK Incorporated	21,885	1,182,884
Phillips 66 Company	46,024	3,598,617
Pioneer Natural Resources Company	17,644	3,281,255
Range Resources Corporation	19,526	539,308
Southwestern Energy Company †	51,020	383,160
Tesoro Corporation	12,150	1,035,059
The Williams Companies Incorporated	84,811	2,403,544
Valero Energy Corporation	47,057	3,197,523

		116,556,344

Financials : 14.09%

Banks : 6.42%
Bank of America Corporation	1,050,482	25,925,896
BB&T Corporation	84,353	4,067,502
Citigroup Incorporated	296,247	17,718,533
Citizens Financial Group Incorporated	53,213	1,988,570
Comerica Incorporated	17,908	1,276,482
Fifth Third Bancorp	78,551	2,155,439
Huntington Bancshares Incorporated	112,770	1,594,568
JPMorgan Chase & Company	371,983	33,709,099
KeyCorp	112,347	2,108,753
M&T Bank Corporation	16,118	2,691,222
People’s United Financial Incorporated	32,371	621,523
PNC Financial Services Group Incorporated	50,575	6,434,657
Regions Financial Corporation	127,967	1,954,056
SunTrust Banks Incorporated	51,021	3,035,239
US Bancorp	166,090	9,134,950
Wells Fargo & Company (l)	469,889	27,197,175
Zions Bancorporation	21,178	950,892

		142,564,556

4

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Capital Markets : 2.71%
Affiliated Managers Group Incorporated	5,699	$957,033
Ameriprise Financial Incorporated	16,430	2,160,545
Bank of New York Mellon Corporation	109,917	5,181,487
BlackRock Incorporated	12,636	4,895,945
CBOE Holdings Incorporated	9,491	740,773
Charles Schwab Corporation	125,409	5,067,778
CME Group Incorporated	35,278	4,284,866
E*TRADE Financial Corporation †	28,458	982,086
Franklin Resources Incorporated	36,070	1,552,453
Goldman Sachs Group Incorporated	38,444	9,536,419
Intercontinental Exchange Incorporated	61,924	3,537,718
Invesco Limited	42,470	1,367,109
Moody’s Corporation	17,292	1,925,810
Morgan Stanley	149,912	6,846,481
Northern Trust Corporation	22,127	1,932,793
S&P Global Incorporated	26,935	3,487,274
State Street Corporation	37,694	3,004,589
T. Rowe Price Group Incorporated	25,306	1,802,040
The NASDAQ OMX Group Incorporated	11,850	842,654

		60,105,853

Consumer Finance : 0.79%
American Express Company	79,923	6,398,635
Capital One Financial Corporation	50,138	4,705,953
Discover Financial Services	41,000	2,916,740
Navient Corporation	31,509	485,554
Synchrony Financial	81,522	2,954,357

		17,461,239

Diversified Financial Services : 1.57%
Berkshire Hathaway Incorporated Class B †	197,399	33,838,137
Leucadia National Corporation	33,684	896,668

		34,734,805

Insurance : 2.60%
AFLAC Incorporated	42,425	3,069,449
American International Group Incorporated	101,438	6,483,917
Aon plc	27,350	3,163,028
Arthur J. Gallagher & Company	18,498	1,053,461
Assurant Incorporated	5,927	586,773
Chubb Limited	48,375	6,683,974
Cincinnati Financial Corporation	15,585	1,137,082
Lincoln National Corporation	23,760	1,667,002
Loews Corporation	28,724	1,349,454
Marsh & McLennan Companies Incorporated	53,599	3,938,455
MetLife Incorporated	114,262	5,991,899
Principal Financial Group Incorporated	27,813	1,739,425
Prudential Financial Incorporated	44,701	4,941,249
The Allstate Corporation	38,282	3,145,249
The Hartford Financial Services Group Incorporated	39,268	1,919,813
The Progressive Corporation	60,326	2,363,573
The Travelers Companies Incorporated	29,530	3,609,747
Torchmark Corporation	11,472	889,424
Unum Group	24,130	1,178,268
Willis Towers Watson plc	13,363	1,716,210
XL Group Limited	27,970	1,132,505

		57,759,957

Health Care : 13.40%

Biotechnology : 2.75%
AbbVie Incorporated	168,939	10,447,188
Alexion Pharmaceuticals Incorporated †	23,312	3,059,700

5

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Biotechnology (continued)
Amgen Incorporated	77,335	$13,651,948
Biogen Idec Incorporated	22,618	6,527,555
Celgene Corporation †	80,587	9,953,300
Gilead Sciences Incorporated	136,958	9,652,800
Incyte Corporation †	18,213	2,424,150
Regeneron Pharmaceuticals Incorporated †	7,859	2,935,337
Vertex Pharmaceuticals Incorporated †	25,785	2,336,637

		60,988,615

Health Care Equipment & Supplies : 2.45%
Abbott Laboratories	178,920	8,065,714
Baxter International Incorporated	50,889	2,591,268
Becton Dickinson & Company	22,072	4,040,280
Boston Scientific Corporation †	141,555	3,475,175
C.R. Bard Incorporated	7,643	1,874,369
Danaher Corporation	63,278	5,413,433
Dentsply Sirona Incorporated	24,001	1,524,544
Edwards Lifesciences Corporation †	22,227	2,090,227
Hologic Incorporated †	28,922	1,173,655
IDEXX Laboratories Incorporated †	9,321	1,350,986
Intuitive Surgical Incorporated †	4,028	2,968,636
Medtronic plc	142,737	11,548,851
Stryker Corporation	32,309	4,153,645
The Cooper Companies Incorporated	5,067	1,009,042
Varian Medical Systems Incorporated	9,711	814,656
Zimmer Biomet Holdings Incorporated	20,822	2,437,840

		54,532,321

Health Care Providers & Services : 2.56%
Aetna Incorporated	36,478	4,696,907
AmerisourceBergen Corporation	17,389	1,591,267
Anthem Incorporated	27,386	4,513,761
Cardinal Health Incorporated	33,272	2,707,343
Centene Corporation †	17,765	1,252,433
CIGNA Corporation	26,690	3,974,141
DaVita HealthCare Partners Incorporated †	16,417	1,139,504
Envision Healthcare Corporation †	12,196	853,720
Express Scripts Holding Company †	64,102	4,528,806
HCA Holdings Incorporated †	30,382	2,650,526
Henry Schein Incorporated †	8,368	1,435,614
Humana Incorporated	15,500	3,274,375
Laboratory Corporation of America Holdings †	10,707	1,523,178
McKesson Corporation	22,044	3,309,466
Patterson Companies Incorporated	8,662	393,688
Quest Diagnostics Incorporated	14,412	1,404,305
UnitedHealth Group Incorporated	98,947	16,363,855
Universal Health Services Incorporated Class B	9,322	1,170,843

		56,783,732

Health Care Technology : 0.08%
Cerner Corporation †	31,411	1,728,861

Life Sciences Tools & Services : 0.63%
Agilent Technologies Incorporated	33,722	1,729,939
Illumina Incorporated †	15,271	2,556,365
Mettler-Toledo International Incorporated †	2,728	1,299,128
PerkinElmer Incorporated	11,388	617,913
Thermo Fisher Scientific Incorporated	41,065	6,475,129
Waters Corporation †	8,377	1,298,351

		13,976,825

Pharmaceuticals : 4.93%
Allergan plc	38,992	9,546,021
Bristol-Myers Squibb Company	173,735	9,852,512

6

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	100,991	$8,363,065
Endo International plc †	20,621	281,477
Johnson & Johnson	282,816	34,562,943
Mallinckrodt plc †	11,005	576,882
Merck & Company Incorporated	286,622	18,879,791
Mylan NV †	47,840	2,002,104
Perrigo Company plc «	14,905	1,114,447
Pfizer Incorporated	630,843	21,524,363
Zoetis Incorporated	51,337	2,736,775

		109,440,380

Industrials : 9.71%

Aerospace & Defense : 2.17%
Arconic Incorporated	45,582	1,312,306
General Dynamics Corporation	29,757	5,648,176
L-3 Technologies Incorporated	8,037	1,352,788
Lockheed Martin Corporation	26,193	6,982,530
Northrop Grumman Corporation	18,324	4,527,677
Raytheon Company	30,526	4,705,583
Rockwell Collins Incorporated	13,541	1,294,384
Textron Incorporated	28,090	1,328,657
The Boeing Company	59,667	10,753,783
TransDigm Group Incorporated	5,213	1,325,145
United Technologies Corporation	79,606	8,959,655

		48,190,684

Air Freight & Logistics : 0.66%
C.H. Robinson Worldwide Incorporated	14,721	1,183,127
Expeditors International of Washington Incorporated	18,751	1,057,181
FedEx Corporation	25,417	4,904,973
United Parcel Service Incorporated Class B	71,663	7,579,079

		14,724,360

Airlines : 0.61%
Alaska Air Group Incorporated	12,815	1,253,563
American Airlines Group Incorporated	53,862	2,497,042
Delta Air Lines Incorporated	76,552	3,822,241
Southwest Airlines Company	63,995	3,698,911
United Continental Holdings Incorporated †	30,015	2,223,811

		13,495,568

Building Products : 0.31%
Allegion plc	9,969	723,650
Fortune Brands Home & Security Incorporated	16,041	927,651
Johnson Controls International plc	97,378	4,084,033
Masco Corporation	34,130	1,152,911

		6,888,245

Commercial Services & Supplies : 0.29%
Cintas Corporation	8,945	1,055,599
Republic Services Incorporated	24,032	1,488,782
Stericycle Incorporated †	8,845	733,074
Waste Management Incorporated	42,273	3,099,456

		6,376,911

Construction & Engineering : 0.09%
Fluor Corporation	14,476	801,826
Jacobs Engineering Group Incorporated	12,553	708,115
Quanta Services Incorporated †	15,718	586,596

		2,096,537

7

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Electrical Equipment : 0.53%
Acuity Brands Incorporated	4,583	$968,388
AMETEK Incorporated	24,059	1,298,464
Eaton Corporation plc	46,957	3,379,965
Emerson Electric Company	66,821	4,015,942
Rockwell Automation Incorporated	13,330	2,014,163

		11,676,922

Industrial Conglomerates : 2.31%
3M Company	62,526	11,651,720
General Electric Company	919,637	27,414,379
Honeywell International Incorporated	79,228	9,863,886
Roper Industries Incorporated	10,545	2,206,014

		51,135,999

Machinery : 1.41%
Caterpillar Incorporated	60,822	5,879,055
Cummins Incorporated	16,027	2,379,849
Deere & Company	30,071	3,292,474
Dover Corporation	16,149	1,293,535
Flowserve Corporation	13,561	629,908
Fortive Corporation	31,269	1,802,658
Illinois Tool Works Incorporated	32,840	4,335,208
Ingersoll-Rand plc	26,855	2,131,213
Paccar Incorporated	36,440	2,434,556
Parker-Hannifin Corporation	13,868	2,147,321
Pentair plc	17,382	1,009,199
Snap-on Incorporated	6,032	1,023,449
Stanley Black & Decker Incorporated	15,665	1,991,805
Xylem Incorporated	18,649	897,390

		31,247,620

Professional Services : 0.25%
Dun & Bradstreet Corporation	3,824	403,585
Equifax Incorporated	12,450	1,632,320
Nielsen Holdings plc	34,928	1,549,406
Robert Half International Incorporated	13,398	646,320
Verisk Analytics Incorporated †	16,189	1,342,392

		5,574,023

Road & Rail : 0.90%
CSX Corporation	97,372	4,728,384
J.B. Hunt Transport Services Incorporated	9,097	893,052
Kansas City Southern	11,184	991,238
Norfolk Southern Corporation	30,349	3,673,139
Ryder System Incorporated	5,558	423,242
Union Pacific Corporation	85,671	9,247,328

		19,956,383

Trading Companies & Distributors : 0.18%
Fastenal Company	30,047	1,503,251
United Rentals Incorporated †	8,756	1,121,031
W.W. Grainger Incorporated	5,697	1,412,628

		4,036,910

8

Wells Fargo Index Portfolio	Portfolio of investments —February 28, 2017 (unaudited)

Security name	Shares	Value

Information Technology : 20.49%

Communications Equipment : 1.02%
Cisco Systems Incorporated	521,835	$17,836,320
F5 Networks Incorporated †	6,790	972,803
Harris Corporation	12,919	1,419,798
Juniper Networks Incorporated	39,537	1,107,036
Motorola Solutions Incorporated	17,253	1,362,469

		22,698,426

Electronic Equipment, Instruments & Components : 0.37%
Amphenol Corporation Class A	32,068	2,219,426
Corning Incorporated	98,886	2,730,242
FLIR Systems Incorporated	14,152	519,520
TE Connectivity Limited	36,940	2,750,922

		8,220,110

Internet Software & Services : 4.24%
Akamai Technologies Incorporated †	18,016	1,127,802
Alphabet Incorporated Class A †	30,780	26,006,945
Alphabet Incorporated Class C †	30,852	25,397,675
eBay Incorporated †	108,080	3,663,912
Facebook Incorporated Class A †	243,343	32,982,710
VeriSign Incorporated †«	9,458	780,001
Yahoo! Incorporated †	91,252	4,166,566

		94,125,611

IT Services : 3.57%
Accenture plc Class A	64,485	7,899,413
Alliance Data Systems Corporation	6,004	1,458,852
Automatic Data Processing Incorporated	46,902	4,813,083
Cognizant Technology Solutions Corporation Class A †	63,070	3,738,159
CSRA Incorporated	15,120	450,878
Fidelity National Information Services Incorporated	34,122	2,807,217
Fiserv Incorporated †	22,564	2,603,886
Global Payments Incorporated	15,978	1,273,287
International Business Machines Corporation	89,951	16,174,989
MasterCard Incorporated Class A	98,951	10,930,127
Paychex Incorporated	33,460	2,055,113
PayPal Holdings Incorporated †	116,658	4,899,636
Teradata Corporation †	13,504	419,974
Total System Services Incorporated	17,198	936,947
Visa Incorporated Class A	194,147	17,073,287
Western Union Company	50,404	989,935
Xerox Corporation	88,526	658,633

		79,183,416

Semiconductors & Semiconductor Equipment : 3.13%
Analog Devices Incorporated	32,036	2,624,709
Applied Materials Incorporated	112,366	4,069,897
Broadcom Limited	41,305	8,712,464
First Solar Incorporated †«	8,102	293,211
Intel Corporation	492,648	17,833,858
KLA-Tencor Corporation	16,250	1,464,450
Lam Research Corporation	16,927	2,006,527
Linear Technology Corporation	24,987	1,613,660
Microchip Technology Incorporated	22,457	1,628,582
Micron Technology Incorporated †	107,303	2,515,182
NVIDIA Corporation	56,032	5,686,127
Qorvo Incorporated †	13,278	877,676
QUALCOMM Incorporated	153,532	8,671,487
Skyworks Solutions Incorporated	19,317	1,831,445
Texas Instruments Incorporated	103,903	7,961,048
Xilinx Incorporated	26,250	1,544,025

		69,334,348

9

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Software : 4.20%
Activision Blizzard Incorporated	71,081	$3,207,886
Adobe Systems Incorporated †	51,690	6,116,995
Autodesk Incorporated †	20,360	1,757,068
CA Incorporated	32,578	1,051,292
Citrix Systems Incorporated	16,214	1,280,095
Electronic Arts Incorporated †	31,370	2,713,505
Intuit Incorporated	25,348	3,179,653
Microsoft Corporation	808,296	51,714,778
Oracle Corporation	311,563	13,269,468
Red Hat Incorporated †	18,670	1,546,063
Salesforce.com Incorporated †	66,360	5,398,386
Symantec Corporation	64,808	1,851,565

		93,086,754

Technology Hardware, Storage & Peripherals : 3.96%
Apple Incorporated	554,327	75,937,256
Hewlett Packard Enterprise Company	173,191	3,952,219
HP Incorporated	177,856	3,089,359
NetApp Incorporated	28,627	1,197,467
Seagate Technology plc	30,617	1,475,433
Western Digital Corporation	29,677	2,281,568

		87,933,302

Materials : 2.70%

Chemicals : 2.00%
Air Products & Chemicals Incorporated	22,597	3,174,201
Albemarle Corporation	11,693	1,186,956
CF Industries Holdings Incorporated	24,234	761,432
E.I. du Pont de Nemours & Company	90,373	7,097,895
Eastman Chemical Company	15,256	1,224,294
Ecolab Incorporated	27,278	3,381,654
FMC Corporation	13,913	801,667
International Flavors & Fragrances Incorporated	8,257	1,037,905
LyondellBasell Industries NV Class A	34,739	3,169,586
Monsanto Company	45,531	5,182,794
PPG Industries Incorporated	27,444	2,811,089
Praxair Incorporated	29,668	3,521,888
The Dow Chemical Company	116,507	7,253,726
The Mosaic Company	36,410	1,135,628
The Sherwin-Williams Company	8,403	2,592,662

		44,333,377

Construction Materials : 0.14%
Martin Marietta Materials Incorporated	6,598	1,424,838
Vulcan Materials Company	13,754	1,658,870

		3,083,708

Containers & Packaging : 0.30%
Avery Dennison Corporation	9,251	746,648
Ball Corporation	18,172	1,336,187
International Paper Company	42,748	2,252,820
Sealed Air Corporation	20,096	934,062
WestRock Company	26,104	1,402,307

		6,672,024

10

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Metals & Mining : 0.26%
Freeport-McMoRan Incorporated †	137,721	$1,845,461
Newmont Mining Corporation	55,175	1,889,192
Nucor Corporation	33,108	2,071,568

		5,806,221

Real Estate : 2.72%

Equity REITs : 2.67%
American Tower Corporation	44,253	5,079,802
Apartment Investment & Management Company Class A	16,310	758,904
AvalonBay Communities Incorporated	14,276	2,623,643
Boston Properties Incorporated	15,986	2,222,534
Crown Castle International Corporation	37,487	3,506,159
Digital Realty Trust Incorporated	16,523	1,784,484
Equinix Incorporated	7,420	2,790,439
Equity Residential Company Limited	38,013	2,397,480
Essex Property Trust Incorporated	6,811	1,598,542
Extra Space Storage Incorporated	13,079	1,035,726
Federal Realty Investment Trust	7,463	1,050,268
GGP Incorporated	60,703	1,509,077
HCP Incorporated	48,608	1,593,856
Host Hotels & Resorts Incorporated	76,914	1,383,683
Iron Mountain Incorporated	25,470	925,835
Kimco Realty Corporation	44,184	1,071,462
Mid-America Apartment Communities Incorporated	11,802	1,212,419
Prologis Incorporated	54,953	2,805,351
Public Storage Incorporated	15,506	3,526,995
Realty Income Corporation	26,883	1,647,390
Simon Property Group Incorporated	32,666	6,023,610
SL Green Realty Corporation	10,533	1,186,858
The Macerich Company	12,551	845,686
UDR Incorporated	27,782	1,014,043
Ventas Incorporated	36,812	2,394,621
Vornado Realty Trust	17,878	1,964,256
Welltower Incorporated	37,687	2,652,411
Weyerhaeuser Company	77,765	2,622,236

		59,227,770

Real Estate Management & Development : 0.05%
CBRE Group Incorporated Class A †	31,205	1,111,522

Telecommunication Services : 2.31%

Diversified Telecommunication Services : 2.31%
AT&T Incorporated	638,395	26,678,527
CenturyLink Incorporated «	56,832	1,378,744
Frontier Communications Corporation «	121,944	357,296
Level 3 Communications Incorporated †	30,308	1,735,133
Verizon Communications Incorporated	423,791	21,032,747

		51,182,447

Utilities : 3.04%

Electric Utilities : 1.90%
Alliant Energy Corporation	23,650	933,702
American Electric Power Company Incorporated	51,116	3,423,239
Duke Energy Corporation	71,620	5,912,231
Edison International	33,870	2,700,794
Entergy Corporation	18,621	1,427,486
Eversource Energy	32,976	1,934,372
Exelon Corporation	95,980	3,523,426
FirstEnergy Corporation	44,259	1,435,319
NextEra Energy Incorporated	48,575	6,363,325
PG&E Corporation	52,567	3,508,847

11

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name				Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corporation				11,571	$951,020
PPL Corporation				70,651	2,605,609
The Southern Company				101,877	5,177,389
Xcel Energy Incorporated				52,805	2,308,107

					42,204,866

Independent Power & Renewable Electricity Producers : 0.06%
AES Corporation				68,525	789,408
NRG Energy Incorporated				32,792	543,036

					1,332,444

Multi-Utilities : 1.01%
Ameren Corporation				25,223	1,379,446
CenterPoint Energy Incorporated				44,772	1,223,171
CMS Energy Corporation				29,015	1,291,748
Consolidated Edison Incorporated				31,678	2,440,473
Dominion Resources Incorporated				65,155	5,058,634
DTE Energy Company				18,653	1,891,041
NiSource Incorporated				33,551	802,204
Public Service Enterprise Group Incorporated				52,591	2,418,134
SCANA Corporation				14,857	1,030,333
Sempra Energy				25,995	2,866,989
WEC Energy Group Incorporated				32,810	1,977,459

					22,379,632

Water Utilities : 0.07%
American Water Works Company Incorporated				18,505	1,443,390

Total Common Stocks (Cost $864,174,961)					2,114,319,889

		Yield

Short-Term Investments : 1.81%

Investment Companies : 1.74%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84%		11,539,201	11,540,355
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48		27,088,261	27,088,261

					38,628,616

			Maturity date	Principal

U.S. Treasury Securities : 0.07%
U.S. Treasury Bill (z)#		0.45	3-16-2017	$165,000	164,970
U.S. Treasury Bill (z)#		0.48	5-25-2017	491,000	490,367
U.S. Treasury Bill (z)#		0.49	4-6-2017	331,000	330,852
U.S. Treasury Bill (z)#		0.50	5-18-2017	605,000	604,289

					1,590,478

Total Short-Term Investments (Cost $40,218,528)					40,219,094

Total investments in securities (Cost $904,393,489)*	97.10%				2,154,538,983

Other assets and liabilities, net	2.90				64,267,923

Total net assets	100.00%				$2,218,806,906

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.

12

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $906,664,796 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,268,994,412
Gross unrealized losses	(21,120,225)

Net unrealized gains	$1,247,874,187

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

13

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value. Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) , an affiliate of Funds Management and an indirect wholly owned subsidiary by Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$255,661,090	$0	$0	$255,661,090
Consumer staples	199,694,675	0	0	199,694,675
Energy	140,127,450	0	0	140,127,450
Financials	312,626,410	0	0	312,626,410
Health care	297,450,734	0	0	297,450,734
Industrials	215,400,162	0	0	215,400,162
Information technology	454,581,967	0	0	454,581,967
Materials	59,895,330	0	0	59,895,330
Real estate	60,339,292	0	0	60,339,292
Telecommunication services	51,182,447	0	0	51,182,447
Utilities	67,360,332	0	0	67,360,332
Short-term investments
Investment companies	27,088,261	0	0	27,088,261
U.S. Treasury securities	1,590,478	0	0	1,590,478
Investments measured at net asset value*				11,540,355

Total assets	$2,142,998,628	$0	$0	$2,154,538,983

Liabilities
Futures contracts	$77,055	$0	$0	$77,055

Total liabilities	$77,055	$0	$0	$77,055

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $11,540,355 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	583,952	15,747	129,810	469,889	$27,197,175

Derivative transactions

For the nine months ended February 28, 2017, the Portfolio entered into futures contracts to gain market exposure.

At February 28, 2017, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains
3-16-2017	Societe Generale	57 Long	S&P 500 Index	$33,669,900	$990,790

Wells Fargo International Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 92.45%

Australia : 1.18%
Westpac Banking Corporation (Financials, Banks)	63,607	$1,643,464

Belgium : 0.82%
Telenet Group Holding NV (Consumer Discretionary, Media)†	20,263	1,145,029

Canada : 4.08%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	32,254	4,756,820
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	21,864	917,886

		5,674,706

China : 4.01%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	42,269	4,349,480
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	112,000	1,235,002

		5,584,482

Denmark : 0.54%
ISS AS (Industrials, Commercial Services & Supplies)	19,186	747,551

France : 4.84%
AXA SA (Financials, Insurance)	99,284	2,342,390
Schneider Electric SE (Industrials, Electrical Equipment)	19,540	1,322,566
Vallourec SA (Energy, Energy Equipment & Services)†	47,772	262,107
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	95,804	2,813,941

		6,741,004

Germany : 18.39%
Allianz AG (Financials, Insurance)	29,516	5,134,408
Beiersdorf AG (Consumer Staples, Personal Products)	28,223	2,574,939
Deutsche Boerse AG (Financials, Diversified Financial Services)	66,470	5,696,839
Deutsche Post AG (Industrials, Air Freight & Logistics)	57,932	1,986,955
Linde AG (Materials, Chemicals)	34,569	5,616,042
SAP SE (Information Technology, Software)	1,517	141,345
Vonovia SE (Real Estate, Real Estate Management & Development)	54,338	1,893,334
Wirecard AG (Information Technology, IT Services)«	55,241	2,550,694

		25,594,556

Hong Kong : 2.62%
AIA Group Limited (Financials, Insurance)	576,800	3,644,519

Indonesia : 0.25%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	387,000	346,779

Ireland : 3.53%
Allegion plc (Industrials, Building Products)	5,179	375,944
Medtronic plc (Health Care, Health Care Equipment & Supplies)	56,042	4,534,358

		4,910,302

Italy : 4.19%
Assicurazioni Generali SpA (Financials, Insurance)	149,300	2,138,436
Atlantia SpA (Industrials, Transportation Infrastructure)	55,301	1,294,747
Intesa Sanpaolo SpA (Financials, Banks)	810,224	1,888,372
UniCredit SpA (Financials, Banks)	37,739	505,756

		5,827,311

Japan : 13.14%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	29,900	1,192,593

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo International Growth Portfolio

Security name	Shares	Value

Japan (continued)
CALBEE Incorporated (Consumer Staples, Food Products)	36,000	$1,220,882
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	154,254	5,158,505
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	60,900	1,593,174
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	51,900	2,194,819
Nomura Holdings Incorporated (Financials, Capital Markets)	314,800	2,043,559
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	150,093	3,563,114
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	33,700	1,312,964

		18,279,610

Luxembourg : 1.00%
RTL Group SA (Consumer Discretionary, Media)	6,382	490,990
Tenaris SA ADR (Energy, Energy Equipment & Services)«	27,373	895,371

		1,386,361

Netherlands : 5.70%
Akzo Nobel NV (Materials, Chemicals)	24,232	1,625,254
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	12,245	1,484,685
Heineken NV (Consumer Staples, Beverages)	6,101	503,499
ING Group NV (Financials, Banks)	303,670	4,187,027
Unilever NV (Consumer Staples, Personal Products)	2,850	134,706

		7,935,171

Russia : 0.55%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	47,520	758,182

South Korea : 0.83%
LG Household & Health Care Limited (Consumer Staples, Personal Products)	377	292,731
Orion Corporation (Consumer Staples, Food Products)	18	11,366
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	501	851,578

		1,155,675

Spain : 1.53%
Grifols SA (Health Care, Biotechnology)	41,555	908,862
Grifols SA ADR (Health Care, Biotechnology)	70,199	1,221,463

		2,130,325

Sweden : 1.17%
Swedbank AB Class A (Financials, Banks)	65,654	1,621,239

Switzerland : 6.55%
Actelion Limited (Health Care, Biotechnology)	4,490	1,208,391
LafargeHolcim Limited (Materials, Construction Materials)	26,943	1,533,123
Nestle SA (Consumer Staples, Food Products)	66,180	4,892,582
UBS Group AG (Financials, Capital Markets)	96,376	1,484,479

		9,118,575

Taiwan : 2.14%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	484,000	2,977,395

Thailand : 0.15%
Thai Beverage PCL (Consumer Staples, Beverages)	311,500	211,164

United Kingdom : 12.99%
Aon plc (Financials, Insurance)	36,863	4,263,206
Coca-Cola European Partners plc (Consumer Staples, Beverages)	86,708	3,007,901
Conva Tec Limited (Health Care, Health Care Equipment & Supplies)†144A	456,610	1,337,140

2

Wells Fargo International Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

United Kingdom (continued)
HSBC Holdings plc (Financials, Banks)				32,400	$260,856
Imperial Tobacco Group plc (Consumer Staples, Tobacco)				22,109	1,040,570
Liberty Global plc Class A (Consumer Discretionary, Media)				63,628	2,271,520
Liberty Global plc Class C (Consumer Discretionary, Media)				101,545	3,563,214
St. James’s Place plc (Financials, Insurance)				18,449	241,515
Wolseley plc (Industrials, Trading Companies & Distributors)				34,332	2,093,833

					18,079,755

United States : 2.25%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)†				2,132	1,801,625
WABCO Holdings Incorporated (Industrials, Machinery)†				11,858	1,331,416

					3,133,041

Total Common Stocks (Cost $118,588,334)					128,646,196

			Expiration date

Participation Notes : 2.23%

Ireland : 2.23%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)			10-29-2018	205,715	3,108,286

Total Participation Notes (Cost $2,323,140)					3,108,286

		Dividend yield

Preferred Stocks : 1.51%

Germany : 1.51%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.34%		16,843	2,103,745

Total Preferred Stocks (Cost $1,412,402)					2,103,745

		Yield

Short-Term Investments : 5.78%

Investment Companies : 5.78%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84		3,559,864	3,560,220
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48		4,474,969	4,474,969

Total Short-Term Investments (Cost $8,035,189)					8,035,189

Total investments in securities (Cost $130,359,065)*	101.97%				141,893,416

Other assets and liabilities, net	(1.97)				(2,741,253)

Total net assets	100.00%				$139,152,163

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $130,293,320 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,868,057
Gross unrealized losses	(2,267,961)

Net unrealized gains	$11,600,096

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo International Growth Portfolio

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

4

Wells Fargo International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,643,464	$0	$0	$1,643,464
Belgium	1,145,029	0	0	1,145,029
Canada	5,674,706	0	0	5,674,706
China	5,584,482	0	0	5,584,482
Denmark	747,551	0	0	747,551
France	6,741,004	0	0	6,741,004
Germany	25,594,556	0	0	25,594,556
Hong Kong	3,644,519	0	0	3,644,519
Indonesia	346,779	0	0	346,779
Ireland	4,910,302	0	0	4,910,302
Italy	5,827,311	0	0	5,827,311
Japan	18,279,610	0	0	18,279,610
Luxembourg	1,386,361	0	0	1,386,361
Netherlands	7,935,171	0	0	7,935,171
Russia	758,182	0	0	758,182
South Korea	1,155,675	0	0	1,155,675
Spain	2,130,325	0	0	2,130,325
Sweden	1,621,239	0	0	1,621,239
Switzerland	9,118,575	0	0	9,118,575

Taiwan	2,977,395	0	0	2,977,395
Thailand	211,164	0	0	211,164
United Kingdom	18,079,755	0	0	18,079,755
United States	3,133,041	0	0	3,133,041
Participation notes
Ireland	0	3,108,286	0	3,108,286
Preferred stocks
Germany	2,103,745	0	0	2,103,745
Short-term investments
Investment companies	4,474,969	0	0	4,474,969
Investments measured at net asset value*				3,560,220

Total assets	$135,224,910	$3,108,286	$0	$141,893,416

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $3,560,220 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Value Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 101.30%

Affiliated Master Portfolios : 101.30%
Wells Fargo International Value Portfolio		$656,501,808

Total Investment Companies (Cost $653,530,907)		656,501,808

Total investments in securities (Cost $653,530,907)*	101.30%	656,501,808

Other assets and liabilities, net	(1.30)	(8,441,792)

Total net assets	100.00%	$648,060,016

*	Cost for federal income tax purposes is $654,467,356 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,034,452
Gross unrealized losses	0

Net unrealized gains	$2,034,452

1

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 95% of Wells Fargo International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2017, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $656,501,808 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 98.70%

Consumer Discretionary : 4.00%

Media : 2.37%
Charter Communications Incorporated Class A †	1,750	$565,355
Time Warner Incorporated	12,181	1,196,296

		1,761,651

Multiline Retail : 1.24%
Big Lots Incorporated	8,980	461,033
Kohl’s Corporation	5,707	243,232
Target Corporation	3,750	220,388

		924,653

Specialty Retail : 0.39%
GameStop Corporation Class A	5,810	141,996
Office Depot Incorporated	17,264	71,991
Williams-Sonoma Incorporated	1,531	74,391

		288,378

Consumer Staples : 8.31%

Beverages : 1.29%
PepsiCo Incorporated	8,675	957,547

Food & Staples Retailing : 3.72%
CVS Health Corporation	3,010	242,546
SpartanNash Company	9,552	333,365
Wal-Mart Stores Incorporated	30,386	2,155,279
Walgreens Boots Alliance Incorporated	410	35,416

		2,766,606

Food Products : 2.27%
Bunge Limited	4,950	405,158
ConAgra Foods Incorporated	13,400	552,214
Darling Ingredients Incorporated †	28,003	364,319
Ingredion Incorporated	3,049	368,594

		1,690,285

Household Products : 0.62%
The Procter & Gamble Company	5,046	459,539

Tobacco : 0.41%
Altria Group Incorporated	4,130	309,420

Energy : 11.16%

Energy Equipment & Services : 2.01%
Halliburton Company	7,285	389,456
Schlumberger Limited	6,366	511,572
Unit Corporation †	21,856	593,172

		1,494,200

Oil, Gas & Consumable Fuels : 9.15%
Anadarko Petroleum Corporation	3,897	251,941
Chevron Corporation	6,693	752,963
ConocoPhillips	37,916	1,803,664
CONSOL Energy Incorporated	13,710	213,465
EOG Resources Incorporated	8,066	782,321
Exxon Mobil Corporation	18,715	1,521,904

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation	26,325	$1,305,720
World Fuel Services Corporation	3,307	119,614
WPX Energy Incorporated †	4,838	62,410

		6,814,002

Financials : 28.21%

Banks : 14.16%
Bank of America Corporation	130,184	3,212,941
Citigroup Incorporated	38,920	2,327,805
JPMorgan Chase & Company	32,530	2,947,869
US Bancorp	37,222	2,047,210

		10,535,825

Capital Markets : 1.87%
Bank of New York Mellon Corporation	27,630	1,302,478
BGC Partners Incorporated	8,223	92,755

		1,395,233

Consumer Finance : 5.32%
Discover Financial Services	22,850	1,625,549
Navient Corporation	43,880	676,191
Synchrony Financial	45,850	1,661,604

		3,963,344

Diversified Financial Services : 1.38%
Berkshire Hathaway Incorporated Class B †	5,990	1,026,806

Insurance : 4.55%
AFLAC Incorporated	9,758	705,991
Assured Guaranty Limited	12,910	530,730
Old Republic International Corporation	44,370	918,903
The Allstate Corporation	11,810	970,310
The Hartford Financial Services Group Incorporated	5,338	260,975

		3,386,909

Thrifts & Mortgage Finance : 0.93%
Radian Group Incorporated	37,066	689,798

Health Care : 12.15%

Biotechnology : 2.51%
Amgen Incorporated	1,806	318,813
Biogen Incorporated	2,730	787,878
Gilead Sciences Incorporated	10,841	764,074

		1,870,765

Health Care Equipment & Supplies : 1.14%
Abbott Laboratories	16,098	725,698
Baxter International Incorporated	2,321	118,185

		843,883

Pharmaceuticals : 8.50%
Johnson & Johnson	20,743	2,535,002
Merck & Company Incorporated	40,745	2,683,873
Pfizer Incorporated	32,526	1,109,787

		6,328,662

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Industrials : 9.29%

Aerospace & Defense : 4.08%
Spirit AeroSystems Holdings Incorporated Class A	15,956	$983,049
United Technologies Corporation	18,274	2,056,739

		3,039,788

Air Freight & Logistics : 1.11%
FedEx Corporation	4,295	828,849

Commercial Services & Supplies : 1.01%
Deluxe Corporation	4,090	300,983
HNI Corporation	4,401	201,654
Steelcase Incorporated Class A	15,326	245,216

		747,853

Electrical Equipment : 1.38%
Eaton Corporation plc	4,459	320,959
EnerSys	9,224	707,758

		1,028,717

Industrial Conglomerates : 0.05%
Carlisle Companies Incorporated	389	40,184

Trading Companies & Distributors : 1.66%
HD Supply Holdings Incorporated †	28,635	1,231,305

Information Technology : 10.12%

Communications Equipment : 3.55%
Cisco Systems Incorporated	76,298	2,607,866
Finisar Corporation †	999	33,447

		2,641,313

IT Services : 0.05%
Leidos Holdings Incorporated	624	33,259

Semiconductors & Semiconductor Equipment : 4.34%
Brooks Automation Incorporated	5,024	104,801
Cirrus Logic Incorporated †	4,813	260,287
Intel Corporation	51,560	1,866,472
Maxim Integrated Products Incorporated	22,581	1,000,338

		3,231,898

Software : 2.18%
Oracle Corporation	38,170	1,625,660

Materials : 2.39%

Containers & Packaging : 1.68%
Graphic Packaging Holding Company	40,679	543,065
WestRock Company	13,266	712,650

		1,255,715

Metals & Mining : 0.71%
Cliffs Natural Resources Incorporated †	1,746	18,612
Southern Copper Corporation	9,147	335,329
Tahoe Resources Incorporated	20,380	172,619

		526,560

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name		Shares	Value

Real Estate : 2.45%

Real Estate Management & Development : 2.45%
Alexander & Baldwin Incorporated		3,993	$179,006
CBRE Group Incorporated Class A †		24,946	888,577
Realogy Holdings Corporation		27,226	754,160

			1,821,743

Telecommunication Services : 3.25%

Diversified Telecommunication Services : 2.84%
Verizon Communications Incorporated		42,560	2,112,253

Wireless Telecommunication Services : 0.41%
Telephone & Data Systems Incorporated		11,320	305,980

Utilities : 7.37%

Electric Utilities : 4.30%
American Electric Power Company Incorporated		17,200	1,151,884
Avangrid Incorporated		17,193	751,678
Hawaiian Electric Industries Incorporated		5,870	195,354
PG&E Corporation		16,478	1,099,901

			3,198,817

Gas Utilities : 0.30%
UGI Corporation		4,540	218,964

Multi-Utilities : 2.77%
CMS Energy Corporation		22,190	987,899
DTE Energy Company		1,407	142,642
MDU Resources Group Incorporated		19,363	524,931
Public Service Enterprise Group Incorporated		8,900	409,222

			2,064,694

Total Common Stocks (Cost $66,716,902)			73,461,058

Total investments in securities (Cost $66,716,902)*	98.70%		73,461,058

Other assets and liabilities, net	1.30		968,580

Total net assets	100.00%		$74,429,638

†	Non-income-earning security
*	Cost for federal income tax purposes is $66,855,419 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,212,754
Gross unrealized losses	(607,115)

Net unrealized gains	$6,605,639

Abbreviations:

plc	Public limited company

4

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$2,974,682	$0	$0	$2,974,682
Consumer staples	6,183,397	0	0	6,183,397
Energy	8,308,202	0	0	8,308,202
Financials	20,997,915	0	0	20,997,915
Health care	9,043,310	0	0	9,043,310
Industrials	6,916,696	0	0	6,916,696
Information technology	7,532,130	0	0	7,532,130

Materials	1,782,275	0	0	1,782,275
Real estate	1,821,743	0	0	1,821,743
Telecommunication services	2,418,233	0	0	2,418,233
Utilities	5,482,475	0	0	5,482,475

Total assets	$73,461,058	$0	$0	$73,461,058

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 95.06%

Consumer Discretionary : 11.85%

Auto Components : 0.77%
Gentherm Incorporated †	363,154	$13,164,334

Diversified Consumer Services : 0.47%
Houghton Mifflin Harcourt Company †	718,371	7,938,000

Hotels, Restaurants & Leisure : 1.99%
Del Taco Restaurants Incorporated †	719,836	8,933,165
Extended Stay America Incorporated	925,056	16,003,469
Zoe’s Kitchen Incorporated †«	498,111	8,926,149

		33,862,783

Household Durables : 0.54%
William Lyon Homes Class A †«	496,710	9,154,365

Media : 2.67%
IMAX Corporation †«	675,595	21,855,498
Lions Gate Entertainment Class A «	240,192	6,429,940
Lions Gate Entertainment Class B †	304,641	7,609,932
Media General Incorporated (a)	347,897	0
Nexstar Broadcasting Group	140,044	9,656,034

		45,551,404

Specialty Retail : 4.38%
At Home Group Incorporated †«	357,044	5,366,371
Burlington Stores Incorporated †	194,818	17,340,750
Chico’s FAS Incorporated	712,869	10,322,343
Dick’s Sporting Goods Incorporated	305,532	14,955,791
Monro Muffler Brake Incorporated	192,340	11,059,550
Party City Holdco Incorporated †«	825,447	11,927,709
Sportsman’s Warehouse Holdings Incorporated †«	770,485	3,736,852

		74,709,366

Textiles, Apparel & Luxury Goods : 1.03%
G-III Apparel Group Limited †«	257,603	6,628,125
Kate Spade & Company †	458,211	10,932,914

		17,561,039

Consumer Staples : 2.77%

Food & Staples Retailing : 0.94%
Performance Food Group Company †	682,090	16,097,324

Food Products : 0.97%
Snyders Lance Incorporated	416,110	16,469,634

Household Products : 0.86%
Central Garden & Pet Company Class A †	457,403	14,614,026

Energy : 3.28%

Energy Equipment & Services : 1.20%
Fairmount Santrol Holdings Class I †«	994,301	9,425,973
Keane Group Incorporated †«	631,435	11,062,741

		20,488,714

Oil, Gas & Consumable Fuels : 2.08%
Diamondback Energy Incorporated †	92,051	9,284,264

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
GasLog Limited «	610,684	$9,435,068
Oasis Petroleum Incorporated †	670,631	9,496,135
QEP Resources Incorporated †	519,099	7,142,802

		35,358,269

Financials : 8.75%

Banks : 2.66%
ServisFirst Bancshares Incorporated	268,693	11,169,568
Signature Bank †	74,117	11,674,169
SVB Financial Group †	117,239	22,379,753

		45,223,490

Capital Markets : 3.79%
Evercore Partners Incorporated Class A	277,859	22,103,683
Stifel Financial Corporation †	330,461	17,831,676
Virtu Financial Incorporated Class A «	747,399	12,967,373
Virtus Investment Partners Incorporated «	106,990	11,731,454

		64,634,186

Insurance : 1.20%
Argo Group International Holdings Limited	305,273	20,438,027

Thrifts & Mortgage Finance : 1.10%
Essent Group Limited †	540,004	18,797,539

Health Care : 20.70%

Biotechnology : 4.11%
Alder Biopharmaceuticals Incorporated †«	253,543	5,793,458
Alnylam Pharmaceuticals Incorporated †«	137,215	7,085,783
Bioverativ Incorporated †	204,735	10,662,599
Emergent BioSolutions Incorporated	196,911	6,179,067
Flexion Therapeutics Incorporated †	483,994	9,704,080
Galapagos NV †«	88,748	6,261,171
Intrexon Corporation «	294,292	6,550,940
Radius Health Incorporated †«	135,864	5,725,309
Tesaro Incorporated †«	64,006	12,056,810

		70,019,217

Health Care Equipment & Supplies : 7.54%
Analogic Corporation	130,662	10,760,016
Atricure Incorporated †«	580,477	10,593,705
Cerus Corporation †«	2,157,564	9,040,193
Dexcom Incorporated †	161,820	12,647,851
Inogen Incorporated †	247,174	16,961,080
K2M Group Holdings Incorporated †	571,839	11,465,372
Nevro Corporation †«	189,727	18,211,895
Novocure Limited †«	738,910	5,615,716
Obalon Therapeutics Incorporated †«	187,162	1,744,350
The Spectranetics Corporation †	553,074	15,389,284
Wright Medical Group NV †«	577,708	16,106,499

		128,535,961

Health Care Providers & Services : 4.39%
AMN Healthcare Services Incorporated †	446,075	18,355,986
HealthEquity Incorporated †	446,779	19,524,242
LifePoint Hospitals Incorporated †	135,654	8,688,639
Surgery Partners Incorporated †	709,816	15,970,860
Teladoc Incorporated †«	551,736	12,165,779

		74,705,506

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Health Care Technology : 2.74%
athenahealth Incorporated †«	105,526	$12,444,681
Evolent Health Incorporated Class A †«	733,614	14,452,196
Medidata Solutions Incorporated †	222,124	12,421,174
Vocera Communications Incorporated †	357,680	7,400,399

		46,718,450

Life Sciences Tools & Services : 1.30%
ICON plc ADR †	265,189	22,214,883

Pharmaceuticals : 0.62%
Pacira Pharmaceuticals Incorporated †«	240,322	10,502,071

Industrials : 16.38%

Air Freight & Logistics : 0.71%
Hub Group Incorporated Class A †	238,641	12,051,371

Building Products : 4.82%
A.O. Smith Corporation	366,561	18,460,012
Apogee Enterprises Incorporated «	401,774	22,973,437
JELD-WEN Holding Incorporated †	169,366	5,290,994
Masonite International Corporation †	166,868	13,032,391
NCI Building Systems Incorporated †	806,414	12,902,624
PGT Incorporated †	938,327	9,430,186

		82,089,644

Commercial Services & Supplies : 3.11%
Copart Incorporated †	426,264	25,209,253
KAR Auction Services Incorporated	331,822	14,872,262
West Corporation	541,286	12,942,148

		53,023,663

Construction & Engineering : 1.33%
Chicago Bridge & Iron Company NV	183,761	6,168,857
Granite Construction Incorporated	310,679	16,469,094

		22,637,951

Machinery : 3.00%
EnPro Industries Incorporated	258,598	16,881,277
REV Group Incorporated †«	511,542	14,553,370
SPX Corporation †	284,611	7,508,038
Wabash National Corporation «	576,331	12,189,401

		51,132,086

Professional Services : 1.56%
On Assignment Incorporated †	435,818	20,566,251
RPX Corporation †	559,208	6,011,486

		26,577,737

Road & Rail : 1.41%
Genesee & Wyoming Incorporated Class A †	189,686	14,063,320
Swift Transportation Company †«	458,557	9,959,858

		24,023,178

Trading Companies & Distributors : 0.44%
Foundation Building Material †	458,691	7,495,011

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value

Information Technology : 26.73%

Communications Equipment : 1.09%
Ciena Corporation †	703,445	$18,528,741

Electronic Equipment, Instruments & Components : 0.84%
OSI Systems Incorporated †	190,400	14,359,968

Internet Software & Services : 5.07%
2U Incorporated †«	564,648	20,637,884
Benefitfocus Incorporated †«	417,712	11,090,254
Cornerstone OnDemand Incorporated †	362,027	15,121,868
Hortonworks Incorporated †«	756,006	7,514,700
Mimecast Limited †	428,921	8,441,165
Pandora Media Incorporated †«	674,710	8,352,910
Shopify Incorporated Class A †	256,836	15,207,260

		86,366,041

IT Services : 2.41%
Acxiom Corporation †	773,312	22,054,858
Vantiv Incorporated Class A †	290,946	19,022,049

		41,076,907

Semiconductors & Semiconductor Equipment : 6.40%
Cypress Semiconductor Corporation	1,460,583	19,381,936
FormFactor Incorporated †	1,082,989	11,533,833
MA-COM Technology Solutions Holdings Incorporated †	158,033	7,283,741
Microsemi Corporation †	453,044	23,476,740
Nanometrics Incorporated †	360,309	9,804,008
Silicon Motion Technology Corporation ADR	296,117	12,019,389
Teradyne Incorporated	897,437	25,523,108

		109,022,755

Software : 10.92%
Atlassian Corp plc Class A †	444,643	12,645,647
Cadence Design Systems Incorporated †	705,822	21,809,900
CyberArk Software Limited †«	306,422	15,498,825
Nuance Communications Incorporated †	955,160	16,266,375
PTC Incorporated †	529,369	28,527,695
Realpage Incorporated †	690,650	23,309,438
SS&C Technologies Holdings Incorporated	893,778	31,300,106
Synchronoss Technologies Incorporated †	228,492	6,187,563
Talend SA †	211,753	5,740,624
Ultimate Software Group Incorporated †	58,573	11,327,432
Zendesk Incorporated †	494,388	13,462,185

		186,075,790

Materials : 3.42%

Construction Materials : 0.77%
Forterra Incorporated †	657,612	13,040,446

Metals & Mining : 1.62%
Carpenter Technology Corporation	315,659	12,803,129
Steel Dynamics Incorporated	404,902	14,819,413

		27,622,542

Paper & Forest Products : 1.03%
Boise Cascade Company †	647,531	17,548,090

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name			Shares	Value

Real Estate : 1.18%

Equity REITs : 1.18%
QTS Realty Trust Incorporated Class A			383,387	$20,166,156

Total Common Stocks (Cost $1,300,111,759)				1,619,596,665

		Yield
Short-Term Investments : 19.27%

Investment Companies : 19.27%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84%	247,967,432	247,992,228
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48	80,394,510	80,394,510

Total Short-Term Investments (Cost $328,373,872)				328,386,738

Total investments in securities (Cost $1,628,485,631)*	114.33%			1,947,983,403

Other assets and liabilities, net	(14.33)			(244,143,780)

Total net assets	100.00%			$1,703,839,623

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,631,968,379 and unrealized gains (losses) consists of:

Gross unrealized gains	$365,011,751
Gross unrealized losses	(48,996,727)

Net unrealized gains	$316,015,024

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$201,941,291	$0	$0	$201,941,291
Consumer staples	47,180,984	0	0	47,180,984
Energy	55,846,983	0	0	55,846,983
Financials	149,093,242	0	0	149,093,242
Health care	352,696,088	0	0	352,696,088
Industrials	279,030,641	0	0	279,030,641
Information technology	455,430,202	0	0	455,430,202
Materials	58,211,078	0	0	58,211,078
Real estate	20,166,156	0	0	20,166,156
Short-term investments
Investment companies	80,394,510	0	0	80,394,510
Investments measured at net asset value*				247,992,228

Total assets	$1,699,991,175	$0	$0	$1,947,983,403

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $247,992,228 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 97.10%

Consumer Discretionary : 17.54%

Auto Components : 2.05%
Metaldyne Performance Group Incorporated	90,280	$2,103,524
Visteon Corporation †	26,948	2,497,271

		4,600,795

Diversified Consumer Services : 1.24%
DeVry Incorporated	86,362	2,776,538

Hotels, Restaurants & Leisure : 5.22%
ClubCorp Holdings Incorporated	150,715	2,577,227
Eldorado Resorts Incorporated †«	160,767	2,620,502
Extended Stay America Incorporated	115,298	1,994,655
Penn National Gaming Incorporated †	184,273	2,666,430
Red Robin Gourmet Burgers Incorporated †	40,699	1,857,909

		11,716,723

Household Durables : 3.09%
Century Communities Incorporated †	87,803	2,006,299
Taylor Morrison Home Corporation Class A †	112,476	2,264,142
TRI Pointe Homes Incorporated †	222,054	2,651,325

		6,921,766

Internet & Direct Marketing Retail : 1.07%
1-800-Flowers.com Incorporated Class A †	239,287	2,392,870

Leisure Products : 0.88%
American Outdoor Brands Corporation †«	101,860	1,980,158

Specialty Retail : 2.54%
Asbury Automotive Group Incorporated †	28,712	1,870,587
GameStop Corporation Class A «	86,259	2,108,170
Urban Outfitters Incorporated †	66,376	1,727,767

		5,706,524

Textiles, Apparel & Luxury Goods : 1.45%
G-III Apparel Group Limited †«	58,182	1,497,023
Oxford Industries Incorporated	31,031	1,744,253

		3,241,276

Consumer Staples : 2.34%

Food & Staples Retailing : 1.43%
The Andersons Incorporated	43,885	1,735,652
United Natural Foods Incorporated †	34,056	1,466,111

		3,201,763

Food Products : 0.91%
Darling Ingredients Incorporated †	158,072	2,056,517

Energy : 5.85%

Energy Equipment & Services : 2.85%
Basic Energy Services Incorporated †	51,400	2,024,132
Key Energy Services Incorporated †	7,006	217,817
RPC Incorporated «	95,322	1,906,440
Unit Corporation †	82,580	2,241,221

		6,389,610

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value

Oil, Gas & Consumable Fuels : 3.00%
Callon Petroleum Company †	111,128	$1,402,435
Delek US Holdings Incorporated	109,480	2,635,184
Scorpio Tankers Incorporated	350,452	1,349,240
SM Energy Company	55,100	1,358,215

		6,745,074

Financials : 26.17%

Banks : 18.58%
Cathay General Bancorp	65,261	2,563,452
Chemical Financial Corporation	49,353	2,629,034
ConnectOne Bancorp Incorporated	72,650	1,823,515
Customers Bancorp Incorporated †	59,831	2,053,998
FCB Financial Holdings Class A †	43,734	2,125,472
First Bancorp	43,637	1,311,292
Great Western Bancorp Incorporated	61,227	2,616,842
Independent Bank Group Incorporated	47,225	2,989,343
MB Financial Incorporated	54,691	2,462,189
Opus Bank	60,510	1,307,016
Pinnacle Financial Partners Incorporated	35,452	2,460,369
Renasant Corporation	67,588	2,773,812
Simmons First National Corporation Class A	36,267	2,085,353
Sterling BanCorp	97,623	2,416,169
Texas Capital Bancshares Incorporated †	28,800	2,567,520
TriCo Bancshares	11,970	434,870
WesBanco Incorporated	46,352	1,870,767
Wintrust Financial Corporation	35,857	2,642,661
Yadkin Financial Corporation	75,443	2,531,867

		41,665,541

Capital Markets : 0.96%
Stifel Financial Corporation †	40,042	2,160,666

Consumer Finance : 1.10%
PRA Group Incorporated †	60,577	2,471,542

Insurance : 4.27%
Horace Mann Educators Corporation	64,204	2,690,148
James River Group Holdings Limited	51,100	2,198,322
Kemper Corporation	52,665	2,235,629
Primerica Incorporated	30,413	2,455,850

		9,579,949

Thrifts & Mortgage Finance : 1.26%
Bofi Holding Incorporated †«	89,504	2,822,956

Health Care : 5.02%

Health Care Equipment & Supplies : 1.02%
Merit Medical Systems Incorporated †	74,095	2,282,126

Health Care Providers & Services : 3.18%
Magellan Health Services Incorporated †	35,995	2,489,054
PharMerica Corporation †	100,568	2,473,973
Select Medical Holdings Corporation †	150,421	2,166,062

		7,129,089

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services : 0.82%
Charles River Laboratories International Incorporated †	21,220	$1,845,503

Industrials : 10.38%

Aerospace & Defense : 0.94%
Triumph Group Incorporated	75,986	2,112,411

Commercial Services & Supplies : 3.38%
Interface Incorporated	127,245	2,404,931
LSC Communications Incorporated	93,539	2,658,378
West Corporation	104,835	2,506,605

		7,569,914

Construction & Engineering : 1.92%
KBR Incorporated	104,040	1,565,802
Tutor Perini Corporation †	90,081	2,742,966

		4,308,768

Electrical Equipment : 0.83%
Generac Holdings Incorporated †	47,603	1,858,421

Professional Services : 1.23%
Korn/Ferry International	89,597	2,769,443

Trading Companies & Distributors : 2.08%
Air Lease Corporation	73,213	2,850,182
Triton International Limited	73,904	1,826,168

		4,676,350

Information Technology : 12.62%

Communications Equipment : 0.75%
Comtech Telecommunications Corporation	147,366	1,681,446

Electronic Equipment, Instruments & Components : 4.43%
Anixter International Incorporated †	25,329	2,109,906
Jabil Circuit Incorporated	120,156	3,065,180
VeriFone Systems Incorporated †	95,031	1,964,291
Vishay Intertechnology Incorporated «	175,837	2,787,016

		9,926,393

Semiconductors & Semiconductor Equipment : 4.95%
Cirrus Logic Incorporated †	58,250	3,150,160
Cypress Semiconductor Corporation	225,850	2,997,030
MKS Instruments Incorporated	35,753	2,345,397
Veeco Instruments Incorporated †	95,642	2,615,809

		11,108,396

Software : 2.49%
Nuance Communications Incorporated †	186,513	3,176,316
Tivo Corporation	130,387	2,412,160

		5,588,476

Materials : 3.41%

Chemicals : 1.88%
A. Schulman Incorporated	59,443	2,006,201
Cabot Corporation	38,012	2,203,936

		4,210,137

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name			Shares	Value

Metals & Mining : 1.53%
AK Steel Holding Corporation †			131,589	$1,096,136
Ferroglobe plc			217,544	2,347,300
Ferroglobe plc (a)			224,340	0

				3,443,436

Real Estate : 9.74%

Equity REITs : 8.96%
Brandywine Realty Trust			135,274	2,253,665
Corporate Office Properties Trust			73,310	2,499,138
Cousins Properties Incorporated			272,972	2,333,911
Equity Commonwealth †			73,892	2,309,864
Four Corners Property Trust Incorporated			119,371	2,647,649
Kite Realty Group Trust			92,122	2,086,563
Pennsylvania Real Estate Investment Trust			91,637	1,512,011
Ramco-Gershenson Properties Trust			140,718	2,203,644
Sunstone Hotel Investors Incorporated			151,933	2,241,012

				20,087,457

Real Estate Management & Development : 0.78%
Alexander & Baldwin Incorporated			39,061	1,751,105

Utilities : 4.03%

Electric Utilities : 4.03%
ALLETE Incorporated			29,950	2,012,940
El Paso Electric Company			43,667	2,133,133
PNM Resources Incorporated			59,275	2,151,683
Portland General Electric Company			60,436	2,739,559

				9,037,315

Total Common Stocks (Cost $179,724,270)				217,816,454

		Expiration date

Warrants : 0.00%

Health Care : 0.00%

Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated †(a)		3-27-2017	9,104	0

Total Warrants (Cost $0)				0

	Yield

Short-Term Investments : 9.20%

Investment Companies : 9.20%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84%		13,573,429	13,574,787
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.48		7,057,077	7,057,077

Total Short-Term Investments (Cost $20,631,220)				20,631,864

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

		Value

Total investments in securities (Cost $200,355,490)*	106.30%	$238,448,318

Other assets and liabilities, net	(6.30)	(14,124,807)

Total net assets	100.00%	$224,323,511

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $199,703,545 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,682,622
Gross unrealized losses	(5,937,849)

Net unrealized gains	$38,744,773

Abbreviations:

LLC	Limited liability company
plc	Public limited company

5

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Fund’s Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$39,336,650	$0	$0	$39,336,650
Consumer staples	5,258,280	0	0	5,258,280
Energy	13,134,684	0	0	13,134,684
Financials	58,700,654	0	0	58,700,654
Health care	11,256,718	0	0	11,256,718
Industrials	23,295,307	0	0	23,295,307
Information technology	28,304,711	0	0	28,304,711
Materials	7,653,573	0	0	7,653,573
Real estate	21,838,562	0	0	21,838,562
Utilities	9,037,315	0	0	9,037,315
Warrants
Health care	0	0	0	0
Short-term investments
Investment companies	7,057,077	0	0	7,057,077
Investments measured at net asset value*				13,574,787

Total assets	$224,873,531	$0	$0	$238,448,318

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $13,574,787 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 29.35%
FHLMC ±	2.54%	7-1-2042	$3,103,040	$3,199,094
FHLMC ±	2.79	12-1-2041	1,523,997	1,580,847
FHLMC ±	2.81	5-1-2045	2,488,663	2,568,683
FHLMC	3.00	2-1-2027	2,470,075	2,545,574
FHLMC	3.00	12-1-2028	3,431,318	3,533,318
FHLMC	3.00	4-1-2031	3,539,170	3,647,154
FHLMC	3.00	11-1-2031	2,785,871	2,870,107
FHLMC	3.00	11-1-2031	1,266,832	1,305,148
FHLMC %%	3.00	3-13-2047	42,300,000	41,975,551
FHLMC ±	3.10	2-1-2045	2,794,753	2,875,697
FHLMC	3.50	12-1-2025	69,908	73,562
FHLMC	3.50	1-1-2026	56,959	59,897
FHLMC	3.50	9-1-2026	374,652	391,812
FHLMC	3.50	11-1-2029	900,420	940,634
FHLMC	3.50	12-1-2029	34,719,952	36,467,560
FHLMC	3.50	1-1-2030	1,616,453	1,696,720
FHLMC	3.50	4-1-2030	7,174,394	7,538,852
FHLMC	3.50	6-1-2030	2,068,536	2,174,874
FHLMC	3.50	7-1-2030	2,468,684	2,595,645
FHLMC	3.50	7-1-2030	2,956,304	3,108,275
FHLMC	3.50	8-1-2030	474,452	498,551
FHLMC	3.50	8-1-2030	2,889,003	3,037,596
FHLMC	3.50	9-1-2030	386,043	405,400
FHLMC	3.50	10-1-2030	1,149,074	1,208,231
FHLMC	3.50	10-1-2030	543,165	570,883
FHLMC	3.50	10-1-2030	784,316	823,475
FHLMC	3.50	10-1-2030	431,589	453,813
FHLMC	3.50	10-1-2030	886,854	932,266
FHLMC	3.50	10-1-2030	1,277,247	1,343,119
FHLMC	3.50	11-1-2030	675,823	706,939
FHLMC	3.50	11-1-2030	1,868,405	1,964,920
FHLMC	3.50	11-1-2030	3,707,671	3,899,083
FHLMC	3.50	11-1-2030	2,155,385	2,266,550
FHLMC	3.50	11-1-2030	453,053	475,786
FHLMC	3.50	12-1-2030	146,729	154,061
FHLMC	3.50	12-1-2030	6,064,538	6,367,703
FHLMC	3.50	1-1-2031	2,655,302	2,792,995
FHLMC	3.50	1-1-2031	449,319	472,510
FHLMC	3.50	1-1-2031	5,578,654	5,865,810
FHLMC	3.50	1-1-2031	6,395,314	6,724,083
FHLMC	3.50	2-1-2031	918,040	965,789
FHLMC	3.50	3-1-2031	3,245,290	3,414,210
FHLMC	3.50	4-1-2031	3,453,236	3,633,602
FHLMC	3.50	6-1-2031	2,015,306	2,122,126
FHLMC	3.50	7-1-2031	1,348,779	1,420,594
FHLMC	3.50	7-1-2032	13,400,377	13,962,515
FHLMC	3.50	5-1-2034	651,455	677,358
FHLMC	3.50	11-1-2035	211,935	221,421
FHLMC	3.50	12-1-2035	2,035,905	2,123,274
FHLMC	3.50	12-1-2045	707,003	727,485
FHLMC %%	3.50	3-13-2047	3,800,000	3,893,813
FHLMC %%	3.50	4-13-2047	22,700,000	23,214,297
FHLMC	4.00	10-1-2029	1,633,267	1,753,957
FHLMC	4.00	10-1-2036	3,037,448	3,235,831
FHLMC	4.00	6-1-2039	209,937	223,533
FHLMC	4.00	8-1-2044	1,243,137	1,315,896
FHLMC	4.00	2-1-2045	4,735,074	5,029,852
FHLMC	4.00	9-1-2045	742,774	784,324
FHLMC	4.00	10-1-2045	961,650	1,011,980
FHLMC	4.00	10-1-2045	2,311,730	2,455,104
FHLMC	4.00	10-1-2045	854,157	901,938
FHLMC	4.00	11-1-2045	2,357,249	2,489,109
FHLMC	4.00	11-1-2045	792,877	837,227
FHLMC	4.00	12-1-2045	1,396,099	1,474,196
FHLMC	4.00	12-1-2045	1,377,437	1,454,491
FHLMC	4.00	12-1-2045	1,874,001	1,990,229
FHLMC	4.00	2-1-2046	1,773,383	1,872,664

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	4-1-2046	$1,004,503	$1,061,029
FHLMC	4.00	6-1-2046	4,783,830	5,053,029
FHLMC %%	4.00	5-11-2047	25,400,000	26,579,739
FHLMC	4.50	8-1-2020	5,743,731	5,878,471
FHLMC	4.50	6-1-2039	271,705	290,939
FHLMC	4.50	7-1-2039	295,588	316,561
FHLMC	4.50	2-1-2042	542,621	585,012
FHLMC	4.50	6-1-2044	2,857,563	3,089,428
FHLMC	5.00	5-1-2044	1,388,478	1,542,722
FHLMC	5.00	6-1-2044	4,228,380	4,727,679
FHLMC	6.00	8-1-2017	1,402	1,410
FHLMC	6.00	10-1-2017	3,276	3,291
FHLMC	6.00	2-1-2023	25,416	28,768
FHLMC	6.50	4-1-2021	1,280	1,326
FHLMC Series 1590 Class IA ±	1.82	10-15-2023	26,140	26,757
FHLMC Series 1897 Class K	7.00	9-15-2026	893	1,009
FHLMC Series 1935 Class FL ±	1.47	2-15-2027	2,483	2,528
FHLMC Series 2423 Class MC	7.00	3-15-2032	15,194	17,760
FHLMC Series 3829 Class ED	3.50	10-15-2028	1,856,519	1,878,561
FHLMC Series 3838 Class QE	3.50	1-15-2029	2,862,315	2,909,621
FHLMC Series 4425 Class A	4.00	9-15-2040	4,093,071	4,337,696
FHLMC Series 4529 Class HC	3.00	10-15-2039	2,655,014	2,694,718
FHLMC Series 4640 Class LD	4.00	9-15-2043	21,608,286	23,040,086
FNMA	4.00	7-1-2024	2,549,945	2,664,163
FNMA ¤	0.00	10-9-2019	11,585,000	11,035,280
FNMA ±	1.70	4-1-2043	4,027,238	4,166,553
FNMA ±	1.84	6-1-2017	68	68
FNMA ±	2.41	6-1-2042	2,687,939	2,762,730
FNMA ±	2.65	1-1-2042	3,977,837	4,113,897
FNMA ±	2.76	1-1-2045	1,790,361	1,843,027
FNMA ±	2.77	1-1-2045	4,250,293	4,375,340
FNMA ±	2.84	5-1-2043	1,308,248	1,346,810
FNMA	3.00	11-1-2026	2,635,037	2,717,464
FNMA	3.00	9-1-2027	3,953,038	4,079,141
FNMA	3.00	3-1-2028	1,739,794	1,792,816
FNMA	3.00	11-1-2028	9,958,789	10,276,886
FNMA	3.00	9-1-2030	1,209,434	1,247,727
FNMA	3.00	10-1-2030	3,783,594	3,904,606
FNMA	3.00	6-1-2031	14,194,755	14,565,016
FNMA	3.00	10-1-2031	816,390	842,962
FNMA	3.00	11-1-2031	1,851,002	1,905,580
FNMA	3.00	11-1-2031	4,862,677	5,006,171
FNMA %%	3.00	4-18-2032	8,500,000	8,723,125
FNMA %%	3.00	5-16-2032	45,400,000	46,520,813
FNMA %%	3.00	3-13-2047	94,200,000	93,565,506
FNMA (a)	3.14	3-1-2024	7,802,000	8,060,625
FNMA ±	3.19	10-1-2043	1,807,000	1,864,037
FNMA	3.50	10-1-2025	9,286,091	9,695,513
FNMA	3.50	8-1-2028	119,773	125,317
FNMA	3.50	10-1-2029	1,210,038	1,271,649
FNMA	3.50	11-1-2029	4,382,264	4,600,204
FNMA	3.50	12-1-2029	2,353,812	2,475,837
FNMA	3.50	1-1-2030	5,376,184	5,649,717
FNMA	3.50	2-1-2030	734,993	767,397
FNMA	3.50	5-1-2030	4,269,249	4,481,426
FNMA	3.50	7-1-2030	2,896,046	3,046,468
FNMA	3.50	7-1-2030	821,602	869,542
FNMA	3.50	7-1-2030	10,443,117	10,962,530
FNMA	3.50	7-1-2030	2,080,858	2,186,110
FNMA	3.50	8-1-2030	1,858,888	1,955,464
FNMA	3.50	8-1-2030	9,435,104	9,904,606
FNMA	3.50	9-1-2030	8,173,932	8,580,585
FNMA	3.50	11-1-2030	3,868,596	4,064,599
FNMA	3.50	1-1-2031	2,133,862	2,231,449
FNMA	3.50	1-1-2031	2,805,183	2,952,908
FNMA	3.50	1-1-2031	3,496,094	3,669,765
FNMA	3.50	2-1-2031	3,317,378	3,492,522
FNMA	3.50	2-1-2031	2,218,318	2,335,113

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	2-1-2031	$1,712,285	$1,800,120
FNMA	3.50	3-1-2031	1,665,744	1,751,208
FNMA	3.50	3-1-2031	11,008,015	11,573,941
FNMA	3.50	4-1-2031	5,426,834	5,705,636
FNMA	3.50	4-1-2031	1,849,876	1,947,599
FNMA	3.50	4-1-2031	7,653,565	8,051,020
FNMA	3.50	5-1-2031	1,847,209	1,943,162
FNMA	3.50	6-1-2031	2,990,307	3,150,812
FNMA	3.50	6-1-2031	3,014,409	3,176,370
FNMA	3.50	6-1-2031	6,466,548	6,798,777
FNMA	3.50	7-1-2031	2,927,897	3,084,948
FNMA	3.50	7-1-2031	1,411,051	1,486,870
FNMA	3.50	8-1-2031	2,243,129	2,363,564
FNMA	3.50	8-1-2031	17,765,383	18,702,911
FNMA	3.50	8-1-2031	16,506,636	17,421,724
FNMA	3.50	8-1-2031	1,212,287	1,275,388
FNMA	3.50	12-1-2031	799,891	841,674
FNMA	3.50	1-1-2032	4,571,462	4,817,288
FNMA	3.50	2-1-2032	930,602	976,341
FNMA	3.50	9-1-2032	3,847,195	4,019,730
FNMA	3.50	8-1-2033	3,099,309	3,232,418
FNMA	3.50	9-1-2033	964,434	1,007,731
FNMA	3.50	1-1-2035	2,006,283	2,092,583
FNMA (a)	3.50	2-1-2037	11,918,299	12,430,976
FNMA	3.50	11-1-2041	1,134,251	1,170,361
FNMA	3.50	6-1-2043	893,872	920,422
FNMA	3.50	1-1-2046	1,550,673	1,594,150
FNMA	3.50	2-1-2046	480,707	493,277
FNMA	3.50	2-1-2046	749,744	770,766
FNMA	3.50	3-1-2046	2,627,116	2,700,775
FNMA	3.50	4-1-2046	781,477	803,389
FNMA	3.50	4-1-2046	1,437,971	1,478,289
FNMA	3.50	6-1-2046	1,810,317	1,861,444
FNMA	3.50	7-1-2046	1,586,645	1,631,461
FNMA	3.50	8-1-2046	761,544	784,477
FNMA	3.50	8-1-2046	2,352,400	2,418,845
FNMA %%	3.50	3-13-2047	48,700,000	49,909,893
FNMA %%	3.50	4-13-2047	74,300,000	76,000,581
FNMA	4.00	4-1-2024	3,596,083	3,777,240
FNMA	4.00	1-1-2025	5,300,437	5,567,163
FNMA	4.00	4-1-2025	3,156,496	3,315,314
FNMA	4.00	7-1-2029	9,670,373	10,334,618
FNMA	4.00	11-1-2029	2,778,392	2,963,155
FNMA	4.00	4-1-2034	6,515,972	6,932,236
FNMA	4.00	7-1-2035	11,245,242	12,045,908
FNMA	4.00	11-1-2035	5,131,473	5,405,556
FNMA	4.00	1-1-2036	9,961,507	10,671,461
FNMA	4.00	11-1-2036	2,574,834	2,747,428
FNMA	4.00	12-1-2036	8,096,160	8,643,226
FNMA	4.00	11-1-2040	6,838,001	7,232,976
FNMA	4.00	10-1-2043	5,055,632	5,354,160
FNMA	4.00	4-1-2044	5,927,106	6,300,476
FNMA	4.00	5-1-2045	10,101,128	10,682,754
FNMA	4.00	5-1-2045	1,791,928	1,897,261
FNMA	4.00	6-1-2045	3,652,279	3,862,819
FNMA	4.00	8-1-2045	1,269,254	1,347,126
FNMA	4.00	8-1-2045	2,203,977	2,333,534
FNMA	4.00	9-1-2045	2,019,942	2,146,460
FNMA	4.00	9-1-2045	1,284,460	1,353,466
FNMA	4.00	9-1-2045	718,470	760,705
FNMA	4.00	9-1-2045	6,020,008	6,386,911
FNMA	4.00	10-1-2045	1,214,632	1,282,635
FNMA	4.00	11-1-2045	1,171,731	1,241,580
FNMA	4.00	11-1-2045	1,419,427	1,498,893
FNMA	4.00	12-1-2045	985,515	1,037,631

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-1-2045	$193,316	$204,880
FNMA	4.00	12-1-2045	473,823	501,992
FNMA	4.00	1-1-2046	583,453	616,142
FNMA	4.00	1-1-2046	2,366,483	2,507,670
FNMA	4.00	2-1-2046	751,281	798,076
FNMA	4.00	3-1-2046	2,560,811	2,713,599
FNMA	4.00	7-1-2046	380,457	403,476
FNMA	4.00	7-1-2046	1,410,699	1,491,010
FNMA	4.00	11-1-2046	932,157	985,325
FNMA	4.00	3-1-2047	3,685,849	3,925,429
FNMA %%	4.00	3-13-2047	1,200,000	1,260,905
FNMA %%	4.00	5-11-2047	24,500,000	25,651,225
FNMA ±	4.37	4-1-2040	1,749,880	1,822,715
FNMA	4.50	1-1-2020	2,511,755	2,575,375
FNMA	4.50	5-1-2034	2,174,836	2,390,120
FNMA	4.50	1-1-2039	7,369,165	7,906,462
FNMA	4.50	11-1-2043	271,964	292,580
FNMA	4.50	12-1-2043	166,495	179,508
FNMA	4.50	1-1-2044	1,184,305	1,278,824
FNMA	4.50	1-1-2044	505,073	545,174
FNMA	4.50	2-1-2044	12,959,187	14,188,684
FNMA	4.50	2-1-2044	162,731	175,333
FNMA	4.50	3-1-2044	1,497,233	1,640,572
FNMA	4.50	3-1-2044	208,061	225,229
FNMA	4.50	3-1-2044	275,325	297,916
FNMA	4.50	4-1-2044	7,219,104	7,902,819
FNMA	4.50	4-1-2044	3,966,418	4,320,401
FNMA	4.50	6-1-2044	5,200,813	5,695,092
FNMA	4.50	6-1-2044	644,777	698,082
FNMA	4.50	10-1-2044	361,608	391,582
FNMA	4.50	6-1-2045	392,909	430,701
FNMA	4.50	6-1-2045	394,617	432,542
FNMA	4.50	8-1-2045	1,392,650	1,526,479
FNMA	4.50	8-1-2045	249,973	273,982
FNMA	4.50	9-1-2045	525,145	575,631
FNMA	4.50	11-1-2045	10,128,122	11,025,462
FNMA	4.50	11-1-2045	7,518,345	8,189,264
FNMA	4.50	12-1-2045	219,945	239,099
FNMA	4.50	12-1-2045	315,340	341,789
FNMA	4.50	2-1-2046	613,191	666,591
FNMA	4.50	2-1-2046	207,523	227,875
FNMA	4.50	3-1-2046	14,343,493	15,527,872
FNMA	4.50	3-1-2046	462,090	502,332
FNMA	4.50	4-1-2046	637,784	693,327
FNMA	4.50	4-1-2046	360,739	395,448
FNMA	4.50	6-1-2046	11,257,064	12,276,264
FNMA	4.50	6-1-2046	10,873,030	11,819,887
FNMA	4.50	11-1-2046	1,609,934	1,761,869
FNMA	4.50	2-1-2047	2,150,998	2,328,767
FNMA	5.00	12-1-2039	2,360,502	2,643,520
FNMA	5.00	1-1-2040	3,664,546	4,101,523
FNMA	5.00	7-1-2044	960,310	1,065,838
FNMA	5.37	4-1-2017	2,304,000	2,304,593
FNMA	6.00	5-1-2017	385	386
FNMA	6.00	11-1-2017	163	164
FNMA	6.00	4-1-2022	10,663	12,059
FNMA	6.00	2-1-2029	10,506	11,981
FNMA	6.00	3-1-2033	57,764	66,288
FNMA	6.00	11-1-2033	20,742	23,816
FNMA	6.50	6-1-2017	118	118
FNMA	6.50	7-1-2017	3,376	3,385
FNMA	6.50	12-1-2038	8,635,254	9,784,058
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	398,786	452,766
FNMA Series 1999-54 Class LH	6.50	11-25-2029	13,925	16,017
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	79,302
FNMA Series 2007-108 Class AN ±	8.11	11-25-2037	735,026	882,806
FNMA Series 2011-43 Class AN	3.50	12-25-2028	3,439,356	3,480,526
FNMA Series 2014-40 Class EP	3.50	10-25-2042	4,404,566	4,594,363

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2015-18 Class HE	4.00%	9-25-2041	$14,244,524	$15,160,786
FNMA Series 2015-M3 Class FA ±	0.77	6-25-2018	7,641,120	7,642,892
FNMA Series 2016-59 Class CA	3.50	9-25-2043	7,713,683	7,980,916
FNMA Series 2016-M11 Class A2 ±	2.37	7-25-2026	7,770,000	7,403,298
FNMA Series 2017-M1 Class A2 ±	2.42	10-25-2026	5,970,000	5,706,278
FNMA Series 397-6	2.00	9-25-2039	5,966,314	5,776,977
GNMA %%	3.00	4-20-2047	39,900,000	40,299,778
GNMA (a)	3.24	4-1-2024	9,348,000	9,582,539
GNMA	3.50	6-15-2046	1,286,910	1,341,883
GNMA	3.50	7-15-2046	1,283,378	1,338,287
GNMA	3.50	1-20-2047	18,963,309	19,738,881
GNMA %%	3.50	4-20-2047	37,900,000	39,323,472
GNMA	4.00	7-15-2045	841,086	902,504
GNMA	4.00	9-15-2045	1,954,841	2,096,805
GNMA	4.00	9-20-2045	3,279,685	3,520,101
GNMA	4.00	10-15-2045	3,237,541	3,473,905
GNMA	4.00	10-20-2045	1,931,386	2,084,343
GNMA	4.00	11-15-2045	1,407,682	1,526,974
GNMA	4.00	2-20-2046	1,098,961	1,180,519
GNMA	4.00	2-20-2046	2,526,906	2,714,403
GNMA	4.00	3-20-2046	6,118,313	6,572,468
GNMA	4.00	3-20-2046	871,729	936,422
GNMA	4.00	5-20-2046	3,762,426	4,038,942
GNMA	4.00	5-20-2046	526,410	561,667
GNMA	4.00	7-20-2046	2,134,277	2,292,708
GNMA	4.00	2-20-2047	57,433,658	60,867,427
GNMA %%	4.00	4-20-2047	7,600,000	8,029,281
GNMA	4.50	3-15-2041	1,177,433	1,292,976
GNMA	4.50	4-15-2045	153,003	166,246
GNMA	4.50	5-20-2045	265,474	289,885
GNMA	4.50	5-20-2045	1,063,182	1,160,142
GNMA	4.50	6-20-2045	1,537,389	1,708,328
GNMA	4.50	6-20-2045	214,548	232,917
GNMA	4.50	7-20-2045	1,705,654	1,857,818
GNMA	4.50	8-20-2045	880,112	955,462
GNMA	4.50	10-20-2045	191,626	209,480
GNMA	4.50	12-15-2045	1,702,207	1,872,679
GNMA	4.50	12-15-2045	2,723,769	2,974,280
GNMA	4.50	1-15-2046	285,503	312,934
GNMA	4.50	1-20-2046	354,953	388,066
GNMA	4.50	2-20-2046	351,847	384,204
GNMA	4.50	4-15-2046	752,005	817,648
GNMA	4.50	5-15-2046	119,021	131,318
GNMA	4.50	5-15-2046	428,215	471,120
GNMA	4.50	5-20-2046	1,766,659	1,931,453
GNMA	4.50	6-15-2046	769,552	843,872
GNMA %%	4.50	4-20-2047	36,700,000	39,145,710
GNMA	5.00	12-20-2039	392,934	443,385
GNMA	5.00	11-20-2045	554,016	621,144
GNMA	6.50	8-15-2039	1,530,635	1,849,104

Total Agency Securities (Cost $1,559,144,624)				1,555,899,924

Asset-Backed Securities : 15.24%
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	6,261,000	6,267,110
Ally Master Owner Trust Series 2014-3A Class A	1.33	3-15-2019	8,455,000	8,455,549
Ally Master Owner Trust Series 2017-1 Class A ±	1.17	2-15-2021	12,263,000	12,252,603
Ally Master Owner Trust Series 2017-1 Class A4	1.99	11-15-2021	2,182,000	2,177,463
American Express Credit Account Master Trust Series 2017-1 Class A	1.95	9-15-2022	28,191,000	28,249,468
AmeriCredit Auto Receivables Trust Series 2016-4 Class A3	1.53	7-8-2021	6,530,000	6,493,665
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,013,000	5,029,759
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	11,595,000	11,639,579
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	8,701,000	8,699,437
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	803,032	802,855
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,366,000	3,369,614
California Republic Auto Receivables Trust Series 2015-4 Class A2 144A	1.60	9-17-2018	506,413	506,670

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
California Republic Auto Receivables Trust Series 2015-4 Class A4 144A	2.58%	6-15-2021	$5,562,000	$5,624,934
California Republic Auto Receivables Trust Series 2016-1 Class A3	1.89	5-15-2020	4,994,000	5,005,984
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	2,780,000	2,796,365
California Republic Auto Receivables Trust Series 2016-2 Class A4	1.83	12-15-2021	4,931,000	4,888,036
California Republic Auto Receivables Trust Series 2017-1 Class A2	1.64	11-15-2019	4,697,000	4,697,498
California Republic Auto Receivables Trust Series 2017-1 Class A3	2.02	3-15-2021	4,397,000	4,399,596
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.36	6-15-2022	2,211,000	2,210,266
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	625,286	625,364
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	2,561,689	2,563,395
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	1,818,998	1,819,852
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,184,000	4,194,154
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	4,356,000	4,372,415
Capital Auto Receivables Asset Trust Series 2015-3 Class A1A 144A	1.39	2-20-2018	2,417,848	2,418,208
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,639,000	4,655,053
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	2,906,000	2,909,247
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,387,000	2,387,183
Capital Auto Receivables Asset Trust Series 2016-1 Class A2A	1.50	11-20-2018	3,474,789	3,477,248
Capital Auto Receivables Asset Trust Series 2016-1 Class A3	1.73	4-20-2020	5,430,000	5,427,800
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,455,000	2,460,213
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	1,549,596	1,549,030
Capital Auto Receivables Asset Trust Series 2016-2 Class A3	1.46	6-22-2020	4,283,000	4,269,634
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	3,201,299	3,201,196
Capital Auto Receivables Asset Trust Series 2016-3 Class A3A	1.54	8-20-2020	3,634,000	3,625,051
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,401,423
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	498,000	498,012
Chrysler Capital Auto Receivables Series 2016-AA Class A3 144A	1.77	10-15-2020	8,321,000	8,330,773
Citibank Credit Card Issuance Trust Series 2008-A7 Class A7 ±	2.15	5-20-2020	9,972,000	10,126,634
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	1.19	9-10-2020	1,100,000	1,104,423
Flagship Credit Auto Owner Trust Series 2016-3 Class A2 144A	2.05	11-15-2020	2,940,000	2,943,138
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	2,825,000	2,849,398
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	9,827,000	9,824,903
Ford Credit Floorplan Master Owner Trust Series 2016-3 Class A1	1.55	7-15-2021	7,761,000	7,700,933
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	2,494,000	2,479,635
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	9,485,000	9,447,033
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	7,637,000	7,531,254
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	2,139,000	2,124,241
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,509,879
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	5,005,000	4,910,272
Honda Auto Receivables Owner Trust Series 2014-4 Class A4	1.46	10-15-2020	4,468,000	4,470,566
Navient Student Loan Trust Series 2014-1 Class A3 ±	1.29	6-25-2031	4,121,000	4,049,839
Navient Student Loan Trust Series 2014-8 Class B ±	2.28	7-26-2049	56,000	54,290
Navient Student Loan Trust Series 2014-AA Class A3 144A±	2.37	10-15-2031	5,695,000	5,769,765
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.47	9-16-2024	3,905,551	3,912,105
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.97	12-15-2028	4,936,000	5,000,334
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,748,101
Navient Student Loan Trust Series 2016-7A Class A 144A±	1.93	3-25-2066	6,711,817	6,763,736
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	10,017,000	10,430,594
Navient Student Loan Trust Series 2017-1A Class A3 144A±	1.92	7-26-2066	22,408,000	22,407,615
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	1.04	1-25-2037	3,647,165	3,596,708
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	1.06	10-27-2036	3,950,337	3,887,478
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.99	10-25-2033	5,096,460	4,976,386
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	1.10	3-23-2037	4,951,316	4,836,831
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	1.12	12-24-2035	4,746,734	4,642,256
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	1.18	3-22-2032	4,580,000	4,251,156
Nelnet Student Loan Trust Series 2006-2 Class A6 ±	1.16	4-25-2031	13,841,000	13,769,352
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.58	4-25-2046	1,226,339	1,224,581
Nelnet Student Loan Trust Series 2016-1A Class A 144A±	1.57	9-25-2065	12,125,428	12,186,187
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	4,029,677	4,030,399
SLC Student Loan Trust Series 2007-1 Class A4 ±	1.10	5-15-2029	8,690,802	8,562,991
SLM Student Loan Trust Series 2003-1 Class A5C 144A±	1.71	12-15-2032	4,790,416	4,668,100
SLM Student Loan Trust Series 2004-10 Class A7A 144A±	1.79	10-25-2029	10,671,000	10,559,149
SLM Student Loan Trust Series 2005-5 Class A3 ±	1.14	4-25-2025	239,197	238,395
SLM Student Loan Trust Series 2005-6 Class A5 ±	2.24	7-27-2026	885,281	889,602
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.63	1-25-2028	19,766,585	19,827,990
SLM Student Loan Trust Series 2006-3 Class A5 ±	1.14	1-25-2021	9,341,000	9,059,646
SLM Student Loan Trust Series 2007-2 Class A3 ±	1.08	1-25-2019	2,899,789	2,885,087
SLM Student Loan Trust Series 2007-2 Class A4 ±	1.10	7-25-2022	11,939,000	11,480,359
SLM Student Loan Trust Series 2007-2 Class B ±	1.21	7-25-2025	4,708,000	3,835,081

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2007-3 Class A3 ±	1.08%	4-25-2019	$9,935,708	$9,836,103
SLM Student Loan Trust Series 2010-1 Class A ±	1.18	3-25-2025	2,640,055	2,590,220
SLM Student Loan Trust Series 2012-1 Class A3 ±	1.73	9-25-2028	21,252,000	21,085,061
SLM Student Loan Trust Series 2012-2 Class A ±	1.48	1-25-2029	7,056,543	6,981,509
SLM Student Loan Trust Series 2012-6 Class A3 ±	1.53	5-26-2026	4,166,000	4,107,491
SLM Student Loan Trust Series 2012-6 Class B ±	1.78	4-27-2043	2,705,000	2,428,725
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	5,223,563	5,267,638
SLM Student Loan Trust Series 2012-E Class A2 144A±	2.52	6-15-2045	3,345,965	3,394,214
SLM Student Loan Trust Series 2013-1 Class B ±	2.58	11-25-2070	1,264,000	1,229,992
SLM Student Loan Trust Series 2013-3 Class B ±	2.28	9-25-2076	1,866,000	1,756,194
SLM Student Loan Trust Series 2013-6 Class A3 ±	1.42	6-25-2055	11,394,000	11,339,604
SLM Student Loan Trust Series 2013-A Class A1 144A±	1.37	8-15-2022	45,258	45,278
SLM Student Loan Trust Series 2013-A Class A2A 144A	1.77	5-17-2027	1,664,000	1,659,859
SLM Student Loan Trust Series 2013-A Class A2B 144A±	1.82	5-17-2027	1,088,000	1,096,273
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	5,423,000	5,399,929
SLM Student Loan Trust Series 2013-B Class A2B 144A±	1.87	6-17-2030	1,028,000	1,037,740
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.37	3-25-2055	19,322,000	19,160,781
SLM Student Loan Trust Series 2014-2 Class B ±	2.28	1-25-2072	1,458,000	1,362,632
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	3,054,000	3,063,217
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.92	1-15-2026	1,937,000	1,955,836
SMB Private Education Loan Trust 144A	2.88	9-15-2034	10,068,000	10,064,456
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	7,046,000	7,003,993
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.77	6-15-2027	6,176,000	6,225,523
SMB Private Education Loan Trust Series 2015-B Class A1 144A±	1.47	2-15-2023	1,028,070	1,029,547
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	3,728,000	3,776,424
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.97	7-15-2027	8,516,000	8,648,021
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	5,263,000	5,310,316
SMB Private Education Loan Trust Series 2015-C Class A2B 144A±	2.17	7-15-2027	3,981,000	4,065,888
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,431,660
SMB Private Education Loan Trust Series 2016-A Class A2B 144A±	2.27	5-15-2031	8,006,000	8,271,363
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	13,247,000	13,086,022
SMB Private Education Loan Trust Series 2016-B Class A2B 144A±	2.22	2-17-2032	9,179,000	9,459,452
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	14,672,000	14,390,418
SMB Private Education Loan Trust Series 2016-C Class A2B 144A±	1.87	9-15-2034	10,351,000	10,481,206
SMB Private Education Loan Trust Series 2017-A Class A1 144A±	1.23	6-17-2024	11,522,000	11,522,000
SMB Private Education Loan Trust Series 2017-A Class A2B 144A±	1.68	9-15-2034	13,421,000	13,421,000
Social Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	5,180,804	5,229,340
Social Professional Loan Program LLC Series 2016-D Class A1 144A±	1.73	1-25-2039	1,997,342	2,013,520
Social Professional Loan Program LLC Series 2016-D Class A2A 144A	1.53	4-25-2033	3,602,886	3,594,929
Social Professional Loan Program LLC Series 2016-E Class A1 144A±	1.63	7-25-2039	9,176,018	9,218,744
Social Professional Loan Program LLC Series 2016-E Class A2A 144A	1.63	1-25-2036	3,826,374	3,821,182
Social Professional Loan Program LLC Series 2017-A Class A1 144A±	1.48	3-26-2040	4,460,000	4,467,086
Social Professional Loan Program LLC Series 2017-A Class A2A 144A	1.55	3-26-2040	9,078,000	9,051,775
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	4,456,000	4,433,367
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	10,468,007	10,438,275
TCF Auto Receivables Owner Trust Series 2016-1A Class A2 144A	1.39	11-15-2019	5,593,000	5,588,594
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	2,235,000	2,221,356
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	1,667,000	1,652,642
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	11,509,000	11,419,268
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	16,151,000	16,062,756
World Financial Network Credit Card Master Trust Series 2012-B Class A	1.76	5-17-2021	4,438,000	4,444,464
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	828,000	828,794
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	8,445,000	8,297,857
World Financial Network Credit Card Master Trust Series 2016-B Class A	1.44	6-15-2022	6,981,000	6,955,857
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	4,867,000	4,827,096
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	5,447,000	5,370,182

Total Asset-Backed Securities (Cost $807,879,784)				808,240,793

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 18.70%

Consumer Discretionary : 0.84%

Hotels, Restaurants & Leisure : 0.17%
McDonald’s Corporation	2.75%	12-9-2020	$2,634,000	$2,680,674
McDonald’s Corporation	4.88	12-9-2045	5,868,000	6,296,740

				8,977,414

Media : 0.67%
Charter Communications Operating LLC	4.91	7-23-2025	5,275,000	5,565,120
Charter Communications Operating LLC	6.48	10-23-2045	5,599,000	6,509,151
Discovery Communications LLC	4.88	4-1-2043	2,340,000	2,138,451
Discovery Communications LLC	4.90	3-11-2026	2,215,000	2,326,592
Discovery Communications LLC	4.95	5-15-2042	1,145,000	1,050,888
Time Warner Cable Incorporated	6.55	5-1-2037	1,392,000	1,608,565
Time Warner Incorporated	3.80	2-15-2027	5,640,000	5,581,728
Time Warner Incorporated	4.65	6-1-2044	325,000	311,216
Time Warner Incorporated	4.85	7-15-2045	2,465,000	2,448,038
Viacom Incorporated	4.85	12-15-2034	2,707,000	2,636,992
Viacom Incorporated	2.25	2-4-2022	3,240,000	3,095,843
Viacom Incorporated	3.45	10-4-2026	2,170,000	2,077,176

				35,349,760

Consumer Staples : 1.45%

Beverages : 0.44%
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	4,524,000	4,590,028
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	17,244,000	18,945,862

				23,535,890

Food & Staples Retailing : 0.19%
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	10,255,000	10,086,110

Food Products : 0.69%
Kraft Heinz Foods Company	2.80	7-2-2020	8,349,000	8,436,907
Kraft Heinz Foods Company	3.00	6-1-2026	9,050,000	8,545,128
Kraft Heinz Foods Company	4.38	6-1-2046	4,675,000	4,420,241
WM Wrigley Jr. Company 144A	2.00	10-20-2017	1,363,000	1,368,069
WM Wrigley Jr. Company 144A	2.40	10-21-2018	2,474,000	2,497,055
WM Wrigley Jr. Company 144A	2.90	10-21-2019	5,953,000	6,057,630
WM Wrigley Jr. Company 144A	3.38	10-21-2020	5,310,000	5,496,323

				36,821,353

Tobacco : 0.13%
Reynolds American Incorporated	5.85	8-15-2045	5,600,000	6,660,399

Energy : 1.41%

Energy Equipment & Services : 0.11%

Halliburton Company	5.00	11-15-2045	5,102,000	5,541,690

Oil, Gas & Consumable Fuels : 1.30%
Anadarko Petroleum Corporation	6.60	3-15-2046	2,175,000	2,724,146
Apache Corporation	4.25	1-15-2044	2,805,000	2,724,999
Buckeye Partners LP	3.95	12-1-2026	1,650,000	1,638,574
Cimarex Energy Company	4.38	6-1-2024	3,858,000	4,058,149
Energy Transfer Partners LP	2.50	6-15-2018	3,100,000	3,122,078
Energy Transfer Partners LP	6.13	12-15-2045	1,614,000	1,781,779
Enterprise Products Operating LLC	5.10	2-15-2045	1,020,000	1,094,201
Enterprise Products Operating LLC	6.45	9-1-2040	560,000	688,419
Hess Corporporation	5.80	4-1-2047	2,840,000	3,019,303
HollyFrontier Corporation	5.88	4-1-2026	3,633,000	3,885,105
Kinder Morgan Energy Partners Company	5.40	9-1-2044	2,167,000	2,220,850
Kinder Morgan Incorporated	5.55	6-1-2045	4,165,000	4,390,018

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corporation	5.20%	6-1-2045	$2,956,000	$2,970,142
Marathon Petroleum Corporation	4.75	9-15-2044	3,020,000	2,826,131
Marathon Petroleum Corporation	5.00	9-15-2054	959,000	859,478
Newfield Exploration Company	5.63	7-1-2024	1,785,000	1,909,950
Phillips 66 Partners LP	4.90	10-1-2046	2,125,000	2,091,774
Sabine Pass Liquefaction LLC 144A%%	4.20	3-15-2028	5,885,000	5,879,292
Sabine Pass Liquefaction LLC 144A	5.00	3-15-2027	6,510,000	6,890,965
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	2,130,000	2,385,344
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	3,300,000	4,243,312
Williams Partners LP	4.00	9-15-2025	2,071,000	2,096,776
Williams Partners LP	4.50	11-15-2023	3,235,000	3,399,590
Williams Partners LP	5.10	9-15-2045	2,039,000	2,070,898

				68,971,273

Financials : 6.60%

Banks : 2.14%
Bank of America Corporation	2.50	10-21-2022	10,745,000	10,445,569
Bank of America Corporation	3.25	10-21-2027	13,535,000	12,980,647
Bank of America Corporation	4.18	11-25-2027	1,870,000	1,883,112
Bank of America Corporation	4.45	3-3-2026	3,279,000	3,400,441
Bank of America Corporation	6.00	9-1-2017	6,200,000	6,341,844
Citigroup Incorporated	1.55	8-14-2017	8,786,000	8,793,380
Citigroup Incorporated	4.45	9-29-2027	6,817,000	6,979,599
Cooperatieve Rabobank UA of New York	2.75	1-10-2022	7,785,000	7,804,828
JPMorgan Chase & Company	2.30	8-15-2021	10,310,000	10,185,445
JPMorgan Chase & Company	2.95	10-1-2026	3,070,000	2,937,158
JPMorgan Chase & Company	2.97	1-15-2023	10,975,000	10,988,214
JPMorgan Chase & Company	3.63	12-1-2027	9,710,000	9,449,345
JPMorgan Chase & Company ±	3.78	2-1-2028	5,825,000	5,918,369
JPMorgan Chase & Company ±	4.26	2-22-2048	5,680,000	5,736,363
U.S. Bancorp	2.63	1-24-2022	9,580,000	9,620,169

				113,464,483

Capital Markets : 1.20%
Bank of New York Mellon Corporation ±	3.44	2-7-2028	5,710,000	5,761,961
Goldman Sachs Group Incorporated	2.35	11-15-2021	8,050,000	7,879,235
Goldman Sachs Group Incorporated	3.00	4-26-2022	9,767,000	9,761,599
Goldman Sachs Group Incorporated	4.75	10-21-2045	4,361,000	4,619,899
Goldman Sachs Group Incorporated	6.13	2-15-2033	170,000	207,292
Goldman Sachs Group Incorporated	6.75	10-1-2037	4,556,000	5,710,253
Lazard Group LLC	3.75	2-13-2025	6,540,000	6,517,849
Morgan Stanley	2.63	11-17-2021	10,625,000	10,539,256
Morgan Stanley	3.63	1-20-2027	5,760,000	5,738,095
Morgan Stanley	4.38	1-22-2047	6,765,000	6,876,853

				63,612,292

Consumer Finance : 1.69%
American Express Credit Corporation %%	2.20	3-3-2020	4,880,000	4,874,925
American Express Credit Corporation %%	2.70	3-3-2022	19,555,000	19,511,392
Capital One Financial Corporation	3.75	7-28-2026	3,415,000	3,341,936
Capital One Financial Corporation	4.20	10-29-2025	4,855,000	4,935,491
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	3,555,000	3,919,963
ERAC USA Finance LLC 144A	3.30	12-1-2026	6,155,000	5,944,234
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,005,000	986,839
Ford Motor Credit Company LLC	4.35	12-8-2026	2,850,000	2,924,359
Ford Motor Credit Company LLC	3.81	1-9-2024	4,945,000	4,986,741
Ford Motor Credit Company LLC	5.29	12-8-2046	5,575,000	5,787,017
General Motors Financial Company Incorporated	3.45	1-14-2022	9,985,000	10,124,640
General Motors Financial Company Incorporated	3.70	5-9-2023	9,810,000	9,898,427
General Motors Financial Company Incorporated	6.75	4-1-2046	4,965,000	6,032,882
Synchrony Financial	3.70	8-4-2026	6,080,000	5,965,696

				89,234,542

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services : 0.22%
General Electric Capital Corporation	5.88%	1-14-2038	$1,748,000	$2,241,957
Moody’s Corporation %%	2.75	12-15-2021	2,215,000	2,207,586
Murray Street Investment Trust I	4.65	3-9-2017	7,106,000	7,111,401

				11,560,944

Insurance : 1.35%
AIG Global Funding Incorporated 144A	2.70	12-15-2021	3,200,000	3,196,243
American International Group Incorporated	3.90	4-1-2026	2,179,000	2,206,349
American International Group Incorporated	4.38	1-15-2055	765,000	696,328
American International Group Incorporated	6.25	5-1-2036	3,148,000	3,799,425
Berkshire Hathaway Incorporated	3.13	3-15-2026	9,235,000	9,277,850
Chubb INA Holdings Incorporated	3.35	5-3-2026	4,906,000	4,990,334
Chubb INA Holdings Incorporated	4.35	11-3-2045	3,770,000	4,034,145
Guardian Life Insurance Company 144A	4.85	1-24-2077	3,340,000	3,359,395
Jackson National Life Global Funding 144A	3.25	1-30-2024	2,595,000	2,612,101
Lincoln National Corporation	3.63	12-12-2026	7,575,000	7,582,999
Marsh & McLennan Companies	2.75	1-30-2022	4,945,000	4,969,404
Marsh & McLennan Companies	3.75	3-14-2026	4,857,000	5,001,918
MetLife Incorporated	4.60	5-13-2046	3,428,000	3,647,995
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	4,730,000	4,672,672
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	7,030,000	6,840,204
Metropolitan Life Global Funding Incorporated 144A	3.45	12-18-2026	2,905,000	2,936,717
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	1,736,000	1,904,541

				71,728,620

Health Care : 0.83%

Biotechnology : 0.59%
AbbVie Incorporated	2.50	5-14-2020	8,074,000	8,114,782
AbbVie Incorporated	3.20	5-14-2026	3,570,000	3,435,229
AbbVie Incorporated	4.45	5-14-2046	4,380,000	4,233,143
Amgen Incorporated	4.40	5-1-2045	3,445,000	3,382,273
Amgen Incorporated	4.56	6-15-2048	2,000,000	1,998,606
Biogen Incorporated	5.20	9-15-2045	2,765,000	3,017,168
Celgene Corporation	5.00	8-15-2045	6,409,000	6,805,268

				30,986,469

Life Sciences Tools & Services : 0.04%
Thermo Fisher Scientific Incorporated	2.95	9-19-2026	2,220,000	2,129,924

Pharmaceuticals : 0.20%
Abbott Laboratories	3.75	11-30-2026	8,710,000	8,705,654
Abbott Laboratories	4.90	11-30-2046	935,000	971,598
Novartis Capital Corporation	2.40	5-17-2022	935,000	932,888

				10,610,140

Industrials : 0.85%

Aerospace & Defense : 0.26%
Northrop Grumman Corporation	3.20	2-1-2027	5,280,000	5,253,167
Northrop Grumman Corporation	3.25	8-1-2023	6,327,000	6,483,954
Northrop Grumman Corporation	3.85	4-15-2045	1,999,000	1,928,143

				13,665,264

Air Freight & Logistics : 0.16%
FedEx Corporation	4.40	1-15-2047	3,295,000	3,298,269
FedEx Corporation	4.55	4-1-2046	5,065,000	5,184,448

				8,482,717

Construction & Engineering : 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,516,000

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery : 0.08%
Wabtec Corporation 144A	3.45%	11-15-2026	$4,590,000	$4,471,931

Road & Rail : 0.30%
Penske Truck Leasing Company LP 144A	3.20	7-15-2020	4,181,000	4,255,652
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	3,667,000	3,732,984
Penske Truck Leasing Company LP 144A	3.40	11-15-2026	8,365,000	8,115,556

				16,104,192

Information Technology : 2.75%

Communications Equipment : 0.47%
Cisco Systems Incorporated	1.40	9-20-2019	12,145,000	12,069,325
Cisco Systems Incorporated	1.85	9-20-2021	13,290,000	13,033,702

				25,103,027

IT Services : 0.27%
Fidelity National Information Services Incorporated	2.25	8-15-2021	3,435,000	3,360,869
Fidelity National Information Services Incorporated	2.85	10-15-2018	5,917,000	6,010,814
Fidelity National Information Services Incorporated	3.63	10-15-2020	4,745,000	4,918,738

				14,290,421

Semiconductors & Semiconductor Equipment : 0.27%
Analog Devices Incorporated	2.50	12-5-2021	4,400,000	4,375,818
Analog Devices Incorporated	3.13	12-5-2023	4,580,000	4,578,141
Analog Devices Incorporated	3.50	12-5-2026	5,340,000	5,328,028

				14,281,987

Software : 0.98%
Microsoft Corporation	2.00	8-8-2023	5,175,000	4,973,506
Microsoft Corporation	2.40	2-6-2022	7,610,000	7,640,805
Microsoft Corporation	2.88	2-6-2024	6,660,000	6,703,117
Microsoft Corporation	3.30	2-6-2027	6,660,000	6,790,030
Microsoft Corporation	3.70	8-8-2046	6,310,000	5,974,175
Microsoft Corporation	4.10	2-6-2037	3,825,000	3,965,599
Microsoft Corporation	4.25	2-6-2047	3,825,000	3,959,368
Microsoft Corporation	4.50	2-6-2057	1,885,000	1,957,863
Oracle Corporation	2.40	9-15-2023	10,035,000	9,810,728

				51,775,191

Technology Hardware, Storage & Peripherals : 0.76%
Apple Incorporated	1.90	2-7-2020	7,225,000	7,238,063
Apple Incorporated	2.50	2-9-2022	8,020,000	8,046,009
Apple Incorporated	3.00	2-9-2024	7,545,000	7,626,086
Apple Incorporated	3.35	2-9-2027	7,465,000	7,574,131
Apple Incorporated	4.25	2-9-2047	1,715,000	1,758,400
Hewlett Packard Enterprise Company	6.35	10-15-2045	7,760,000	8,106,856

				40,349,545

Materials : 0.35%

Chemicals : 0.18%
CF Industries Incorporated 144A	3.40	12-1-2021	4,135,000	4,145,792
CF Industries Incorporated 144A	4.50	12-1-2026	5,170,000	5,295,683

				9,441,475

Containers & Packaging : 0.09%
International Paper Company	5.15	5-15-2046	4,747,000	5,072,635

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining : 0.08%
Barrick Gold Finance Company LLC	4.40%	5-30-2021	$924,000	$994,315
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,850,000	3,273,658

				4,267,973

Real Estate : 0.50%

Equity REITs : 0.50%
DDR Corporation	3.38	5-15-2023	5,781,000	5,641,106
DDR Corporation	4.63	7-15-2022	6,981,000	7,364,843
Mid-America Apartments LP	3.75	6-15-2024	4,330,000	4,416,098
Mid-America Apartments LP	4.00	11-15-2025	1,910,000	1,952,885
Mid-America Apartments LP	4.30	10-15-2023	1,697,000	1,779,562
Tanger Properties LP	3.75	12-1-2024	2,458,000	2,472,696
Tanger Properties LP	3.88	12-1-2023	2,719,000	2,780,267

				26,407,457

Telecommunication Services : 1.60%

Diversified Telecommunication Services : 1.60%
Apple Incorporated	4.25	3-1-2027	4,320,000	4,394,714
Apple Incorporated	5.45	3-1-2047	8,615,000	8,859,252
AT&T Incorporated	3.40	5-15-2025	11,929,000	11,531,538
AT&T Incorporated	3.80	3-15-2022	3,990,000	4,114,528
AT&T Incorporated	3.95	1-15-2025	7,417,000	7,462,192
AT&T Incorporated	4.45	4-1-2024	5,579,000	5,848,315
AT&T Incorporated	5.25	3-1-2037	9,085,000	9,363,873
Verizon Communications Incorporated 144A	2.95	3-15-2022	10,735,000	10,723,900
Verizon Communications Incorporated	4.13	8-15-2046	10,550,000	9,230,438
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,116,325
Verizon Communications Incorporated	4.40	11-1-2034	8,622,000	8,280,767
Verizon Communications Incorporated	4.86	8-21-2046	3,183,000	3,121,100

				85,046,942

Utilities : 1.52%

Electric Utilities : 1.20%
Alabama Power Company %%	2.45	3-30-2022	4,880,000	4,870,138
American Electric Power Company	1.65	12-15-2017	4,828,000	4,836,565
Commonwealth Edison Company	3.70	3-1-2045	1,067,000	1,022,868
Consolidated Edison Company of New York Incorporated	3.85	6-15-2046	1,750,000	1,710,606
Duke Energy Carolinas LLC	2.50	3-15-2023	4,105,000	4,084,298
Duke Energy Carolinas LLC	3.88	3-15-2046	1,985,000	1,976,399
Duke Energy Corporation	1.80	9-1-2021	4,480,000	4,333,437
Duke Energy Corporation	2.65	9-1-2026	5,600,000	5,261,396
Duke Energy Corporation	3.75	9-1-2046	2,425,000	2,233,714
Duke Energy Florida LLC	3.40	10-1-2046	1,850,000	1,694,276
Indiana Michigan Power Company	4.55	3-15-2046	2,070,000	2,215,544
PECO Energy Company	3.15	10-15-2025	4,255,000	4,291,865
PPL Electric Utilities Corporation	4.15	10-1-2045	3,348,000	3,448,490
Sierra Pacific Power Company	2.60	5-1-2026	4,445,000	4,272,161
Southern Company	2.45	10-1-2023	1,860,000	1,787,017
Southern Company	4.40	7-1-2046	759,000	756,453
Southwestern Electric Power Company	3.90	4-1-2045	1,362,000	1,302,114
Virginia Electric & Power Company	2.95	11-15-2026	2,850,000	2,792,473
Virginia Electric & Power Company	3.15	1-15-2026	3,145,000	3,147,614
Virginia Electric & Power Company	4.00	11-15-2046	2,850,000	2,871,195
Westar Energy Incorporated %%	3.10	4-1-2027	4,435,000	4,408,306

				63,316,929

Gas Utilities : 0.06%
ONEOK Incorporated	6.00	6-15-2035	1,280,000	1,347,200
Southern California Gas Company	2.60	6-15-2026	2,024,000	1,963,474

				3,310,674

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities : 0.26%
Dominion Resources Incorporated	1.60%	8-15-2019	$3,880,000	$3,831,256
Dominion Resources Incorporated	2.00	8-15-2021	2,870,000	2,797,481
Dominion Resources Incorporated	4.70	12-1-2044	1,404,000	1,466,425
MidAmerican Energy Company	4.25	5-1-2046	2,337,000	2,467,729
Pacific Gas & Electric Company	2.95	3-1-2026	3,510,000	3,449,224

				14,012,115

Total Corporate Bonds and Notes (Cost $987,801,735)				991,187,778

Municipal Obligations : 0.69%

California : 0.23%
California Build America Bonds (GO Revenue) ##	7.60	11-1-2040	3,465,000	5,179,932
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,910,000	7,316,538

				12,496,470

Nevada : 0.12%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	4,520,000	6,435,305

New Jersey : 0.05%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	1,855,000	2,634,397

New York : 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	6,580,000	6,857,742

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,957,000	1,940,855

Texas : 0.12%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,550,000	6,462,365

Total Municipal Obligations (Cost $31,976,065)				36,827,134

Non-Agency Mortgage-Backed Securities : 3.60%
Barclays Commercial Mortgage Trust Series 2017-C1 Class A4 144A	3.67	2-15-2050	5,061,000	5,241,425
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,649,816	1,626,204
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,799,159
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±	4.96	4-15-2044	4,009,000	4,306,534
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	2,470,038	2,460,734
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,528,000	2,526,311
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.61	12-10-2054	2,195,000	2,281,933
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	3,813,000	3,824,555
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	4,207,000	4,331,833
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	489,131	496,656
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	1,125,000	1,127,325
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,084,263
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,417,551
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	398,521

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12%	3-10-2046	$8,674,000	$8,718,120
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	3.07	12-10-2044	675,374	687,092
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	5,500,300	5,752,855
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,000,000	1,052,130
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,230,000	4,387,819
Commercial Mortgage Pass-Through Certificate Series 2015-C26 Class ASB	3.37	10-10-2048	5,989,000	6,180,573
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,071,724
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	10-10-2046	711,848	711,465
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	229,784	229,197
Credit Suisse Mortgage Trust Series 2016-NSXR Class A4 ±	3.79	12-15-2049	3,820,000	3,981,100
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	3,548,000	3,716,548
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	905,052
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.20	11-15-2049	5,686,000	5,752,963
GS Mortgage Securities Trust Series 2011-GC5 Class A2	3.00	8-10-2044	129,533	129,487
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	1,067,301	1,068,034
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	519,000	527,025
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	33,692	33,683
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,872,000	1,906,210
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	2,015,739
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,097,456
GS Mortgage Securities Trust Series 2016-GS4 Class A4	3.44	11-10-2049	2,763,000	2,816,854
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,725,716	9,649,328
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	7,966,000	8,332,003
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,170,321	2,196,532
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4 144A	4.72	2-15-2046	2,107,000	2,278,351
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013 Class C14 ±	3.76	8-15-2046	1,466,000	1,545,168
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	1,173,000	1,188,057
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	1,608,082	1,636,284
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,969,726
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,142,525
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class A5	3.77	8-15-2047	3,121,000	3,272,251
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A2	2.77	10-15-2048	2,053,000	2,090,525
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	2,107,507	2,078,752
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12	7-15-2041	34,876	34,834
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	952,567	968,114
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,442,036	7,628,264
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	1,161,167	1,162,097
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	8,974,000	8,896,293
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	4,030,000	4,256,796
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	834,000	880,911
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,747,539
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	3,307,000	3,413,192

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87%	11-15-2045	$1,592,176	$1,594,445
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	254,783	254,680
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	1,112,000	1,124,188
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,261,507	1,265,992
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,702,956
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	4,375,868	4,325,705
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,071,770
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	2,139,026	2,116,503
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	19,661	18,839
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.30	2-25-2028	32,620	31,765
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,335,937	2,337,080
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	2,937,000	2,939,993

Total Non-Agency Mortgage-Backed Securities (Cost $192,592,657)				190,815,588

U.S. Treasury Securities : 29.10%
U.S. Treasury Bond	2.25	8-15-2046	2,846,000	2,435,775
U.S. Treasury Bond	2.50	2-15-2046	49,355,000	44,702,896
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	34,646,916
U.S. Treasury Bond «	2.88	11-15-2046	67,996,000	66,723,727
U.S. Treasury Bond	3.00	11-15-2045	27,871,000	27,988,588
U.S. Treasury Bond	3.00	2-15-2047	26,721,000	26,903,665
U.S. Treasury Note ##	1.00	11-30-2019	3,511,000	3,470,128
U.S. Treasury Note	1.13	1-31-2019	33,248,000	33,185,660
U.S. Treasury Note	1.13	2-28-2019	56,311,000	56,192,240
U.S. Treasury Note ##	1.13	7-31-2021	89,712,000	86,957,572
U.S. Treasury Note ##	1.13	9-30-2021	136,745,000	132,258,123
U.S. Treasury Note	1.25	10-31-2021	32,901,000	31,973,093
U.S. Treasury Note	1.38	1-15-2020	16,850,000	16,803,932
U.S. Treasury Note	1.38	2-29-2020	6,802,000	6,774,098
U.S. Treasury Note	1.38	4-30-2020	17,988,000	17,886,116
U.S. Treasury Note ##	1.38	1-31-2021	74,478,000	73,424,807
U.S. Treasury Note	1.50	2-15-2020	159,083,000	158,561,049
U.S. Treasury Note	1.50	5-31-2020	43,725,000	43,607,161
U.S. Treasury Note	1.50	8-15-2026	101,783,000	94,256,656
U.S. Treasury Note	1.63	6-30-2020	14,955,000	14,966,097
U.S. Treasury Note «	1.88	1-31-2022	137,016,000	136,823,356
U.S. Treasury Note ##	1.88	2-28-2022	188,593,000	188,394,034
U.S. Treasury Note	2.00	8-31-2021	33,853,000	34,054,019
U.S. Treasury Note	2.00	10-31-2021	35,231,000	35,409,903
U.S. Treasury Note	2.00	12-31-2021	8,612,000	8,651,021
U.S. Treasury Note ##	2.00	11-15-2026	83,305,000	80,584,592
U.S. Treasury Note	2.25	2-29-2024	12,672,000	12,618,537
U.S. Treasury Note	2.25	2-15-2027	73,290,000	72,574,250

Total U.S. Treasury Securities (Cost $1,553,352,161)				1,542,828,011

Yankee Corporate Bonds and Notes : 6.21%

Consumer Discretionary : 0.08%

Media : 0.08%
Grupo Televisa SAB	5.00	5-13-2045	1,985,000	1,801,249
Grupo Televisa SAB	6.13	1-31-2046	2,220,000	2,351,766

				4,153,015

Energy : 1.15%

Oil, Gas & Consumable Fuels : 1.15%
BP Capital Markets plc	3.59	4-14-2027	9,465,000	9,534,445
BP Capital Markets plc	3.72	11-28-2028	3,785,000	3,833,387

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	5.50%	9-15-2040	$1,575,000	$1,601,925
Enbridge Incorporated	4.25	12-1-2026	3,260,000	3,367,697
Enbridge Incorporated	5.50	12-1-2046	3,019,000	3,270,247
Encana Corporation	6.50	2-1-2038	1,950,000	2,230,098
Petroleos Mexicanos Company	2.38	4-15-2025	3,084,650	3,080,112
Petroleos Mexicanos Company	2.46	12-15-2025	7,258,500	7,255,713
Petroleos Mexicanos Company	5.63	1-23-2046	3,786,000	3,289,277
Petroleos Mexicanos Company 144A	6.50	3-13-2027	7,343,000	7,803,773
Petroleos Mexicanos Company	6.75	9-21-2047	5,185,000	5,130,558
Raizen Fuels Limited 144A	5.30	1-20-2027	2,220,000	2,269,950
TransCanada Trust ±%%	5.30	3-15-2077	8,255,000	8,337,550

				61,004,732

Financials : 3.61%

Banks : 2.59%
Barclays plc	3.68	1-10-2023	4,375,000	4,411,081
Barclays plc	4.34	1-10-2028	4,010,000	4,053,408
Barclays plc	4.95	1-10-2047	2,500,000	2,559,493
BNP Paribas 144A	3.80	1-10-2024	7,775,000	7,723,016
HSBC Holdings plc	2.65	1-5-2022	14,180,000	13,975,269
HSBC Holdings plc	4.38	11-23-2026	10,415,000	10,530,794
KFW	1.00	7-15-2019	28,907,000	28,495,249
KFW	4.00	1-27-2020	4,714,000	5,007,946
Lloyds Banking Group plc	3.75	1-11-2027	8,605,000	8,536,022
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	8,520,000	8,597,310
National Australia Bank 144A	2.40	12-7-2021	8,250,000	8,208,948
Perrigo Finance Unlimited Company	4.38	3-15-2026	5,485,000	5,598,589
Toronto-Dominion Bank 144A	2.25	3-15-2021	13,750,000	13,696,609
Toronto-Dominion Bank 144A	2.50	1-18-2023	6,515,000	6,518,069
UBS Group Funding Company 144A	2.65	2-1-2022	9,695,000	9,478,356

				137,390,159

Capital Markets : 0.61%
CPPIB Capital Incorporated 144A	2.25	1-25-2022	13,451,000	13,405,374
Credit Suisse Group AG 144A	3.57	1-9-2023	9,005,000	8,977,958
Credit Suisse Group AG 144A	4.28	1-9-2028	10,035,000	10,060,810

				32,444,142

Diversified Financial Services : 0.41%
Air Liquide Finance Company 144A	1.75	9-27-2021	5,045,000	4,906,187
Air Liquide Finance Company 144A	2.25	9-27-2023	4,315,000	4,147,587
BHP Billiton Finance USA Limited	5.00	9-30-2043	2,425,000	2,793,188
GE Capital International Funding Company	4.42	11-15-2035	5,882,000	6,296,846
Shell International Finance BV	4.00	5-10-2046	3,575,000	3,489,307

				21,633,115

Health Care : 0.57%

Pharmaceuticals : 0.57%
Actavis Funding SCS	3.80	3-15-2025	3,935,000	3,975,723
Actavis Funding SCS	4.75	3-15-2045	5,015,000	5,101,128
Shire plc ADR	2.88	9-23-2023	6,965,000	6,738,958
Shire plc ADR	3.20	9-23-2026	11,240,000	10,714,845
Teva Pharmaceutical Finance BV «	3.15	10-1-2026	3,725,000	3,447,648

				29,978,302

Industrials : 0.13%

Chemicals : 0.13%
Equate Petrochemical BV 144A	3.00	3-3-2022	1,955,000	1,896,897
LYB International Finance II BV %%	3.50	3-2-2027	4,930,000	4,915,890

				6,812,787

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials : 0.38%

Chemicals : 0.15%
Potash Corporation of Saskatchewan Incorporated	4.00%	12-15-2026	$7,860,000	$7,996,017
Metals & Mining : 0.16%
Vale Overseas Limited	5.88	6-10-2021	2,225,000	2,410,676
Vale Overseas Limited	6.25	8-10-2026	5,295,000	5,844,356

				8,255,032

Paper & Forest Products : 0.07%
Fibria Overseas Finance Limited	5.50	1-17-2027	3,785,000	3,812,441

Oil & Gas Extraction : 0.06%

Utilities : 0.23%

Electric Utilities : 0.23%
Electricite de France SA 144A	6.00	1-22-2114	2,185,000	2,208,074
Fortis Incorporated 144A	2.10	10-4-2021	3,465,000	3,365,610
Fortis Incorporated 144A	3.06	10-4-2026	7,155,000	6,745,984

				12,319,668

Total Yankee Corporate Bonds and Notes (Cost $328,682,559)				329,037,722

Yankee Government Bonds : 1.89%
Japan Bank for International Cooperation	1.50	7-21-2021	9,548,000	9,164,275
Japan Bank for International Cooperation	1.88	4-20-2021	6,453,000	6,308,246
Japan Bank for International Cooperation	2.00	11-4-2021	4,050,000	3,951,561
Province of Ontario	1.63	1-18-2019	6,045,000	6,042,757
Republic of Indonesia 144A	3.70	1-8-2022	2,410,000	2,470,387
Republic of Indonesia 144A	4.35	1-8-2027	6,460,000	6,704,027
Republic of Paraguay 144A	6.10	8-11-2044	2,990,000	3,094,650
Republic of Slovenia 144A	5.25	2-18-2024	11,945,000	13,310,672
Republic of Slovenia 144A	5.50	10-26-2022	5,453,000	6,093,728
Republic of Slovenia 144A	5.85	5-10-2023	8,177,000	9,339,769
Republic of South Africa	4.30	10-12-2028	4,080,000	3,927,000
State of Israel	4.50	1-30-2043	4,280,000	4,404,094
State of Qatar 144A	2.38	6-2-2021	7,345,000	7,289,913
United Mexican States	4.00	10-2-2023	8,499,000	8,711,475
United Mexican States	4.35	1-15-2047	3,460,000	3,091,510
United Mexican States	5.75	10-12-2049	6,310,000	6,098,615

Total Yankee Government Bonds (Cost $100,450,794)				100,002,679

	Yield		Shares
Short-Term Investments : 5.49%

Investment Companies : 5.49%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84		200,235,363	200,255,386
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48		90,787,044	90,787,044

Total Short-Term Investments (Cost $291,042,233)				291,042,430

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

		Value

Total investments in securities (Cost $5,852,922,612)*	110.27%	$5,845,882,059

Other assets and liabilities, net	(10.27)	(544,363,760)

Total net assets	100.00%	$5,301,518,299

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $5,877,649,469 and unrealized gains (losses) consists of:

Gross unrealized gains	$33,262,277
Gross unrealized losses	(65,029,687)

Net unrealized gains	$(31,767,410)

Abbreviations:

ADR	American depositary receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Agency securities	$0	$1,555,899,924	$0	$1,555,899,924
Asset-backed securities	0	808,240,793	0	808,240,793
Corporate bonds and notes	0	991,187,778	0	991,187,778
Municipal obligations	0	36,827,134	0	36,827,134
Non-agency mortgage-backed securities	0	190,815,588	0	190,815,588
U.S. Treasury securities	1,542,828,011	0	0	1,542,828,011
Yankee corporate bonds and notes	0	329,037,722	0	329,037,722
Yankee government bonds	0	100,002,679	0	100,002,679
Short-term investments
Investment companies	90,787,044	0	0	90,787,044
Investments measured at net asset value*				200,255,386

Total assets	$1,633,615,055	$4,012,011,618	$0	$5,845,882,059

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $200,255,386 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 14.42%

Consumer Staples : 3.57%

Beverages : 0.27%
The Coca-Cola Company	5,455	$228,892
Food & Staples Retailing : 0.66%
The Kroger Company	5,488	174,518
Wal-Mart Stores Incorporated	2,186	155,053
Walgreens Boots Alliance Incorporated	2,488	214,913

		544,484

Food Products : 1.11%
Biostime International Holdings Limited †	79,000	262,048
JBS SA	52,100	195,940
Marine Harvest ASA	4,555	79,652
Mead Johnson Nutrition Company	1,365	119,833
Mondelez International Incorporated Class A	2,713	119,155
The Hershey Company	509	55,150
The Kraft Heinz Company	951	87,026

		918,804

Household Products : 1.13%
Church & Dwight Company Incorporated	2,704	134,767
Reckitt Benckiser Group plc	4,626	419,664
The Clorox Company	634	86,738
The Procter & Gamble Company	3,245	295,522

		936,691

Personal Products : 0.12%
The Estee Lauder Companies Incorporated Class A	1,259	104,308

Tobacco : 0.28%
Philip Morris International	2,102	229,854

Energy : 3.37%

Energy Equipment & Services : 0.55%
AMEC Foster Wheeler plc	27,787	151,537
Halliburton Company	4,026	215,230
Schlumberger Limited	1,148	92,253

		459,020

Oil, Gas & Consumable Fuels : 2.82%
Anadarko Petroleum Corporation	2,152	139,127
BP plc	108,814	612,392
Chevron Corporation	3,344	376,200
Cimarex Energy Company	1,148	144,327
Eni SpA	32,056	493,101
EOG Resources Incorporated	1,941	188,258
Occidental Petroleum Corporation	2,250	147,488
Phillips 66 Company	1,197	93,593
Pioneer Natural Resources Company	747	138,920

		2,333,406

Materials : 3.93%

Chemicals : 0.82%
Axalta Coating Systems Limited †	2,369	68,962
Ecolab Incorporated	540	66,944
International Flavors & Fragrances Incorporated	620	77,934

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name			Shares	Value

Chemicals (continued)
LyondellBasell Industries NV Class A			1,089	$99,360
PolyOne Corporation			2,026	68,236
The Dow Chemical Company			2,168	134,980
The Sherwin-Williams Company			541	166,920

				683,336

Construction Materials : 0.09%
Martin Marietta Materials Incorporated			328	70,832

Containers & Packaging : 0.10%
Crown Holdings Incorporated †			1,470	78,777

Metals & Mining : 2.92%
African Barrick Gold Limited			15,000	99,764
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares			4,000	169,640
Alamos Gold Incorporated Class A			10,000	72,354
B2Gold Corporation †			35,000	107,514
Barrick Gold Corporation			9,000	167,220
Fresnillo plc			6,000	110,634
Goldcorp Incorporated-U.S. Exchange Traded Shares			11,526	183,840
Kinross Gold Corporation †			50,000	176,178
Lundin Mining Corporation			53,049	319,125
Newmont Mining Corporation			5,000	171,200
Randgold Resources Limited ADR			2,750	252,203
Royal Gold Incorporated			3,357	221,730
Semafo Incorporated †			35,000	107,250
Silver Wheaton Corporation-U.S. Exchange Traded Shares			6,000	117,300
Steel Dynamics Incorporated			1,944	71,150
Torex Gold Resources Incorporated †			4,000	77,398

				2,424,500

Real Estate : 3.55%

Equity REITs : 3.55%
American Homes 4 Rent Class A			4,006	95,223
American Tower Corporation			2,702	310,163
AvalonBay Communities Incorporated			1,028	188,926
Boston Properties Incorporated			1,943	270,135
Camden Property Trust			1,592	134,763
Equinix Incorporated			561	210,975
Essex Property Trust Incorporated			521	122,279
Hersha Hospitality Trust			2,643	51,565
Host Hotels & Resorts Incorporated			7,476	134,493
Hudson Pacific Properties Incorporated			3,625	132,603
Mid-America Apartment Communities Incorporated			1,123	115,366
Physicians Realty Trust			13,606	271,032
Prologis Incorporated			4,136	211,143
Public Storage Incorporated			696	158,312
Retail Opportunity Investment Corporation			5,459	120,093
Simon Property Group Incorporated			1,388	255,942
Ventas Incorporated			2,456	159,763

				2,942,776

Total Common Stocks (Cost $10,925,036)				11,955,680

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 8.97%

Consumer Discretionary : 2.52%

Auto Components : 0.29%
American Axle & Manufacturing Incorporated «	6.25	3-15-2021	100,000	102,875
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,719
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	20,000	22,600
Goodyear Tire & Rubber Company	7.00	5-15-2022	85,000	88,825

				242,019

2

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Diversified Consumer Services : 0.20%
Service Corporation International	5.38%	1-15-2022	$100,000	$103,375
TRI Pointe Group Incorporated	4.38	6-15-2019	62,000	63,240

				166,615

Hotels, Restaurants & Leisure : 0.48%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	125,000	131,250
Hilton Worldwide Finance LLC	5.63	10-15-2021	100,000	102,966
International Game Technology	7.50	6-15-2019	50,000	55,125
MGM Resorts International	8.63	2-1-2019	100,000	110,500

				399,841

Household Durables : 0.38%
CalAtlantic Group Incorporated	6.63	5-1-2020	15,000	16,538
DR Horton Incorporated	3.63	2-15-2018	135,000	136,688
KB Home	4.75	5-15-2019	60,000	61,425
Lennar Corporation	4.50	6-15-2019	100,000	103,250

				317,901

Media : 0.64%
CSC Holdings LLC	7.63	7-15-2018	75,000	79,781
DISH DBS Corporation	4.25	4-1-2018	130,000	132,600
DISH DBS Corporation	7.88	9-1-2019	25,000	27,875
National CineMedia LLC	6.00	4-15-2022	100,000	103,375
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	104,625
TEGNA Incorporated	5.13	10-15-2019	50,000	51,313
TEGNA Incorporated	5.13	7-15-2020	30,000	31,098

				530,667

Multiline Retail : 0.13%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	102,850

Specialty Retail : 0.25%
Best Buy Company Incorporated	5.00	8-1-2018	100,000	104,266
Sally Beauty Holdings Incorporated	5.75	6-1-2022	100,000	103,000
				207,266

Textiles, Apparel & Luxury Goods : 0.15%
The William Carter Company	5.25	8-15-2021	120,000	124,050

Consumer Staples : 0.47%

Beverages : 0.13%
Cott Beverages Incorporated	6.75	1-1-2020	100,000	103,375

Food Products : 0.34%
B&G Foods Incorporated	4.63	6-1-2021	85,000	86,063
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	102,500
Post Holdings Incorporated 144A	6.75	12-1-2021	90,000	96,413

				284,976

Energy : 0.94%

Energy Equipment & Services : 0.15%
NGPL PipeCo LLC 144A	7.12	12-15-2017	120,000	124,350

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels : 0.79%
Crestwood Midstream Partners LP	6.00%	12-15-2020	$60,000	$61,725
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	60,931
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	131,250
Sabine Pass Liquefaction LLC	5.63	2-1-2021	100,000	108,748
Targa Resources Partners LP	4.13	11-15-2019	110,000	111,925
Tesoro Corporation	4.25	10-1-2017	65,000	65,731
Tesoro Logistics LP	5.50	10-15-2019	45,000	47,700
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,999

				655,009

Financials : 0.89%

Banks : 0.19%
CIT Group Incorporated	4.25	8-15-2017	105,000	106,145
CIT Group Incorporated	5.25	3-15-2018	25,000	25,835
CIT Group Incorporated 144A	5.50	2-15-2019	25,000	26,328

				158,308

Consumer Finance : 0.70%
Ally Financial Incorporated	3.75	11-18-2019	65,000	66,381
Ally Financial Incorporated	6.25	12-1-2017	60,000	62,053
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	40,000	40,890
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	137,253
Navient Corporation	4.63	9-25-2017	130,000	131,625
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,544

				576,746

Health Care : 0.76%

Health Care Equipment & Supplies : 0.07%
Hologic Incorporated 144A	5.25	7-15-2022	55,000	57,338

Health Care Providers & Services : 0.69%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	55,000	58,988
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	127,188
HCA Incorporated	8.00	10-1-2018	115,000	125,350
Lifepoint Hospitals Incorporated	5.50	12-1-2021	55,000	57,234
MPT Operating Partnership LP	6.38	2-15-2022	100,000	103,375
Tenet Healthcare Corporation ±	4.46	6-15-2020	55,000	55,688
Tenet Healthcare Corporation	6.25	11-1-2018	45,000	47,644

				575,467

Industrials : 1.14%

Aerospace & Defense : 0.13%
Alcoa Incorporated	6.75	7-15-2018	60,000	63,691
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	40,000	41,800

				105,491

Airlines : 0.25%
American Airlines Group Incorporated	6.13	6-1-2018	100,000	104,250
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	104,750

				209,000

Building Products : 0.10%
USG Corporation	9.75	1-15-2018	80,000	84,320

Commercial Services & Supplies : 0.12%
Clean Harbors Incorporated	5.13	6-1-2021	100,000	102,250

4

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery : 0.16%
Case New Holland Industrial Incorporated	7.88%	12-1-2017	$65,000	$67,600
Meritor Incorporated	6.75	6-15-2021	65,000	67,600

				135,200

Trading Companies & Distributors : 0.38%
Aircastle Limited	4.63	12-15-2018	100,000	103,750
Ashtead Capital Incorporated 144A	6.50	7-15-2022	100,000	104,590
H&E Equipment Services Incorporated	7.00	9-1-2022	100,000	105,250

				313,590

Information Technology : 0.56%

Communications Equipment : 0.07%
ViaSat Incorporated	6.88	6-15-2020	55,000	56,407

Electronic Equipment, Instruments & Components : 0.19%
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	79,796
Zebra Technologies Corporation	7.25	10-15-2022	70,000	75,727

				155,523

Internet Software & Services : 0.20%
IAC/InterActiveCorp	4.88	11-30-2018	103,000	104,545
Match Group Incorporated	6.75	12-15-2022	55,000	58,025

				162,570

Technology Hardware, Storage & Peripherals : 0.10%
EMC Corporation	2.65	6-1-2020	90,000	87,715

Materials : 0.46%

Chemicals : 0.10%
Ashland Incorporated	3.88	4-15-2018	80,000	81,400

Containers & Packaging : 0.26%
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	127,200
Reynolds Group Holdings	5.75	10-15-2020	85,000	87,550

				214,750

Metals & Mining : 0.10%
Steel Dynamics Incorporated	6.38	8-15-2022	80,000	83,600

Real Estate : 0.56%

Equity REITs : 0.49%
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	60,000	62,550
Equinix Incorporated	5.38	1-1-2022	120,000	126,750
Iron Mountain Incorporated 144A	6.00	10-1-2020	100,000	105,029
VEREIT Operating Partnership LP	3.00	2-6-2019	100,000	100,370
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,214

				404,913

Real Estate Management & Development : 0.07%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	60,000	61,500

Telecommunication Services : 0.67%

Diversified Telecommunication Services : 0.31%
CenturyLink Incorporated	5.63	4-1-2020	90,000	95,119
Frontier Communications Corporation	8.13	10-1-2018	75,000	80,250
Hughes Satellite Systems Corporation	6.50	6-15-2019	75,000	81,210

				256,579

5

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services : 0.36%
Sprint Communications Incorporated 144A	9.00%	11-15-2018	$130,000	$142,350
T-Mobile USA Incorporated	6.13	1-15-2022	50,000	52,974
T-Mobile USA Incorporated	6.25	4-1-2021	5,000	5,175
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	100,758

				301,257

Total Corporate Bonds and Notes (Cost $7,417,011)				7,442,843

Loans : 3.67%

Consumer Discretionary : 0.39%

Auto Components : 0.07%
Allison Transmission Incorporated ±	3.28	9-23-2022	56,571	57,207

Household Products : 0.32%
Michaels Stores Incorporated ±	3.75	1-30-2023	131,874	131,497
The ServiceMaster Company LLC ±	3.28	11-8-2023	135,000	136,350

				267,847

Consumer Staples : 0.18%

Food Products : 0.18%
Pinnacle Foods Incorporated ±%%<	3.06	2-2-2024	60,000	60,275
Prestige Brands Incorporated ±%%<	3.53	1-26-2024	85,000	86,027

				146,302

Financials : 0.24%

Diversified Financial Services : 0.24%
Delos Finance SARL ±	3.50	10-6-2023	135,000	136,153
LPL Holdings Incorporated ±	3.28	3-29-2019	65,000	65,041

				201,194

Health Care : 0.23%

Health Care Providers & Services : 0.23%
Change Healthcare Holdings LLC ±%%<	3.81	2-8-2024	45,000	45,188
Community Health Systems Incorporated ±	4.27	12-31-2018	114,338	114,001
TeamHealth Incorporated ±	3.75	2-6-2024	35,000	34,891

				194,080

Industrials : 1.00%

Aerospace & Defense : 0.14%
TransDigm Incorporated ±	3.96	2-28-2020	117,603	118,051

Airlines : 0.16%
Delta Air Lines Incorporated ±	3.28	8-24-2022	133,313	134,118

Commercial Services & Supplies : 0.36%
ADS Waste Holdings Incorporated ±	3.50	11-10-2023	100,000	101,000
Columbus McKinnon Corporation ±%%<	4.00	1-31-2024	65,000	65,366
KAR Auction Services Incorporated ±	4.19	3-9-2021	131,279	132,387

				298,753

6

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Communications Equipment : 0.34%
Charter Communications Operating LLC ±%%<	2.79%	1-3-2021	$145,000	$145,599
Virgin Media Bristol LLC ±	3.52	1-31-2025	135,000	135,525

				281,124

Information Technology : 0.53%

Electronic Equipment, Instruments & Components : 0.16%
Dell International LLC ±%%<	3.56	9-7-2023	45,000	45,275
Zebra Technologies Corporation ±	3.43	10-27-2021	83,972	84,979

				130,254

Internet Software & Services : 0.23%
Ancestry.com Incorporated ±	4.25	10-19-2023	55,000	55,619
Zayo Group LLC ±%%<	3.50	1-19-2024	90,450	91,297
Zayo Group LLC ±%%<	3.56	1-12-2024	43,550	43,958

				190,874

IT Services : 0.11%
First Data Corporation ±	3.78	7-10-2022	93,295	93,902

Semiconductors & Semiconductor Equipment : 0.03%
Micron Technology Incorporated ±	4.54	4-26-2022	19,950	20,201

Materials : 0.54%

Chemicals : 0.28%
Huntsman International LLC ±	3.80	4-1-2023	99,750	100,789
Ineos US Finance LLC ±	3.81	12-15-2020	131,964	132,048

				232,837

Containers & Packaging : 0.26%
Berry Plastics Corporation ±%%<	3.31	2-8-2020	180,000	180,824
Reynolds Group Holdings Incorporated ±	3.78	2-5-2023	29,925	30,149

				210,973

Real Estate : 0.14%

Equity REITs : 0.14%
MGM Growth Properties LLC ±	3.28	4-25-2023	114,424	115,317

Telecommunication Services : 0.30%

Diversified Telecommunication Services : 0.16%
Level 3 Financing Incorporated ±%%<	3.31	2-14-2024	129,470	130,071

Wireless Telecommunication Services : 0.14%
SBA Communications Corporation ±<	3.04	3-24-2021	120,000	120,500

Utilities : 0.12%

Independent Power & Renewable Electricity Producers : 0.12%
Calpine Corporation ±	3.75	1-15-2024	99,495	99,956

Total Loans (Cost $3,031,072)				3,043,561

7

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities : 66.61%
TIPS	0.13%	4-15-2018	$287,216	$291,372
TIPS	0.13	4-15-2019	1,586,724	1,617,544
TIPS	0.13	4-15-2020	3,902,146	3,974,109
TIPS	0.13	4-15-2021	3,560,217	3,608,198
TIPS	0.13	1-15-2022	1,557,367	1,574,751
TIPS	0.13	7-15-2022	2,314,941	2,343,482
TIPS	0.13	1-15-2023	1,762,426	1,769,597
TIPS	0.13	7-15-2024	1,911,546	1,905,636
TIPS	0.13	7-15-2026	2,296,439	2,256,129
TIPS	0.25	1-15-2025	1,946,901	1,941,388
TIPS	0.38	7-15-2023	2,251,223	2,298,996
TIPS	0.38	7-15-2025	1,837,616	1,853,262
TIPS	0.38	1-15-2027	1,234,333	1,237,851
TIPS	0.63	7-15-2021	1,435,395	1,494,682
TIPS	0.63	1-15-2024	1,774,528	1,828,351
TIPS	0.63	1-15-2026	2,611,300	2,675,475
TIPS	0.63	2-15-2043	577,555	543,753
TIPS	0.75	2-15-2042	1,057,775	1,028,255
TIPS	0.75	2-15-2045	1,189,302	1,150,974
TIPS	0.88	2-15-2047	200,030	200,387
TIPS	1.00	2-15-2046	917,037	946,689
TIPS	1.13	1-15-2021	2,621,193	2,769,890
TIPS	1.25	7-15-2020	1,284,166	1,365,267
TIPS	1.38	7-15-2018	576,589	599,308
TIPS	1.38	1-15-2020	1,172,283	1,240,931
TIPS	1.38	2-15-2044	978,935	1,095,909
TIPS	1.63	1-15-2018	316,918	325,695
TIPS	1.75	1-15-2028	685,696	781,582
TIPS	1.88	7-15-2019	531,438	568,144
TIPS	2.00	1-15-2026	1,702,974	1,946,356
TIPS	2.13	1-15-2019	466,668	494,330
TIPS	2.13	2-15-2040	927,118	1,180,942
TIPS	2.13	2-15-2041	567,767	727,478
TIPS	2.38	1-15-2025	1,165,537	1,354,185
TIPS	2.38	1-15-2027	658,449	784,487
TIPS	2.50	1-15-2029	669,078	825,316
TIPS	2.63	7-15-2017	58,244	59,524
TIPS	3.38	4-15-2032	204,024	289,578
TIPS	3.63	4-15-2028	1,052,354	1,410,453
TIPS	3.88	4-15-2029	631,502	881,791

Total U.S. Treasury Securities (Cost $53,706,015)				55,242,047

Yankee Corporate Bonds and Notes : 0.72%

Consumer Discretionary : 0.12%

Automobiles : 0.12%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	102,025

Consumer Staples : 0.12%

Food & Staples Retailing : 0.12%
Tesco plc 144A	5.50	11-15-2017	100,000	102,240

Financials : 0.20%

Banks : 0.20%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	80,000	83,175
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,886

				165,061

Health Care : 0.12%

Pharmaceuticals : 0.12%
Mallinckrodt International Finance SA	3.50	4-15-2018	100,000	100,250

8

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Information Technology : 0.13%

Communications Equipment : 0.13%
Nokia Corporation		5.38%	5-15-2019	$100,000	$105,750

Materials : 0.03%

Containers & Packaging : 0.03%
Ardagh Packaging Finance plc 144A±		3.96	12-15-2019	23,874	24,351

Total Yankee Corporate Bonds and Notes (Cost $594,722)					599,677

		Yield		Shares
Short-Term Investments : 6.54%

Investment Companies : 6.48%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84		102,352	102,363
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.48		5,272,195	5,272,195

					5,374,558

				Principal
U.S. Treasury Securities : 0.06%
U.S. Treasury Bill (z)#		0.49	3-16-2017	$50,000	49,991

Total Short-Term Investments (Cost $5,424,547)					5,424,549

Total investments in securities (Cost $81,098,403)*	100.93%				83,708,357

Other assets and liabilities, net	(0.93)				(770,330)

Total net assets	100.00%				$82,938,027

†	Non-income-earning security
«	All or a portion of this security is on loan.
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $81,063,389 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,116,122
Gross unrealized losses	(471,154)

Net unrealized gains	$2,644,968

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities

9

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of February 28, 2017, the Portfolio had unfunded loan commitments of $808,968.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$2,963,033	$0	$0	$2,963,033
Energy	2,792,426	0	0	2,792,426
Materials	3,257,445	0	0	3,257,445
Real estate	2,942,776	0	0	2,942,776
Corporate bonds and notes	0	7,442,843	0	7,442,843
Loans	0	2,978,195	65,366	3,043,561
U.S. Treasury securities	55,242,047	0	0	55,242,047
Yankee corporate bonds and notes	0	599,677	0	599,677
Short-term investments
Investment companies	5,272,195	0	0	5,272,195
U.S. Treasury securities	49,991	0	0	49,991
Investments measured at net asset value*				102,363

	72,519,913	11,020,715	65,366	83,708,357
Futures contracts	2,063	0	0	2,063

Total assets	$72,521,976	$11,020,715	$65,366	$83,710,420

Liabilities
Futures contracts	$47	$0	$0	$47

Total liabilities	$47	$0	$0	$47

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $102,363 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended February 28, 2017, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2017, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains
6-21-2017	JPMorgan	3 Long	10-Year U.S. Treasury Notes	$373,734	$723
6-30-2017	JPMorgan	11 Short	2-Year U.S. Treasury Notes	2,380,469	142
6-30-2017	JPMorgan	22 Short	5-Year U.S. Treasury Notes	2,589,469	840

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 31.03%
FHLMC	3.00%	7-1-2046	$725,888	$722,860
FHLMC	3.00	7-1-2046	1,010,104	1,004,951
FHLMC	3.50	9-1-2032	857,562	891,819
FHLMC	3.50	4-1-2043	1,438,796	1,483,221
FHLMC	3.50	5-1-2044	658,329	678,538
FHLMC	3.50	6-1-2046	578,261	594,107
FHLMC	4.00	4-1-2044	826,096	877,485
FHLMC	4.00	8-1-2044	587,840	622,809
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.94	9-25-2029	44,955	47,005
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	992,093	1,241,430
FNMA	2.50	8-1-2031	500,479	502,240
FNMA	2.51	9-1-2024	961,806	954,596
FNMA	2.57	9-1-2019	520,865	527,968
FNMA	2.57	9-1-2019	521,671	528,785
FNMA	2.69	5-1-2023	591,549	598,286
FNMA	2.73	1-1-2023	568,937	576,767
FNMA	2.73	9-1-2023	585,609	591,900
FNMA	2.76	4-1-2021	1,082,613	1,091,381
FNMA	2.78	10-1-2020	550,000	559,922
FNMA	2.85	12-1-2023	590,000	594,946
FNMA	2.96	6-1-2022	514,522	517,071
FNMA	3.00	12-1-2032	61,357	62,600
FNMA	3.00	7-1-2046	585,316	583,417
FNMA	3.05	11-1-2022	535,165	549,605
FNMA	3.07	2-1-2026	360,000	364,716
FNMA	3.08	1-1-2026	480,000	486,712
FNMA	3.31	6-1-2021	550,000	569,274
FNMA	3.35	1-1-2028	280,000	288,708
FNMA	3.50	9-1-2032	1,610,548	1,672,644
FNMA	3.50	10-1-2032	877,374	911,426
FNMA	3.50	11-1-2042	337,520	347,686
FNMA	3.50	11-1-2042	430,319	443,279
FNMA	3.50	2-1-2043	241,638	248,976
FNMA	3.50	4-1-2046	279,573	287,635
FNMA	5.00	9-1-2033	208,063	229,061
FNMA	5.50	2-1-2036	167,856	176,171
FNMA Series 2002-90 Class A2	6.50	11-25-2042	389,506	447,277
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	194,270	224,244
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,743,670	1,989,439
FNMA Series 2003-86 Class PT	4.50	9-25-2018	113,909	115,687
FNMA Series 2003-W4 Class 3A ±	6.23	10-25-2042	265,052	318,938
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	737,732	838,594
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,051,018	1,203,207
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	173,048	202,928
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	992,413	1,168,607
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	327,051	385,112
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	219,068	221,141
GNMA	6.50	10-15-2023	25,624	29,230
GNMA	6.50	11-15-2023	12,132	13,840
GNMA	6.50	11-15-2023	3,226	3,680
GNMA	6.50	12-15-2023	14,672	16,737
GNMA	6.50	1-15-2024	31,257	35,657
GNMA	7.00	8-15-2027	82,848	95,913
SBA Series 2006-20B Class 1	5.35	2-1-2026	361,103	387,249
SBA Series 2006-20H Class 1	5.70	8-1-2026	178,665	192,304
SBA Series 2007-20J Class 1	5.57	10-1-2027	547,713	594,100
SBA Series 2013-20A Class 1	2.13	1-1-2033	422,399	411,777
SBA Series 2013-20J Class 1	3.37	10-1-2033	490,473	507,721
SBA Series 2014-10A Class 1	3.19	3-10-2024	681,330	704,506
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,060,564	1,092,180
SBA Series 2014-20A Class 1	3.46	1-1-2034	385,702	402,237
SBA Series 2015-10B Class 1	2.83	9-10-2025	574,441	584,961
SBA Series 2015-20C Class 1	2.72	3-1-2035	526,942	525,721
SBA Series 2015-20E Class 1	2.77	5-1-2035	823,775	822,610
SBA Series 2015-20F Class 1	2.98	6-1-2035	540,555	546,880

Total Agency Securities (Cost $35,754,454)				36,512,474

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities : 4.03%
American Express Credit Accounts Series 2014-2 Class A	1.26%	1-15-2020	$570,000	$570,260
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	575,436
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	287,627	287,708
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	43,960	43,936
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	580,786
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	604,698
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	599,774
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	1.45	10-25-2035	531,318	527,174
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	499,881
South Carolina Student Loan Corporation Series 2014-1 Class B ±	2.28	8-1-2035	500,000	460,578

Total Asset-Backed Securities (Cost $4,763,803)				4,750,231

Corporate Bonds and Notes : 30.33%

Consumer Discretionary : 4.16%

Auto Components : 0.35%
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	407,000

Automobiles : 0.36%
General Motors Company	4.88	10-2-2023	400,000	428,860

Diversified Consumer Services : 2.01%
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	211,971
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	776,846
Northwestern University	3.69	12-1-2038	530,000	540,537
President and Fellows of Harvard College	3.53	10-1-2031	250,000	252,707
Service Corporation International	5.38	1-15-2022	260,000	268,775
University of Southern California	3.03	10-1-2039	350,000	316,860

				2,367,696

Media : 1.05%
Charter Communications Operating LLC	4.91	7-23-2025	325,000	342,875
Comcast Corporation	3.00	2-1-2024	170,000	170,014
Lamar Media Corporation	5.88	2-1-2022	315,000	324,923
Time Warner Incorporated	3.40	6-15-2022	140,000	142,285
Time Warner Incorporated	3.60	7-15-2025	260,000	257,319

				1,237,416

Textiles, Apparel & Luxury Goods : 0.39%
Hanesbrands Incorporated 144A	4.63	5-15-2024	200,000	198,250
The William Carter Company	5.25	8-15-2021	250,000	258,437

				456,687

Consumer Staples : 0.84%

Beverages : 0.34%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	140,000	142,043
Anheuser-Busch InBev SA	3.75	1-15-2022	250,000	263,250

				405,293

Food & Staples Retailing : 0.11%
CVS Health Corporation	3.50	7-20-2022	120,000	123,502

Food Products : 0.39%
Ingredion Incorporated	3.20	10-1-2026	150,000	147,516
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	306,659

				454,175

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy : 3.78%

Energy Equipment & Services : 0.14%
Halliburton Company	3.80%	11-15-2025	$160,000	$164,357

Oil, Gas & Consumable Fuels : 3.64%
Anadarko Petroleum Corporation «	5.55	3-15-2026	150,000	168,440
Chevron Corporation	2.95	5-16-2026	250,000	246,810
Chevron Corporation	3.19	6-24-2023	250,000	256,122
Cimarex Energy Company	5.88	5-1-2022	350,000	363,074
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	211,138
ConocoPhillips Company	3.35	11-15-2024	370,000	371,295
EQT Corporation	8.13	6-1-2019	400,000	448,202
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	239,571
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	187,853
Marathon Oil Corporation «	3.85	6-1-2025	410,000	407,866
MPLX LP	4.13	3-1-2027	250,000	251,613
Newfield Exploration Company	5.38	1-1-2026	75,000	78,188
Newfield Exploration Company	5.63	7-1-2024	249,000	266,430
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	202,272
Plains All American Pipeline LP	4.65	10-15-2025	400,000	416,950
Southwestern Energy Company	6.70	1-23-2025	175,000	168,000

				4,283,824

Financials : 7.12%

Banks : 2.89%
Bank of America Corporation	3.95	4-21-2025	120,000	120,435
Bank of America Corporation	4.00	4-1-2024	700,000	728,920
Citigroup Incorporated	3.30	4-27-2025	130,000	127,811
Citigroup Incorporated	3.40	5-1-2026	250,000	244,504
Citigroup Incorporated	4.40	6-10-2025	100,000	102,709
CoreStates Capital Trust II 144A±	1.67	1-15-2027	750,000	680,625
JPMorgan Chase & Company ±	3.78	2-1-2028	175,000	177,805
National Capital Commerce Incorporated ±(i)	1.98	4-1-2027	400,000	354,000
NTC Capital Trust Series A ±	1.54	1-15-2027	450,000	408,375
PNC Bank	3.25	6-1-2025	250,000	252,875
US Bancorp	2.95	7-15-2022	200,000	202,140

				3,400,199

Capital Markets : 1.47%
Goldman Sachs Capital II ±	4.00	12-29-2049	6,000	4,928
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	265,448
Goldman Sachs Group Incorporated	3.85	1-26-2027	190,000	191,953
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	123,018
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	225,272
Morgan Stanley	3.70	10-23-2024	100,000	102,133
Morgan Stanley	3.95	4-23-2027	180,000	179,474
Morgan Stanley	5.50	7-24-2020	350,000	383,767
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	253,439

				1,729,432

Consumer Finance : 0.43%
American Express Credit Corporation %%	2.70	3-3-2022	240,000	239,465
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	262,090

				501,555

Diversified Financial Services : 0.73%
Abay Leasing 2014 LLC	2.65	11-9-2026	467,187	470,082
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	394,875

				864,957

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Insurance : 1.60%
Berkshire Hathaway Incorporated	2.75%	3-15-2023	$210,000	$210,665
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	813,907
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	636,092
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	217,518

				1,878,182

Health Care : 3.27%

Health Care Equipment & Supplies : 0.54%
Becton Dickinson & Company	3.73	12-15-2024	134,000	138,568
C.R. Bard Incorporated	3.00	5-15-2026	170,000	164,630
Medtronic Incorporated	3.15	3-15-2022	130,000	133,653
Teleflex Incorporated	4.88	6-1-2026	200,000	201,500

				638,351

Health Care Providers & Services : 2.18%
Allina Health System Incorporated	4.81	11-15-2045	235,000	252,372
Ascension Health	3.95	11-15-2046	225,000	222,905
Baptist Health South Florida Incorporated	4.34	11-15-2041	170,000	171,406
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	126,099
Mayo Clinic	3.77	11-15-2043	120,000	114,830
Mednax Incorporated 144A	5.25	12-1-2023	475,000	491,031
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	375,314
Texas Health Resources	4.33	11-15-2055	375,000	382,470
The New York and Presbyterian Hospital	3.56	8-1-2036	275,000	261,058
The New York and Presbyterian Hospital	4.06	8-1-2056	180,000	170,366

				2,567,851

Life Sciences Tools & Services : 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	152,964

Pharmaceuticals : 0.42%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	242,401
EMD Finance LLC 144A	2.95	3-19-2022	250,000	250,396

				492,797

Industrials : 2.85%

Aerospace & Defense : 0.25%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	103,415
Hexcel Corporation	3.95	2-15-2027	190,000	191,583

				294,998

Commercial Services & Supplies : 0.30%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	357,525

Construction & Engineering : 0.21%
Valmont Industries Incorporated	5.00	10-1-2044	260,000	246,336

Machinery : 1.80%
Actuant Corporation	5.63	6-15-2022	425,000	438,281
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	383,250
Deere & Company	2.60	6-8-2022	340,000	341,210
Fortive Corporation 144A	3.15	6-15-2026	240,000	237,904
Oshkosh Corporation	5.38	3-1-2022	375,000	390,469
Vessel Management Services Incorporated	3.43	8-15-2036	331,000	325,611

				2,116,725

Road & Rail : 0.29%
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	155,140
Union Pacific Corporation	7.88%	1-15-2019	171,000	189,180

				344,320

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology : 1.03%

IT Services : 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	107,842

Semiconductors & Semiconductor Equipment : 0.23%
Micron Technology Incorporated 144A	7.50	9-15-2023	245,000	273,175

Software : 0.38%
Oracle Corporation	2.50	5-15-2022	220,000	220,052
Oracle Corporation	3.40	7-8-2024	220,000	226,067

				446,119

Technology Hardware, Storage & Peripherals : 0.33%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	390,231

Materials : 1.78%

Chemicals : 0.72%
Scotts Miracle Gro Company	6.00	10-15-2023	390,000	415,592
Valspar Corporation	3.30	2-1-2025	100,000	97,084
Valvoline Incorporated 144A	5.50	7-15-2024	185,000	195,175
W.R. Grace & Company 144A	5.63	10-1-2024	130,000	138,125

				845,976

Containers & Packaging : 0.49%
Ball Corporation	5.00	3-15-2022	350,000	370,563
International Paper Company	3.00	2-15-2027	210,000	198,736

				569,299

Metals & Mining : 0.27%
Alcoa Incorporated	5.40	4-15-2021	300,000	321,330

Paper & Forest Products : 0.30%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	352,801

Real Estate : 3.10%

Equity REITs : 3.10%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	241,889
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	191,419
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,508
Boston Properties LP	3.70	11-15-2018	180,000	185,155
Boston Properties LP	5.88	10-15-2019	200,000	217,782
Duke Realty LP	3.25	6-30-2026	130,000	126,816
Duke Realty LP	3.88	10-15-2022	150,000	156,744
ERP Operating LP	4.63	12-15-2021	281,000	304,707
Liberty Property LP	3.75	4-1-2025	100,000	101,081
Potlatch Corporation	7.50	11-1-2019	310,000	339,450
ProLogis LP	3.75	11-1-2025	170,000	175,469
Realty Income Corporation	4.65	8-1-2023	370,000	400,408
Simon Property Group LP	3.38	10-1-2024	300,000	305,953
UDR Incorporated	4.63	1-10-2022	260,000	277,494
Ventas Realty LP	3.50	2-1-2025	150,000	147,351
Vornado Realty LP	2.50	6-30-2019	200,000	201,023
Weingarten Realty Investors	3.25	8-15-2026	240,000	229,970

				3,644,219

5

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services : 0.80%

Diversified Telecommunication Services : 0.80%
AT&T Incorporated	4.75%	5-15-2046	$280,000	$261,638
AT&T Incorporated	5.25	3-1-2037	60,000	61,842
Verizon Communications Incorporated	2.63	8-15-2026	130,000	119,145
Verizon Communications Incorporated	3.50	11-1-2024	110,000	110,236
Verizon Communications Incorporated 144A	4.81	3-15-2039	391,000	387,117

				939,978

Utilities : 1.60%

Electric Utilities : 1.29%
Great River Energy 144A(i)	5.83	7-1-2017	129,702	130,843
ITC Holdings Corporation	3.65	6-15-2024	120,000	121,666
Monongahela Power Company 144A	4.10	4-15-2024	380,000	400,792
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	376,068
PacifiCorp	3.35	7-1-2025	130,000	132,208
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	145,249	149,243
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	205,821

				1,516,641

Gas Utilities : 0.31%
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	368,190

Total Corporate Bonds and Notes (Cost $34,797,138)				35,690,803

Municipal Obligations : 8.05%

Alaska : 0.26%
Alaska Taxable Build America Bonds Series 2010A (GO Revenue)	5.74	8-1-2033	250,000	310,668

Georgia : 0.50%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	587,680

Indiana : 0.19%
Indiana Finance Authority Taxable Facilities Series A (Miscellaneous Revenue)	2.37	7-1-2024	225,000	218,050

Maryland : 0.26%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	310,389

Massachusetts : 0.69%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	421,916
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	350,000	395,497

				817,413

Missouri : 0.26%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.77	8-27-2029	311,855	306,615

New Jersey : 1.02%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,205,903

North Carolina : 1.01%
Duke University Series A (Education Revenue)	5.85	4-1-2037	300,000	387,345
North Carolina Education Assistance Authority Student Loan 2011-1 Series A3 (Education Revenue)	1.94	10-25-2041	650,000	649,552
University of North Carolina Chapel Hill Refunding Bonds Series 2016C (Education Revenue)	3.33	12-1-2036	150,000	148,607

				1,185,504

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio : 0.56%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	$325,000	$396,988
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	260,698

				657,686

Oklahoma : 0.33%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	394,331

Texas : 1.34%
Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40	2-15-2022	375,000	393,146
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	495,780
Texas A&M University Taxable Financing System Series B (Education Revenue)	3.11	5-15-2028	220,000	217,369
Texas Taxable (GO Revenue)	3.45	10-1-2028	285,000	290,412
Texas Tech University Taxable Refunding Financing System Series B (Education Revenue)	3.61	2-15-2029	180,000	182,039

				1,578,746

Virginia : 0.19%
Virginia State Housing Development Authority (Housing Revenue)	3.10	6-25-2041	222,883	219,714

Washington : 0.91%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	261,929
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	425,940
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	325,000	386,038

				1,073,907

West Virginia : 0.43%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	475,000	500,983

Wisconsin : 0.10%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	112,553

Total Municipal Obligations (Cost $9,028,201)				9,480,142

Non-Agency Mortgage-Backed Securities : 11.81%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	739,195
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	565,481
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	627,272
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	658,079
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	577,575
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19	11-10-2023	600,000	644,633
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	642,709
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	3.18	6-25-2034	412,282	418,778
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	489,300	525,264

7

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71%	8-10-2044	$545,000	$573,065
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	582,980
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	214,267
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	215,000
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	663,784
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	378,044
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	416,459
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	566,638
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	579,331
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	543,632
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	566,284
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	501,602
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A±	6.50	10-25-2034	899,908	884,561
Sequoia Mortgage Trust Series 10 Class 1A ±	1.58	10-20-2027	230,431	224,586
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±	2.75	8-25-2055	379,880	377,938
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	4-25-2056	540,723	535,159
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	671,759

Total Non-Agency Mortgage-Backed Securities (Cost $13,910,073)				13,894,075

U.S. Treasury Securities : 7.95%
U.S. Treasury Bond	2.25	8-15-2046	1,075,000	920,048
U.S. Treasury Bond «	2.88	11-15-2046	3,955,000	3,880,998
U.S. Treasury Bond	5.00	5-15-2037	550,000	746,195
U.S. Treasury Note	2.00	12-31-2021	875,000	878,965
U.S. Treasury Note	2.00	11-15-2026	1,800,000	1,741,219
U.S. Treasury Note	2.25	2-15-2027	1,200,000	1,188,281

Total U.S. Treasury Securities (Cost $9,332,103)				9,355,706

Yankee Corporate Bonds and Notes : 5.27%

Consumer Discretionary : 0.29%

Media : 0.29%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	339,467

Energy : 1.65%

Energy Equipment & Services : 0.34%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	404,583

Oil, Gas & Consumable Fuels : 1.31%
BP Capital Markets plc	3.81	2-10-2024	110,000	114,144
BP Capital Markets plc	4.50	10-1-2020	350,000	375,976
Petroleos Mexicanos	2.29	2-15-2024	192,500	191,975
Petroleos Mexicanos	2.83	2-15-2024	402,500	409,060
Petroleos Mexicanos	6.38	1-23-2045	250,000	237,875
Total Capital International SA	3.70	1-15-2024	200,000	208,902

				1,537,932

Financials : 1.44%

Banks : 0.77%
Bank of Nova Scotia	4.50	12-16-2025	250,000	261,281
Credit Suisse New York	3.63	9-9-2024	250,000	253,954
HSBC Holdings plc	3.60	5-25-2023	250,000	254,458

Royal Bank of Canada	4.65	1-27-2026	120,000	127,780

				897,473

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Diversified Financial Services : 0.67%
Shell International Finance BV		3.25%	5-11-2025	$200,000	$201,751
Shell International Finance BV		3.40	8-12-2023	370,000	381,002
Tyco Electronics Group SA		3.50	2-3-2022	200,000	206,890

					789,643

Health Care : 0.32%

Pharmaceuticals : 0.32%
Actavis Funding SCS		4.55	3-15-2035	230,000	231,705
Teva Pharmaceutical Finance BV		2.20	7-21-2021	150,000	144,424

					376,129

Industrials : 0.56%

Aerospace & Defense : 0.43%
BAE Systems plc 144A		4.75	10-11-2021	470,000	509,258

Road & Rail : 0.13%
Canadian Pacific Railway Company		2.90	2-1-2025	150,000	148,449

Information Technology : 0.68%

Semiconductors & Semiconductor Equipment : 0.32%
TSMC Global Limited 144A		1.63	4-3-2018	380,000	378,914

Technology Hardware, Storage & Peripherals : 0.36%
Seagate HDD Cayman		4.75	6-1-2023	425,000	425,000

Telecommunication Services : 0.33%

Wireless Telecommunication Services : 0.33%
Rogers Communications Incorporated		4.10	10-1-2023	370,000	391,085

Total Yankee Corporate Bonds and Notes (Cost $6,025,612)					6,197,933

		Yield		Shares
Short-Term Investments : 5.29%

Investment Companies : 5.29%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84		4,340,285	4,340,719
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.48		1,880,767	1,880,767
Total Short-Term Investments (Cost $6,221,470)					6,221,486

Total investments in securities (Cost $119,832,854)*	103.76%				122,102,850

Other assets and liabilities, net	(3.76)				(4,428,478)

Total net assets	100.00%				$117,674,372

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(i)	Illiquid security
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

9

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

*	Cost for federal income tax purposes is $119,789,680 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,411,095
Gross unrealized losses	(1,097,925)

Net unrealized gains	$2,313,170

Abbreviations:

AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SBA	Small Business Authority

10

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$36,512,474	$0	$36,512,474
Asset-backed securities	0	4,750,231	0	4,750,231
Corporate bonds and notes	0	35,690,803	0	35,690,803
Municipal obligations	0	9,480,142	0	9,480,142
Non-agency mortgage-backed securities	0	13,894,075	0	13,894,075
U.S. Treasury securities	9,355,706	0	0	9,355,706
Yankee corporate bonds and notes	0	6,197,933	0	6,197,933
Short-term investments
Investment companies	1,880,767	0	0	1,880,767
Investments measured at net asset value*				4,340,719

Total assets	$11,236,473	$106,525,658	$0	$122,102,850

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $4,340,719 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 21.83%
FHLMC	6.00%	7-1-2017	$1,663	$1,670
FHLMC	7.50	7-17-2017	1,549	1,558
FHLMC Series T-54 Class 4A ±	3.26	2-25-2043	367,083	376,436
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	483,265	575,810
FHLMC Series T-63 Class 1A1 ±	1.77	2-25-2045	319,338	326,186
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	342,932	412,831
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	520,653	600,101
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	582,855	729,340
FNMA ±	1.80	10-1-2034	189,720	193,387
FNMA ±	1.80	4-1-2044	136,744	139,410
FNMA ±	1.80	10-1-2044	173,974	177,913
FNMA ±	1.87	4-1-2034	240,494	253,238
FNMA ±	2.21	4-1-2037	211,039	216,785
FNMA ±	2.22	9-1-2033	104,135	108,283
FNMA ±	2.23	10-1-2033	269,346	280,293
FNMA ±	2.71	8-1-2035	233,331	245,289
FNMA ±	2.81	6-1-2033	241,205	253,816
FNMA ±	2.81	7-1-2035	137,330	145,097
FNMA ±	2.86	12-1-2033	242,599	255,570
FNMA ±	2.91	6-1-2033	193,575	199,074
FNMA ±	3.04	1-1-2036	133,399	140,816
FNMA Series 2003-W4 Class 3A ±	6.23	10-25-2042	221,465	266,490
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	149,315	174,477
FNMA Series 2007-88 Class HC ±	2.97	9-25-2037	147,066	154,994

Total Agency Securities (Cost $5,729,577)				6,228,864

Asset-Backed Securities : 27.96%
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	47,280	47,283
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	70,067	70,066
Ally Auto Receivables Trust Series 2016-3 Class A2	1.19	12-17-2018	123,033	123,013
Ally Auto Receivables Trust Series 2017-1 Class A2	1.45	10-15-2019	140,000	139,911
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,114
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	1,394	1,394
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	66,589	66,588
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	112,077	112,016
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2 ±	1.53	6-10-2019	65,704	65,804
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	94,404	94,434
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	155,000	155,003
AmeriCredit Automobile Receivables Trust Series 2017-1 Class A2A	1.51	5-18-2020	140,000	139,968
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	42,461	42,452
BMW Vehicle Owner Trust Series 2016 Class A2A	0.99	5-28-2019	155,000	154,726
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	124,932	124,993
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	31,746	31,748
Capital Auto Receivables Asset Trust Series 2016-1 Class A2B ±	1.48	11-20-2018	38,955	39,014
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	174,014	173,951
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	143,385	143,380
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,015
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	16,147	16,136
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	105,759	105,756
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	1.22	11-15-2018	34,304	34,322
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	77,949	77,947
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	112,260	112,252
CarMax Auto Owner Trust Series 2017-1 Class A2	1.60	2-18-2020	140,000	140,080
Chase Issuance Trust Series 2014 Class A6	1.26	7-15-2019	120,000	120,036
CIT Education Loan Trust Series 2005-1 Class A3 ±	1.08	3-15-2026	42,421	42,209
CNH Equipment Trust Series 2014 Class A3	0.84	5-15-2019	7,993	7,988
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	31,650	31,635
CNH Equipment Trust Series 2015 Class A2B ±	1.24	12-17-2018	44,012	44,025
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	122,486	122,375
College Loan Corporation Trust Series 2004-1 Class A4 ±	1.23	4-25-2024	27,541	27,459
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	150,000	149,942
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	26,063	26,050
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	112	112
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	26,440	26,424
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	128,138	128,036
Ford Credit Auto Owner Trust Series 2016-A Class A2 ±	1.17	12-15-2018	69,124	69,174
Ford Credit Auto Owner Trust Series 2016-B Class A2A	1.08	3-15-2019	111,328	111,258
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.33	12-15-2019	85,000	84,955

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
GM Financial Automobile Lease Series 2016-1A Class A2	1.30%	7-20-2018	$100,615	$100,607
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	139,491	139,348
GSAMP Trust Series 2005 A2 Class A1 ±144A	1.13	1-25-2045	85,046	84,460
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	41,573	41,525
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	146,243	146,211
Honda Auto Receivables Owner Trust Series 2016-3 Class A2	1.01	10-18-2018	143,774	143,626
Huntington Auto Trust Series 2016-1 Class A2	1.38	5-15-2019	140,000	139,964
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	98,117	98,180
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	140,000	140,091
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2 144A	1.33	7-16-2018	102,909	102,935
Hyundai Auto Lease Securitization Trust Series 2016-B Class A2A 144A	1.24	11-15-2018	132,796	132,743
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	7,393	7,391
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	76,975	76,905
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	97,835	97,753
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	15,202	15,196
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	125,293	125,295
John Deere Owner Trust Series 2016-B Class A2	1.09	2-15-2019	150,000	149,829
John Deere Owner Trust Series 2017-A Class A2%%	1.50	10-15-2019	140,000	139,999
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	155,000	154,653
Mercedes Benz Auto Lease Trust Series 2016-A Class A2A	1.34	7-16-2018	47,828	47,840
Mercedes Benz Auto Receivables Trust Series 2015-1 Class A2B ±	1.04	6-15-2018	17,840	17,841
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A2A	1.11	3-15-2019	150,000	149,905
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	139,505	139,510
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 ±	1.78	5-20-2030	206,709	207,156
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	131,755	131,709
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	14,341	14,330
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	71,816	71,753
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	100,045	99,836
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	1.05	7-16-2018	30,881	30,886
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07	5-15-2019	160,000	159,761
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	85,665	85,680
Santander Drive Auto Receivables Trust Series 2017-1 Class A2	1.73	2-18-2020	140,000	139,996
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.59	1-25-2028	122,899	123,281
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	2,322	2,322
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	15,805	15,796
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	1.10	2-15-2018	12,585	12,587
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A	1.02	10-15-2018	149,261	149,129
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	155,000	154,794
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	83,410	83,401
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	11,300	11,294
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	137,328	137,382
Volvo Financial Equipment LLC Series 2017-1A Class A2 144A	1.83	10-15-2019	140,000	139,990
World Omni Auto Receivables Trust Series 2015-B	0.96	7-15-2019	49,876	49,842
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	190,000	189,514
World Omni Automobile Lease Securitization Trust Series 2016-A Class A2A	1.20	2-15-2019	144,243	143,981

Total Asset-Backed Securities (Cost $7,982,994)				7,980,271

Corporate Bonds and Notes : 26.29%

Consumer Discretionary : 1.31%

Automobiles : 0.49%
Toyota Motor Credit Corporation	1.70	1-9-2019	140,000	140,316

Hotels, Restaurants & Leisure : 0.26%
McDonald’s Corporation	5.80	10-15-2017	70,000	71,933

Specialty Retail : 0.56%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	160,077

Consumer Staples : 1.87%

Beverages : 1.16%
Anheuser-Busch InBev NV Companies Incorporated	1.38	7-15-2017	140,000	140,071
Brown Forman Corporation	1.00	1-15-2018	100,000	99,677
PepsiCo Incorporated ±	1.27%	7-17-2017	90,000	90,077

				329,825

2

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food Products : 0.71%
Cargill Incorporated 144A	1.90	3-1-2017	$114,000	$114,000
Kraft Heinz Foods Company	1.60	6-30-2017	90,000	90,159

				204,159

Energy : 1.52%

Oil, Gas & Consumable Fuels : 1.52%
Chevron Corporation	1.34	11-9-2017	30,000	30,017
Chevron Corporation ±	1.54	5-16-2018	60,000	60,308
Chevron Corporation	1.69	2-28-2019	40,000	40,000
ConocoPhillips Company	1.50	5-15-2018	80,000	79,831
Exxon Mobil Corporation ±	1.65	2-28-2018	90,000	90,545
Marathon Oil Corporation	6.00	10-1-2017	70,000	71,573
Phillips 66	2.95	5-1-2017	60,000	60,169

				432,443

Financials : 8.86%

Banks : 3.10%
Bank of America Corporation	1.70	8-25-2017	60,000	60,101
Bank of America Corporation	2.00	1-11-2018	50,000	50,231
Bank of America Corporation	3.88	3-22-2017	70,000	70,102
Citigroup Incorporated	1.80	2-5-2018	150,000	150,428
Citigroup Incorporated	1.85	11-24-2017	40,000	40,143
HSBC USA Incorporated ±	1.80	8-7-2018	110,000	110,417
JPMorgan Chase & Company	1.80	1-25-2018	60,000	60,205
JPMorgan Chase & Company	2.00	8-15-2017	60,000	60,211
JPMorgan Chase & Company	6.00	1-15-2018	60,000	62,319
KeyCorp	2.30	12-13-2018	90,000	90,471
Suntrust Bank ±	1.56	1-31-2020	75,000	75,311
US Bancorp ±	1.53	11-15-2018	55,000	55,182

				885,121

Capital Markets : 2.11%
Bank of New York Mellon Corporation ±	1.91	8-17-2020	90,000	91,521
Charles Schwab Corporation	2.20	7-25-2018	90,000	90,780
Goldman Sachs Group Incorporated ±	2.08	4-25-2019	70,000	70,755
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,299
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	51,893
Morgan Stanley	4.75	3-22-2017	50,000	50,099
Morgan Stanley	5.55	4-27-2017	115,000	115,733
State Street Corporation ±	1.95	8-18-2020	90,000	91,634

				602,714

Consumer Finance : 1.86%
American Express Credit Corporation ±	1.00	3-3-2020	50,000	50,000
American Express Credit Corporation	1.55	9-22-2017	100,000	100,121
American Honda Finance Corporation	0.95	5-5-2017	60,000	60,000
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,043
American Honda Finance Corporation ±	1.88	2-22-2019	50,000	50,546
BMW US Capital LLC ±144A	1.37	9-13-2019	75,000	75,018
Caterpillar Financial Service	1.80	11-13-2018	90,000	90,346
John Deere Capital Corporation ±	1.58	1-8-2019	75,000	75,410

				531,484

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services : 0.64%
AIG Global Funding 144A	1.65%	12-15-2017	$100,000	$100,184
General Electric Capital Corporation	5.63	9-15-2017	80,000	81,940

				182,124

Insurance : 0.79%
Marsh & McLennan Company Incorporated	2.55	10-15-2018	54,000	54,684
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,800
Travelers Company Incorporated	5.80	5-15-2018	97,000	101,778

				226,262

Real Estate Management & Development : 0.36%
Prologis LP	2.75	2-15-2019	100,000	101,461

Health Care : 1.81%

Biotechnology : 0.23%
AbbVie Incorporated	1.80	5-14-2018	65,000	65,145

Health Care Equipment & Supplies : 0.46%
Becton Dickinson & Company	1.80	12-15-2017	39,000	39,086
Medtronic plc ±	1.76	3-15-2020	90,000	91,554

				130,640

Health Care Providers & Services : 0.67%
Cardinal Health Incorporated	1.90	6-15-2017	90,000	90,134
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,071
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	30,038

				190,243

Pharmaceuticals : 0.45%
EMD Finance LLC Company 144A	1.70	3-19-2018	40,000	39,954
Johnson & Johnson ±	1.20	3-1-2019	90,000	90,298

				130,252

Industrials : 2.38%

Aerospace & Defense : 0.42%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,105
Northrop Grumman Corporation	1.75	6-1-2018	90,000	90,218

				120,323

Electrical Equipment : 0.55%
Eaton Corporation	1.50	11-2-2017	80,000	80,050
Rockwell Automation Incorporated	5.65	12-1-2017	75,000	77,262

				157,312

Industrial Conglomerates : 0.18%
Roper Industries Incorporated	1.85	11-15-2017	50,000	50,091

Machinery : 0.33%
Parker Hannifin Corporation	5.50	5-15-2018	90,000	94,311

Road & Rail : 0.90%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	80,000	80,585
Norfolk Southern Corporation	5.75	4-1-2018	80,000	83,540
Union Pacific Corporation	5.75	11-15-2017	90,000	92,767

				256,892

4

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology : 1.51%

Electronic Equipment, Instruments & Components : 0.21%
Corning Incorporated	1.50%	5-8-2018	$60,000	$59,924

IT Services : 0.18%
Visa Incorporated	1.20	12-14-2017	50,000	50,047

Software : 0.17%
Microsoft Corporation	1.10	8-8-2019	50,000	49,487

Technology Hardware, Storage & Peripherals : 0.95%
Apple Incorporated	0.90	5-12-2017	90,000	90,019
Apple Incorporated	1.55	2-8-2019	50,000	50,093
Apple Incorporated	1.70	2-22-2019	30,000	30,114
Hewlett Packard Enterprise Company 144A	2.45	10-5-2017	100,000	100,445

				270,671

Materials : 1.10%

Chemicals : 1.10%
Chevron Phillips Chemical Company 144A	1.70	5-1-2018	75,000	75,042
Ecolab Incorporated	1.45	12-8-2017	60,000	59,946
Praxair Incorporated	1.05	11-7-2017	90,000	89,909
The Sherwin-Williams Company	1.35	12-15-2017	90,000	89,866

				314,763

Real Estate : 1.01%

Equity REITs : 1.01%
Boston Properties LP	3.70	11-15-2018	90,000	92,578
ERP Operating LP	5.75	6-15-2017	30,000	30,377
Realty Income Corporation	2.00	1-31-2018	73,000	73,254
UDR Incorporated	4.25	6-1-2018	90,000	92,626

				288,835

Utilities : 4.92%

Electric Utilities : 4.26%
Alabama Power Company Series Q	5.50	10-15-2017	90,000	92,095
Commonwealth Edison Company	2.15	1-15-2019	50,000	50,379
Connecticut Light & Power	5.38	3-1-2017	75,000	75,000
Duke Energy Carolinas	5.25	1-15-2018	55,000	56,825
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	90,000	94,277
Florida Power & Light Company	5.55	11-1-2017	115,000	118,220
Florida Power & Light Company	5.80	9-15-2017	80,000	81,956
MidAmerican Energy Holdings Company	5.30	3-15-2018	55,000	57,182
Northern States Power Company of Minnesota	5.25	3-1-2018	70,000	72,558
PacifiCorp	5.50	1-15-2019	100,000	106,990
Public Service Colorado	5.80	8-1-2018	59,000	62,314
Public Service Electric & Gas Company	5.30	5-1-2018	84,000	87,654
Southern California Edison Company	1.13	5-1-2017	90,000	90,021
Union Electric Company	6.40	6-15-2017	120,000	121,692
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,963

				1,217,126

Gas Utilities : 0.31%
Southern California Gas Company	5.45	4-15-2018	85,000	88,467

Multi-Utilities : 0.35%
Peco Energy Company	5.35	3-1-2018	96,000	99,686

Total Corporate Bonds and Notes (Cost $7,491,600)				7,502,134

5

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 1.04%

Michigan : 0.21%
Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18%	5-1-2017	$60,000	$60,044

New York : 0.38%
New York City Transitional Finance Authority Future Tax Secured Bonds Fiscal 2010 Series A-2 (Tax Revenue)	4.85	5-1-2019	100,000	107,000

North Carolina : 0.24%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (Education Revenue)	1.94	1-26-2026	69,632	69,824

Texas : 0.21%
Texas Tech University Revenues Financing System Refunding and Improvement Bonds Taxable Series 2017-B (Education Revenue)	1.56	2-15-2019	60,000	60,014

Total Municipal Obligations (Cost $296,314)				296,882

Non-Agency Mortgage-Backed Securities : 3.82%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16 Class A1A ±	5.70	6-11-2040	28,087	28,213
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	100,829	102,034
CGGS Commercial Mortgage Trust Series 2016 ±144A	2.42	2-15-2033	73,455	73,628
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	5.79	12-10-2049	81,879	82,475
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 ±144A	2.07	12-15-2034	25,627	25,727
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	19,035	19,021
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.64	6-11-2042	70,622	70,854
SCG Trust Series 2013-SRP1 Class A ±144A	2.42	11-15-2026	140,000	139,956
SLMA Series 2006-1 Class A5 ±	1.15	7-26-2021	135,000	130,351
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	107,664	107,202
Towd Point Mortgage Trust Series 2015-6 Class A1 ±144A	3.50	4-25-2055	77,019	78,359
Towd Point Mortgage Trust Series 2016-3 Class A1 ±144A	2.25	4-25-2056	92,937	91,981
Towd Point Mortgage Trust Series 2017-1 Class A1 ±144A	2.75	10-25-2056	140,000	139,781

Total Non-Agency Mortgage-Backed Securities (Cost $1,104,057)				1,089,582

U.S. Treasury Securities : 11.53%
U.S. Treasury Note	0.63	7-31-2017	300,000	299,918
U.S. Treasury Note	0.75	1-31-2018	575,000	574,147
U.S. Treasury Note	0.75	2-28-2018	300,000	299,391
U.S. Treasury Note	0.75	9-30-2018	550,000	546,778
U.S. Treasury Note	0.75	10-31-2018	575,000	571,114
U.S. Treasury Note	0.88	7-15-2017	150,000	150,117
U.S. Treasury Note	1.00	11-30-2018	850,000	847,510

Total U.S. Treasury Securities (Cost $3,295,992)				3,288,975

Yankee Corporate Bonds and Notes : 3.18%

Consumer Staples : 0.32%

Food Products : 0.32%
Diageo Capital plc	1.50	5-11-2017	90,000	90,069

Energy : 0.63%

Oil, Gas & Consumable Fuels : 0.63%
BP Capital Markets plc ±	1.39	8-14-2018	90,000	90,174

6

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Shell International Finance Company ±		1.35%	5-10-2017	$90,000	$90,089

					180,263

Financials : 1.88%

Banks : 1.88%
Bank of Montreal		1.35	8-28-2018	30,000	29,851
Bank of Nova Scotia ±		1.42	6-11-2018	90,000	90,255
Bank Of Nova Scotia		2.13	9-11-2019	100,000	100,371
Royal Bank Of Canada Incorporated ±		1.77	2-1-2022	75,000	75,560
Royal Bank of Canada Incorporated		2.00	10-1-2018	150,000	150,873
Toronto Dominion Bank ±		1.58	7-23-2018	90,000	90,343
					537,253

Health Care : 0.11%

Pharmaceuticals : 0.11%
Teva Pharmaceutical Finance Netherlands III BV		1.40	7-20-2018	30,000	29,799

Industrials : 0.24%

Electrical Equipment : 0.24%
Tyco Electronics Group SA		2.38	12-17-2018	69,000	69,595

Total Yankee Corporate Bonds and Notes (Cost $906,700)					906,979

		Yield		Shares
Short-Term Investments : 5.28%

Investment Companies : 5.28%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.48		1,507,967	1,507,967

Total Short-Term Investments (Cost $1,507,967)					1,507,967

Total investments in securities (Cost $28,315,201)*	100.93%				28,801,654

Other assets and liabilities, net	(0.93)				(265,811)

Total net assets	100.00%				$28,535,843

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $28,315,201 and unrealized gains (losses) consists of:

Gross unrealized gains	$526,339
Gross unrealized losses	(39,886)

Net unrealized gains	$486,453

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

7

Wells Fargo Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$6,228,864	$0	$6,228,864
Asset-backed securities	0	7,980,271	0	7,980,271
Corporate bonds and notes	0	7,502,134	0	7,502,134
Municipal obligations	0	296,882	0	296,882
Non-agency mortgage-backed securities	0	1,089,582	0	1,089,582
U.S. Treasury securities	3,288,975	0	0	3,288,975
Yankee corporate bonds and notes	0	906,979	0	906,979
Short-term investments
Investment companies	1,507,967	0	0	1,507,967

	4,796,942	24,004,712	0	28,801,654
Futures contracts	859	0	0	859

Total assets	$4,797,801	$24,004,712	$0	$28,802,513

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended February 28, 2017, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2017, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-30-2017	JPMorgan	10 Short	5-Year U.S. Treasury Notes	$1,177,031	$(1,427)

As of February 28, 2017, the Portfolio had segregated $8,500 as cash collateral for open futures contracts.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	April 26, 2017

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 26, 2017

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 26, 2017